UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Strategic Advisers® Value
Multi-Manager Fund

February 28, 2014

1.931579.102

MMV-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.9%
Autoliv, Inc.	300	$ 28,902
Delphi Automotive PLC	140	9,320
Johnson Controls, Inc.	380	18,772
Lear Corp.	1,051	85,341
The Goodyear Tire & Rubber Co.	120	3,224
TRW Automotive Holdings Corp. (a)	460	37,867
		183,426
Automobiles - 0.8%
Ford Motor Co.	6,300	96,957
General Motors Co.	800	28,960
Harley-Davidson, Inc.	300	19,818
Honda Motor Co. Ltd.	500	17,997
		163,732
Diversified Consumer Services - 0.1%
Apollo Ed Group, Inc. Class A (non-vtg.) (a)	595	19,831
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp. unit	220	8,725
Hyatt Hotels Corp. Class A (a)	20	1,043
Las Vegas Sands Corp.	500	42,625
Royal Caribbean Cruises Ltd.	100	5,293
Six Flags Entertainment Corp.	348	14,198
Wyndham Worldwide Corp.	30	2,186
		74,070
Household Durables - 0.9%
D.R. Horton, Inc.	3,097	76,062
Lennar Corp. Class A	1,243	54,543
Newell Rubbermaid, Inc.	160	5,138
Tupperware Brands Corp.	30	2,358
Whirlpool Corp.	330	47,728
		185,829
Leisure Equipment & Products - 0.0%
Hasbro, Inc.	70	3,861
Media - 4.0%
CBS Corp. Class B	340	22,807
Comcast Corp. Class A	1,495	77,277
DIRECTV (a)	1,100	85,360
Gannett Co., Inc.	2,208	65,688
Liberty Global PLC Class C	611	51,727
Liberty Media Corp. Class A (a)	343	47,046
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
News Corp. Class A (a)	987	$ 18,092
Omnicom Group, Inc.	353	26,715
The Walt Disney Co.	1,300	105,053
Time Warner Cable, Inc.	536	75,228
Time Warner, Inc.	2,428	162,992
Twenty-First Century Fox, Inc. Class A	500	16,770
Viacom, Inc. Class B (non-vtg.)	510	44,742
		799,497
Multiline Retail - 1.0%
Dillard's, Inc. Class A	310	28,700
Dollar General Corp. (a)	70	4,193
Family Dollar Stores, Inc.	40	2,620
Kohl's Corp.	920	51,695
Macy's, Inc.	1,333	77,127
Nordstrom, Inc.	100	6,148
Target Corp.	500	31,270
		201,753
Specialty Retail - 0.9%
AutoNation, Inc. (a)	50	2,632
AutoZone, Inc. (a)	20	10,769
Bed Bath & Beyond, Inc. (a)	476	32,282
CST Brands, Inc.	177	5,758
Foot Locker, Inc.	50	2,086
GameStop Corp. Class A	60	2,239
Gap, Inc.	260	11,375
GNC Holdings, Inc.	30	1,396
Home Depot, Inc.	550	45,117
Murphy U.S.A., Inc.	100	4,056
Penske Automotive Group, Inc.	50	2,165
PetSmart, Inc.	30	2,012
Ross Stores, Inc.	690	50,232
		172,119
Textiles, Apparel & Luxury Goods - 0.3%
Fossil Group, Inc. (a)	20	2,298
Hanesbrands, Inc.	500	36,640
VF Corp.	300	17,577
		56,515
TOTAL CONSUMER DISCRETIONARY		1,860,633
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 6.0%
Beverages - 0.5%
Anheuser-Busch InBev SA NV ADR	400	$ 41,844
Coca-Cola Enterprises, Inc.	150	7,062
Diageo PLC sponsored ADR	364	45,758
Dr. Pepper Snapple Group, Inc.	70	3,648
		98,312
Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	250	29,200
CVS Caremark Corp.	3,596	263,011
Kroger Co.	1,590	66,685
Safeway, Inc.	500	18,725
Sysco Corp.	280	10,086
Wal-Mart Stores, Inc.	1,580	118,026
Walgreen Co.	790	53,681
		559,414
Food Products - 2.0%
Archer Daniels Midland Co.	1,470	59,682
Bunge Ltd.	70	5,573
General Mills, Inc.	1,007	50,380
Ingredion, Inc.	600	39,504
Pilgrims Pride Corp. (a)	90	1,578
The Hershey Co.	270	28,571
The J.M. Smucker Co.	60	6,001
Tyson Foods, Inc. Class A	4,241	167,307
Unilever NV (NY Reg.)	1,130	44,703
		403,299
Household Products - 0.3%
Energizer Holdings, Inc.	330	32,122
Kimberly-Clark Corp.	210	23,174
		55,296
Personal Products - 0.1%
Coty, Inc. Class A	1,770	26,285
Herbalife Ltd.	40	2,664
		28,949
Tobacco - 0.3%
Altria Group, Inc.	950	34,447
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	210	$ 10,303
Reynolds American, Inc.	300	15,249
		59,999
TOTAL CONSUMER STAPLES		1,205,269
ENERGY - 11.2%
Energy Equipment & Services - 1.7%
Halliburton Co.	1,308	74,556
Helmerich & Payne, Inc.	1,000	98,750
Nabors Industries Ltd.	1,300	29,926
National Oilwell Varco, Inc.	540	41,602
Noble Corp.	700	21,735
Oil States International, Inc. (a)	10	949
Parker Drilling Co. (a)	2,100	16,947
Patterson-UTI Energy, Inc.	60	1,747
Rowan Companies PLC (a)	70	2,335
Schlumberger Ltd.	636	59,148
		347,695
Oil, Gas & Consumable Fuels - 9.5%
Anadarko Petroleum Corp.	800	67,328
Apache Corp.	500	39,645
BP PLC sponsored ADR	400	20,244
Chesapeake Energy Corp.	240	6,218
Chevron Corp.	1,550	178,762
ConocoPhillips Co.	2,140	142,310
CONSOL Energy, Inc.	923	37,012
Devon Energy Corp.	230	14,817
Energen Corp.	10	804
EOG Resources, Inc.	286	54,174
Exxon Mobil Corp.	5,814	559,714
Hess Corp.	995	79,630
Marathon Oil Corp.	2,119	70,987
Marathon Petroleum Corp.	1,235	103,740
Murphy Oil Corp.	600	35,622
Occidental Petroleum Corp.	1,447	139,664
Phillips 66 Co.	2,368	177,268
Pioneer Natural Resources Co.	202	40,638
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
QEP Resources, Inc.	356	$ 10,299
Valero Energy Corp.	2,400	115,152
		1,894,028
TOTAL ENERGY		2,241,723
FINANCIALS - 24.8%
Capital Markets - 2.7%
Ameriprise Financial, Inc.	1,510	164,575
Bank of New York Mellon Corp.	640	20,480
BlackRock, Inc. Class A	213	64,931
Franklin Resources, Inc.	350	18,638
Goldman Sachs Group, Inc.	597	99,371
Invesco Ltd.	250	8,575
Morgan Stanley	2,290	70,532
Northern Trust Corp.	120	7,422
State Street Corp.	1,392	91,413
		545,937
Commercial Banks - 5.9%
Banco Santander SA (Spain) sponsored ADR	4,778	43,241
BB&T Corp.	2,151	81,308
CIT Group, Inc.	110	5,355
Comerica, Inc.	500	24,090
Commerce Bancshares, Inc.	52	2,322
Cullen/Frost Bankers, Inc.	30	2,239
Fifth Third Bancorp	4,335	94,048
First Republic Bank	751	39,029
Huntington Bancshares, Inc.	7,160	68,235
KeyCorp	2,410	31,740
M&T Bank Corp.	320	37,309
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	5,091	29,630
PNC Financial Services Group, Inc.	1,100	89,958
Regions Financial Corp.	780	8,299
SunTrust Banks, Inc.	1,263	47,590
U.S. Bancorp	920	37,849
Wells Fargo & Co.	11,215	520,600
Zions Bancorporation	100	3,120
		1,165,962
Consumer Finance - 2.0%
American Express Co.	1,100	100,408
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp.	2,221	$ 163,088
Discover Financial Services	1,901	109,079
SLM Corp.	1,320	31,601
		404,176
Diversified Financial Services - 6.9%
Bank of America Corp.	23,875	394,654
Berkshire Hathaway, Inc. Class B (a)	1,169	135,347
Citigroup, Inc.	6,303	306,515
JPMorgan Chase & Co.	9,454	537,176
		1,373,692
Insurance - 6.2%
ACE Ltd.	722	70,662
AFLAC, Inc.	960	61,517
Alleghany Corp. (a)	10	3,855
Allstate Corp.	1,943	105,427
American Financial Group, Inc.	620	35,439
American International Group, Inc.	2,270	112,978
Arch Capital Group Ltd. (a)	80	4,490
Assurant, Inc.	440	28,877
Assured Guaranty Ltd.	50	1,228
Axis Capital Holdings Ltd.	660	29,020
Cincinnati Financial Corp.	80	3,750
Everest Re Group Ltd.	230	34,325
Genworth Financial, Inc. Class A (a)	180	2,797
Hartford Financial Services Group, Inc.	2,400	84,456
HCC Insurance Holdings, Inc.	80	3,512
Lincoln National Corp.	1,240	62,161
Loews Corp.	500	21,740
MetLife, Inc.	1,254	63,540
Old Republic International Corp.	140	2,178
PartnerRe Ltd.	330	32,630
Platinum Underwriters Holdings Ltd.	400	23,448
Principal Financial Group, Inc.	170	7,710
Progressive Corp.	916	22,433
Prudential Financial, Inc.	1,800	152,244
Reinsurance Group of America, Inc.	50	3,850
RenaissanceRe Holdings Ltd.	60	5,731
The Chubb Corp.	740	64,735
The Travelers Companies, Inc.	1,498	125,592
Torchmark Corp.	140	10,851
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Unum Group	1,140	$ 39,649
Validus Holdings Ltd.	629	23,153
		1,243,978
Real Estate Investment Trusts - 1.1%
American Capital Agency Corp.	836	18,634
American Homes 4 Rent Class A	1,072	17,559
American Tower Corp.	700	57,029
Equity Residential (SBI)	466	27,247
Extra Space Storage, Inc.	700	34,370
Simon Property Group, Inc.	200	32,258
SL Green Realty Corp.	300	29,799
		216,896
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	250	3,995
People's United Financial, Inc.	180	2,551
		6,546
TOTAL FINANCIALS		4,957,187
HEALTH CARE - 11.9%
Biotechnology - 1.0%
Amgen, Inc.	1,312	162,714
United Therapeutics Corp. (a)	330	33,469
		196,183
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	600	23,868
Baxter International, Inc.	1,158	80,481
Becton, Dickinson & Co.	110	12,674
CareFusion Corp. (a)	100	4,053
Covidien PLC	1,910	137,425
Medtronic, Inc.	1,560	92,446
St. Jude Medical, Inc.	160	10,771
Zimmer Holdings, Inc.	670	62,873
		424,591
Health Care Providers & Services - 3.9%
Aetna, Inc.	1,700	123,607
Cardinal Health, Inc.	190	13,591
Cigna Corp.	1,803	143,501
Express Scripts Holding Co. (a)	777	58,516
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Humana, Inc.	290	$ 32,613
Laboratory Corp. of America Holdings (a)	103	9,635
LifePoint Hospitals, Inc. (a)	400	21,700
McKesson Corp.	397	70,289
Omnicare, Inc.	545	32,101
Quest Diagnostics, Inc.	548	29,044
UnitedHealth Group, Inc.	1,060	81,906
Universal Health Services, Inc. Class B	940	75,463
WellPoint, Inc.	1,070	96,931
		788,897
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	580	72,233
Pharmaceuticals - 4.5%
AbbVie, Inc.	1,760	89,602
Actavis PLC (a)	164	36,214
Johnson & Johnson	1,001	92,212
Merck & Co., Inc.	2,430	138,486
Perrigo Co. PLC	250	41,110
Pfizer, Inc.	13,989	449,187
Sanofi SA sponsored ADR	1,089	56,454
		903,265
TOTAL HEALTH CARE		2,385,169
INDUSTRIALS - 8.8%
Aerospace & Defense - 2.7%
Engility Holdings, Inc. (a)	66	2,754
General Dynamics Corp.	810	88,727
Honeywell International, Inc.	603	56,947
L-3 Communications Holdings, Inc.	450	51,930
Lockheed Martin Corp.	719	116,694
Northrop Grumman Corp.	570	68,987
Raytheon Co.	1,046	102,414
Rockwell Collins, Inc.	80	6,603
Triumph Group, Inc.	500	32,600
		527,656
Air Freight & Logistics - 0.1%
FedEx Corp.	150	20,000
Airlines - 0.6%
Alaska Air Group, Inc.	1,040	90,106
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc.	340	$ 11,291
Southwest Airlines Co.	390	8,752
		110,149
Building Products - 0.3%
Owens Corning	1,400	64,064
Commercial Services & Supplies - 0.5%
Deluxe Corp.	700	35,336
R.R. Donnelley & Sons Co.	1,500	28,695
Republic Services, Inc.	170	5,799
Tyco International Ltd.	484	20,415
		90,245
Construction & Engineering - 0.1%
Fluor Corp.	90	6,992
Quanta Services, Inc. (a)	100	3,521
URS Corp.	40	1,860
		12,373
Electrical Equipment - 0.1%
Emerson Electric Co.	360	23,494
Industrial Conglomerates - 1.3%
General Electric Co.	9,153	233,127
Siemens AG sponsored ADR	212	28,224
		261,351
Machinery - 2.4%
AGCO Corp.	560	29,389
Caterpillar, Inc.	630	61,091
Crane Co.	66	4,714
Cummins, Inc.	100	14,592
Deere & Co.	1,144	98,304
Dover Corp.	447	42,152
Ingersoll-Rand PLC	100	6,114
Oshkosh Truck Corp.	750	43,373
PACCAR, Inc.	370	24,361
Parker Hannifin Corp.	314	37,853
Pentair Ltd.	500	40,405
Snap-On, Inc.	30	3,365
SPX Corp.	481	51,794
Stanley Black & Decker, Inc.	90	7,474
Terex Corp.	40	1,781
Timken Co.	200	12,072
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Trinity Industries, Inc.	20	$ 1,436
WABCO Holdings, Inc. (a)	30	3,074
		483,344
Professional Services - 0.0%
Dun & Bradstreet Corp.	20	1,984
Manpower, Inc.	40	3,126
		5,110
Road & Rail - 0.6%
AMERCO	10	2,329
CSX Corp.	1,560	43,228
Norfolk Southern Corp.	608	55,881
Union Pacific Corp.	110	19,842
		121,280
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	1,400	27,580
TOTAL INDUSTRIALS		1,746,646
INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 2.0%
Brocade Communications Systems, Inc. (a)	4,273	40,893
Cisco Systems, Inc.	9,677	210,959
Harris Corp.	560	41,339
Juniper Networks, Inc. (a)	120	3,209
Motorola Solutions, Inc.	90	5,958
QUALCOMM, Inc.	1,110	83,572
		385,930
Computers & Peripherals - 4.6%
Apple, Inc.	515	271,014
EMC Corp.	4,404	116,133
Hewlett-Packard Co.	6,770	202,288
NetApp, Inc.	2,544	102,803
SanDisk Corp.	620	46,066
Seagate Technology	1,363	71,135
Western Digital Corp.	1,314	114,305
		923,744
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	60	3,398
Avnet, Inc.	120	5,224
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Corning, Inc.	2,710	$ 52,222
TE Connectivity Ltd.	2,789	163,380
Tech Data Corp. (a)	600	34,560
Vishay Intertechnology, Inc.	1,300	18,382
		277,166
Internet Software & Services - 0.4%
eBay, Inc. (a)	904	53,128
IAC/InterActiveCorp	383	29,694
		82,822
IT Services - 0.6%
Amdocs Ltd.	800	35,584
Broadridge Financial Solutions, Inc.	40	1,510
Computer Sciences Corp.	80	5,056
Global Payments, Inc.	272	19,130
The Western Union Co.	310	5,186
Xerox Corp.	4,490	49,345
		115,811
Semiconductors & Semiconductor Equipment - 1.8%
Avago Technologies Ltd.	1,579	97,424
Broadcom Corp. Class A	2,000	59,440
Intel Corp.	4,030	99,783
Lam Research Corp. (a)	60	3,104
LSI Corp.	2,995	33,215
Marvell Technology Group Ltd.	280	4,281
NVIDIA Corp.	320	5,882
ON Semiconductor Corp. (a)	1,994	18,624
Texas Instruments, Inc.	874	39,295
		361,048
Software - 3.1%
Adobe Systems, Inc. (a)	700	48,027
CA Technologies, Inc.	250	8,375
Citrix Systems, Inc. (a)	1,950	117,098
Microsoft Corp.	7,321	280,468
Oracle Corp.	4,165	162,893
Symantec Corp.	397	8,528
		625,389
TOTAL INFORMATION TECHNOLOGY		2,771,910
Common Stocks - continued
	Shares	Value
MATERIALS - 3.2%
Chemicals - 2.0%
Albemarle Corp.	40	$ 2,640
Ashland, Inc.	40	3,775
Celanese Corp. Class A	90	4,805
CF Industries Holdings, Inc.	160	40,144
E.I. du Pont de Nemours & Co.	430	28,647
Eastman Chemical Co.	910	79,561
Ecolab, Inc.	696	74,994
Huntsman Corp.	1,630	39,707
LyondellBasell Industries NV Class A	310	27,305
Potash Corp. of Saskatchewan, Inc.	1,200	39,664
The Dow Chemical Co.	925	45,057
Westlake Chemical Corp.	30	4,000
		390,299
Construction Materials - 0.3%
Eagle Materials, Inc.	500	44,200
Martin Marietta Materials, Inc.	173	21,103
		65,303
Containers & Packaging - 0.4%
Ball Corp.	50	2,778
Bemis Co., Inc.	60	2,357
Crown Holdings, Inc. (a)	783	35,251
MeadWestvaco Corp.	60	2,246
Owens-Illinois, Inc. (a)	90	3,053
Rock-Tenn Co. Class A	299	33,374
Sonoco Products Co.	50	2,099
		81,158
Metals & Mining - 0.2%
Alcoa, Inc.	260	3,052
Freeport-McMoRan Copper & Gold, Inc.	800	26,096
Nucor Corp.	60	3,014
Steel Dynamics, Inc.	100	1,744
		33,906
Paper & Forest Products - 0.3%
Domtar Corp.	250	27,695
International Paper Co.	645	31,534
		59,229
TOTAL MATERIALS		629,895
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	2,900	$ 92,597
UTILITIES - 2.0%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	1,180	59,236
Duke Energy Corp.	260	18,429
Entergy Corp.	600	38,292
Exelon Corp.	900	27,369
FirstEnergy Corp.	859	26,440
NextEra Energy, Inc.	500	45,695
Northeast Utilities	150	6,668
		222,129
Independent Power Producers & Energy Traders - 0.4%
The AES Corp.	5,895	80,467
Multi-Utilities - 0.5%
Alliant Energy Corp.	60	3,254
Ameren Corp.	140	5,657
MDU Resources Group, Inc.	90	3,056
Public Service Enterprise Group, Inc.	1,210	44,359
SCANA Corp.	600	29,700
Sempra Energy	90	8,502
Wisconsin Energy Corp.	80	3,517
		98,045
Water Utilities - 0.0%
American Water Works Co., Inc.	80	3,587
TOTAL UTILITIES		404,228
TOTAL COMMON STOCKS (Cost $13,796,320)		18,295,257
Money Market Funds - 8.1%
	Shares	Value
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $1,612,471)	1,612,471	$ 1,612,471
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $15,408,791)		19,907,728
NET OTHER ASSETS (LIABILITIES) - 0.3%		60,375
NET ASSETS - 100%		$ 19,968,103
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
14 ICE Russell 1000 Value Index Contracts (United States)	March 2014	$ 1,300,740	$ 45,660

The face value of futures purchased as a percentage of net assets is 6.5%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,860,633	$ 1,842,636	$ 17,997	$ -
Consumer Staples	1,205,269	1,205,269	-	-
Energy	2,241,723	2,241,723	-	-
Financials	4,957,187	4,957,187	-	-
Health Care	2,385,169	2,385,169	-	-
Industrials	1,746,646	1,746,646	-	-
Information Technology	2,771,910	2,771,910	-	-
Materials	629,895	629,895	-	-
Telecommunication Services	92,597	92,597	-	-
Utilities	404,228	404,228	-	-
Money Market Funds	1,612,471	1,612,471	-	-
Total Investments in Securities:	$ 19,907,728	$ 19,889,731	$ 17,997	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 45,660	$ 45,660	$ -	$ -
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $15,418,951. Net unrealized appreciation aggregated $4,488,777, of which $4,559,026 related to appreciated investment securities and $70,249 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Short Duration Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc. - not available for
sale to the general public

February 28, 2014

1.934462.102

ASD-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 17.8%
		Principal Amount (b)	Value
CONSUMER DISCRETIONARY - 1.5%
Automobiles - 0.8%
Daimler Finance North America LLC:
0.8421% 1/9/15 (c)(d)		$ 5,000,000	$ 5,017,040
0.8569% 3/28/14 (c)(d)		7,385,000	7,387,814
0.9176% 8/1/16 (c)(d)		5,000,000	5,026,480
1.0976% 8/1/18 (c)(d)		1,060,000	1,065,533
1.875% 9/15/14 (c)		370,000	372,715
Harley-Davidson Financial Services, Inc. 1.15% 9/15/15 (c)		1,010,000	1,014,263
Volkswagen International Finance NV:
0.6759% 11/18/16 (c)(d)		10,000,000	10,010,790
0.8346% 11/20/14 (c)(d)		13,000,000	13,042,393
1.625% 3/22/15 (c)		1,905,000	1,924,256
			44,861,284
Diversified Consumer Services - 0.1%
ERAC U.S.A. Finance Co.:
5.6% 5/1/15 (c)		330,000	348,174
6.375% 10/15/17 (c)		550,000	636,623
ERAC U.S.A. Finance LLC:
1.4% 4/15/16 (c)		645,000	650,087
2.75% 3/15/17 (c)		520,000	535,955
2.8% 11/1/18 (c)		115,000	117,933
			2,288,772
Hotels, Restaurants & Leisure - 0.0%
Brinker International, Inc. 2.6% 5/15/18		215,000	215,251
Carnival Corp. 1.2% 2/5/16		540,000	542,031
			757,282
Household Durables - 0.0%
Newell Rubbermaid, Inc. 2% 6/15/15		235,000	238,332
Whirlpool Corp. 1.35% 3/1/17		325,000	325,609
			563,941
Leisure Equipment & Products - 0.0%
Hasbro, Inc. 6.125% 5/15/14		305,000	308,265
Media - 0.6%
COX Communications, Inc. 5.45% 12/15/14		385,000	399,614
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
1.75% 1/15/18		810,000	803,697
2.4% 3/15/17		1,855,000	1,907,248
3.5% 3/1/16		240,000	252,072
3.55% 3/15/15		500,000	514,195
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.: - continued
4.75% 10/1/14		$ 5,300,000	$ 5,428,488
GLP Capital LP/GLP Financing II, Inc. 4.375% 11/1/18 (c)		1,225,000	1,270,938
Interpublic Group of Companies, Inc.:
2.25% 11/15/17		1,550,000	1,567,817
6.25% 11/15/14		1,800,000	1,867,500
NBCUniversal Enterprise, Inc.:
0.7759% 4/15/16 (c)(d)		7,000,000	7,018,816
0.9239% 4/15/18 (c)(d)		740,000	743,159
NBCUniversal, Inc.:
2.1% 4/1/14		1,320,000	1,321,750
3.65% 4/30/15		1,108,000	1,148,439
News America, Inc. 5.3% 12/15/14		1,255,000	1,303,895
Omnicom Group, Inc. 5.9% 4/15/16		1,635,000	1,798,982
Thomson Reuters Corp.:
0.875% 5/23/16		615,000	613,804
1.3% 2/23/17		710,000	709,468
Time Warner Cable, Inc.:
7.5% 4/1/14		465,000	467,400
8.25% 4/1/19		1,115,000	1,404,055
8.75% 2/14/19		1,115,000	1,422,710
Viacom, Inc. 2.5% 9/1/18		245,000	250,128
			32,214,175
Specialty Retail - 0.0%
AutoZone, Inc.:
1.3% 1/13/17		850,000	852,476
5.5% 11/15/15		270,000	291,258
5.75% 1/15/15		220,000	229,849
Turlock Corp. 1.5% 11/2/17		570,000	570,689
			1,944,272
TOTAL CONSUMER DISCRETIONARY			82,937,991
CONSUMER STAPLES - 0.5%
Beverages - 0.3%
Coca-Cola Amatil Ltd. 3.25% 11/2/14 (c)		1,715,000	1,745,364
Heineken NV 1.4% 10/1/17 (c)		795,000	793,183
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.:
0.4361% 7/30/15 (d)		$ 5,000,000	$ 5,009,355
0.4444% 2/26/16 (d)		5,000,000	5,010,100
Pernod Ricard SA 2.95% 1/15/17 (c)		1,070,000	1,115,553
SABMiller Holdings, Inc. 1.85% 1/15/15 (c)		1,280,000	1,295,368
			14,968,923
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 1.2% 12/5/16		610,000	613,443
Kroger Co.:
0.8042% 10/17/16 (d)		5,000,000	5,006,485
1.2% 10/17/16		450,000	450,911
			6,070,839
Food Products - 0.1%
Bunge Ltd. Finance Corp. 3.2% 6/15/17		1,725,000	1,790,559
General Mills, Inc. 0.5361% 1/29/16 (d)		1,994,000	1,994,951
Kellogg Co. 0.4666% 2/13/15 (d)		1,656,000	1,656,482
Kraft Foods Group, Inc. 1.625% 6/4/15		980,000	993,059
William Wrigley Jr. Co.:
1.4% 10/21/16 (c)		270,000	271,732
2% 10/20/17 (c)		640,000	645,011
			7,351,794
Personal Products - 0.0%
Avon Products, Inc. 2.375% 3/15/16		460,000	467,997
Tobacco - 0.0%
Reynolds American, Inc. 1.05% 10/30/15		275,000	275,940
TOTAL CONSUMER STAPLES			29,135,493
ENERGY - 1.7%
Energy Equipment & Services - 0.3%
Cameron International Corp.:
1.15% 12/15/16		215,000	215,226
1.1691% 6/2/14 (d)		8,774,000	8,790,311
Diamond Offshore Drilling, Inc. 5.15% 9/1/14		35,000	35,774
Ensco PLC 3.25% 3/15/16		2,135,000	2,235,533
Korea National Oil Corp. 4% 10/27/16 (c)		265,000	283,456
Nabors Industries, Inc. 2.35% 9/15/16 (c)		370,000	378,873
Noble Holding International Ltd.:
2.5% 3/15/17		180,000	184,308
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
ENERGY - continued
Energy Equipment & Services - continued
Noble Holding International Ltd.: - continued
3.45% 8/1/15		$ 595,000	$ 615,112
7.375% 3/15/14		160,000	160,305
Rowan Companies, Inc. 5% 9/1/17		370,000	403,882
Transocean, Inc.:
2.5% 10/15/17		2,015,000	2,044,568
4.95% 11/15/15		230,000	245,218
5.05% 12/15/16		410,000	449,548
			16,042,114
Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp.:
5.75% 6/15/14		1,025,000	1,039,934
5.95% 9/15/16		285,000	318,369
6.375% 9/15/17		995,000	1,152,289
7.625% 3/15/14		60,000	60,115
BG Energy Capital PLC 2.875% 10/15/16 (c)		1,485,000	1,556,527
Canadian Natural Resources Ltd.:
1.45% 11/14/14		855,000	860,997
5.7% 5/15/17		650,000	738,847
CNOOC Finance (2013) Ltd. 1.125% 5/9/16		513,000	513,149
DCP Midstream Operating LP:
2.5% 12/1/17		1,210,000	1,240,663
3.25% 10/1/15		505,000	522,347
Devon Energy Corp. 0.6944% 12/15/15 (d)		10,000,000	10,026,540
Duke Energy Field Services 5.375% 10/15/15 (c)		850,000	900,102
Ecopetrol SA 4.25% 9/18/18		245,000	258,781
Enbridge Energy Partners LP 5.875% 12/15/16		1,056,000	1,176,580
Enbridge, Inc. 0.8966% 10/1/16 (d)		6,820,000	6,839,157
Energy Transfer Partners LP:
5.95% 2/1/15		2,595,000	2,713,353
6.7% 7/1/18		275,000	321,536
8.5% 4/15/14		430,000	433,770
Enterprise Products Operating LP:
1.25% 8/13/15		1,025,000	1,033,037
5.6% 10/15/14		645,000	664,836
Gaz Capital SA (Luxembourg) 4.95% 5/23/16 (c)		1,565,000	1,662,656
Kinder Morgan Energy Partners LP:
3.5% 3/1/16		235,000	245,917
5.125% 11/15/14		685,000	706,534
Magellan Midstream Partners LP 6.45% 6/1/14		665,000	674,557
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Oil Corp. 0.9% 11/1/15		$ 1,295,000	$ 1,299,227
Murphy Oil Corp. 2.5% 12/1/17		1,905,000	1,944,251
ONEOK Partners LP:
3.2% 9/15/18		95,000	98,906
3.25% 2/1/16		1,670,000	1,741,344
Origin Energy Finance Ltd. 3.5% 10/9/18 (c)		1,815,000	1,857,291
Petrobras Global Finance BV:
1.8546% 5/20/16 (d)		7,000,000	6,912,500
2% 5/20/16		1,000,000	993,875
Petrohawk Energy Corp. 7.25% 8/15/18		1,835,000	1,956,301
Petroleos Mexicanos:
3.125% 1/23/19 (c)		195,000	199,388
3.5% 7/18/18		625,000	648,438
Pioneer Natural Resources Co. 5.875% 7/15/16		2,045,000	2,261,543
Plains All American Pipeline LP/PAA Finance Corp. 3.95% 9/15/15		375,000	393,187
Talisman Energy, Inc. 5.125% 5/15/15		1,090,000	1,142,552
Tennessee Gas Pipeline Co. 8% 2/1/16		1,415,000	1,589,820
Total Capital Canada Ltd. 0.6189% 1/15/16 (d)		8,000,000	8,049,584
TransCanada PipeLines Ltd. 0.9269% 6/30/16 (d)		7,570,000	7,627,706
Williams Partners LP 3.8% 2/15/15		1,955,000	2,011,681
Woodside Finance Ltd.:
4.5% 11/10/14 (c)		1,075,000	1,102,647
8.125% 3/1/14 (c)		595,000	595,000
			78,085,834
TOTAL ENERGY			94,127,948
FINANCIALS - 10.9%
Capital Markets - 1.9%
Goldman Sachs Group, Inc.:
0.6959% 3/22/16 (d)		17,678,000	17,631,790
0.7417% 1/12/15 (d)		4,682,000	4,692,113
1.6% 11/23/15		2,644,000	2,674,031
6.25% 9/1/17		1,185,000	1,363,594
JPMorgan Chase & Co.:
0.8544% 2/26/16 (d)		8,190,000	8,234,382
0.8989% 10/15/15 (d)		28,785,000	28,930,854
1.875% 3/20/15		4,000,000	4,054,852
Merrill Lynch & Co., Inc. 0.6989% 1/15/15 (d)		13,130,000	13,132,849
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
1.0871% 1/24/19 (d)		$ 3,500,000	$ 3,505,009
1.1944% 12/19/14 (d)		7,000,000	7,031,703
1.4849% 2/25/16 (d)		8,000,000	8,118,328
1.5186% 4/25/18 (d)		1,565,000	1,585,287
The Bank of New York Mellon Corp. 0.4666% 10/23/15 (d)		5,000,000	5,011,910
			105,966,702
Commercial Banks - 4.4%
ABN AMRO Bank NV 1.0354% 10/28/16 (c)(d)		6,500,000	6,532,513
ANZ Banking Group Ltd. 0.4364% 5/7/15 (c)(d)		3,000,000	3,004,761
ANZ National International Ltd. 1.85% 10/15/15 (c)		1,950,000	1,987,165
Bank of Montreal 0.7126% 9/11/15 (d)		13,000,000	13,065,208
Bank of Nova Scotia 0.75% 10/9/15		1,200,000	1,206,835
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.6844% 2/26/16 (c)(d)		10,000,000	10,010,790
1.55% 9/9/16 (c)		1,690,000	1,711,255
3.85% 1/22/15 (c)		2,525,000	2,595,475
Banque Federative du Credit Mutuel SA:
1.7% 1/20/17 (c)		1,415,000	1,419,245
2.5% 10/29/18 (c)		1,405,000	1,406,527
BB&T Corp. 1.1029% 6/15/18 (d)		975,000	985,654
BNP Paribas 2.9951% 12/20/14 (d)		3,000,000	3,063,087
BNP Paribas SA 0.8319% 12/12/16 (d)		1,623,000	1,627,895
BPCE SA:
1.4886% 4/25/16 (d)		6,000,000	6,073,644
2.5% 12/10/18		1,410,000	1,416,286
Branch Banking & Trust Co. 0.6666% 12/1/16 (d)		5,000,000	5,010,795
Capital One Bank NA 1.15% 11/21/16		440,000	440,553
Capital One NA 0.6959% 3/22/16 (d)		3,000,000	3,003,111
Commonwealth Bank of Australia:
1.0429% 9/18/15 (c)(d)		4,000,000	4,042,504
1.95% 3/16/15		885,000	899,241
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.7229% 3/18/16 (d)		15,500,000	15,597,480
Credit Suisse New York Branch 3.5% 3/23/15		10,000,000	10,322,500
DNB Bank ASA 3.2% 4/3/17 (c)		1,710,000	1,803,742
Fifth Third Bancorp 3.625% 1/25/16		760,000	800,146
Fifth Third Bank:
0.6444% 2/26/16 (d)		8,000,000	8,011,616
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bank: - continued
0.7459% 11/18/16 (d)		$ 4,000,000	$ 4,007,060
1.15% 11/18/16		1,180,000	1,185,609
HSBC Bank PLC 0.8759% 5/15/18 (c)(d)		1,365,000	1,370,153
KeyBank NA 0.7249% 11/25/16 (d)		3,800,000	3,808,231
KeyCorp. 3.75% 8/13/15		1,045,000	1,089,759
Lloyds Bank PLC 2.3% 11/27/18		810,000	814,636
National Bank of Canada 1.45% 11/7/17		2,090,000	2,065,881
Nordea Bank AB:
0.6966% 5/13/16 (c)(d)		5,000,000	5,018,915
0.875% 5/13/16 (c)		2,840,000	2,834,570
PNC Bank NA:
0.5454% 1/28/16 (d)		6,613,000	6,621,108
1.15% 11/1/16		980,000	985,435
1.3% 10/3/16		1,175,000	1,185,949
Regions Bank 7.5% 5/15/18		410,000	488,171
Regions Financial Corp. 5.75% 6/15/15		1,015,000	1,072,743
Royal Bank of Canada 0.7016% 9/9/16 (d)		5,000,000	5,024,960
Royal Bank of Scotland Group PLC 2.55% 9/18/15		5,945,000	6,083,156
Sumitomo Mitsui Banking Corp.:
0.6704% 1/10/17 (d)		7,000,000	7,017,801
0.9066% 7/19/16 (d)		5,000,000	5,037,870
Sumitomo Mitsui Trust Bank Ltd. 1.8% 3/28/18 (c)		1,815,000	1,802,611
SunTrust Banks, Inc.:
0.5466% 4/1/15 (d)		10,400,000	10,380,396
2.35% 11/1/18		645,000	650,659
Svenska Handelsbanken AB 0.6959% 3/21/16 (d)		10,635,000	10,676,285
Swedbank AB 1.75% 3/12/18 (c)		2,835,000	2,813,916
The Toronto Dominion Bank:
0.7016% 9/9/16 (d)		5,000,000	5,019,955
0.7861% 4/30/18 (d)		1,260,000	1,262,659
Union Bank NA:
0.9959% 9/26/16 (d)		5,000,000	5,048,235
1.1919% 6/6/14 (d)		7,430,000	7,446,524
2.125% 6/16/17		1,330,000	1,362,275
Wachovia Bank NA 0.6176% 11/3/14 (d)		9,951,000	9,966,713
Wells Fargo & Co. 2.1% 5/8/17		1,280,000	1,318,372
Wells Fargo Bank NA:
0.4459% 5/16/16 (d)		10,641,000	10,585,550
0.5166% 7/20/15 (d)		5,000,000	5,010,960
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
FINANCIALS - continued
Commercial Banks - continued
Westpac Banking Corp.:
1.0059% 9/25/15 (d)		$ 8,000,000	$ 8,066,976
1.05% 11/25/16		1,045,000	1,046,642
1.125% 9/25/15		1,775,000	1,792,409
			246,001,172
Consumer Finance - 2.5%
American Express Co. 0.8256% 5/22/18 (d)		1,975,000	1,976,383
American Express Credit Corp.:
0.6866% 11/13/15 (d)		10,625,000	10,676,553
0.7461% 7/29/16 (d)		5,000,000	5,044,360
1.3419% 6/12/15 (d)		7,530,000	7,627,604
American Honda Finance Corp.:
0.6094% 5/26/16 (c)(d)		13,000,000	13,058,994
0.7399% 10/7/16 (d)		5,000,000	5,038,610
Capital One Financial Corp.:
0.8765% 11/6/15 (d)		10,000,000	10,032,760
1.3889% 7/15/14 (d)		19,125,000	19,183,924
2.125% 7/15/14		1,485,000	1,494,035
2.15% 3/23/15		960,000	976,243
Caterpillar Financial Services Corp.:
0.4744% 2/26/16 (d)		3,254,000	3,261,445
0.5869% 2/9/15 (d)		5,000,000	5,016,710
Ford Motor Credit Co. LLC:
1.3333% 8/28/14 (d)		2,000,000	2,008,540
1.4869% 5/9/16 (d)		7,000,000	7,119,959
1.7% 5/9/16		420,000	425,849
2.75% 5/15/15		1,340,000	1,371,457
3% 6/12/17		1,385,000	1,442,192
3.875% 1/15/15		370,000	380,219
General Electric Capital Corp.:
0.4717% 1/14/16 (d)		8,000,000	8,007,432
0.8394% 1/8/16 (d)		20,000,000	20,144,340
0.8917% 7/12/16 (d)		5,000,000	5,048,105
0.9566% 4/2/18 (d)		2,800,000	2,827,062
2.375% 6/30/15		1,030,000	1,056,309
HSBC U.S.A., Inc.:
1.625% 1/16/18		1,260,000	1,256,941
2.375% 2/13/15		835,000	850,564
Hyundai Capital America:
1.45% 2/6/17 (c)		975,000	974,558
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America: - continued
1.625% 10/2/15 (c)		$ 1,095,000	$ 1,106,159
1.875% 8/9/16 (c)		365,000	370,426
Nissan Motor Acceptance Corp. 1.95% 9/12/17 (c)		1,375,000	1,388,773
			139,166,506
Diversified Financial Services - 1.1%
Bank of America Corp.:
1.0659% 3/22/16 (d)		570,000	573,714
1.25% 1/11/16		1,065,000	1,072,188
1.5% 10/9/15		3,025,000	3,057,449
Barclays Bank PLC:
5% 9/22/16		765,000	841,538
5.2% 7/10/14		2,120,000	2,155,402
BP Capital Markets PLC 0.5665% 11/6/15 (d)		10,000,000	10,033,340
Citigroup, Inc.:
1.0366% 4/1/16 (d)		12,899,000	12,976,201
1.1986% 7/25/16 (d)		5,000,000	5,055,770
1.25% 1/15/16		2,000,000	2,012,468
1.3% 11/15/16		315,000	315,821
Deutsche Bank AG London Branch 0.8466% 2/13/17 (d)		10,000,000	10,040,570
Hyundai Capital Services, Inc.:
3.5% 9/13/17 (c)		605,000	637,281
4.375% 7/27/16 (c)		780,000	834,421
Iberdrola Finance Ireland Ltd. 3.8% 9/11/14 (c)		840,000	852,738
Imperial Tobacco Finance 2.05% 2/11/18 (c)		1,820,000	1,817,254
ING Bank NV 1.8859% 9/25/15 (c)(d)		5,000,000	5,107,225
IntercontinentalExchange Group, Inc. 2.5% 10/15/18		480,000	491,156
JPMorgan Chase & Co. 2% 8/15/17		2,510,000	2,550,629
MDC-GMTN BV 5.75% 5/6/14 (c)		540,000	544,590
MetLife Institutional Funding II 1.1429% 4/4/14 (c)(d)		575,000	575,434
Whirlpool Corp. 8.6% 5/1/14		1,045,000	1,058,046
			62,603,235
Insurance - 0.8%
ACE INA Holdings, Inc.:
5.6% 5/15/15		235,000	249,279
5.875% 6/15/14		305,000	309,691
AFLAC, Inc. 2.65% 2/15/17		215,000	225,294
American International Group, Inc. 3% 3/20/15		13,425,000	13,771,446
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc. 4% 3/30/15		$ 1,000,000	$ 1,035,299
Marsh & McLennan Companies, Inc. 2.55% 10/15/18		575,000	587,618
Metropolitan Life Global Funding I:
0.7689% 7/15/16 (c)(d)		5,000,000	5,034,215
1.5% 1/10/18 (c)		875,000	859,828
1.7% 6/29/15 (c)		1,220,000	1,237,550
New York Life Global Funding 2.45% 7/14/16 (c)		1,800,000	1,871,766
Pricoa Global Funding I 0.5051% 8/19/15 (c)(d)		10,000,000	10,026,650
Principal Financial Group, Inc. 1.85% 11/15/17		255,000	257,040
Principal Life Global Funding II:
0.6036% 5/27/16 (c)(d)		7,850,000	7,862,160
1% 12/11/15 (c)		510,000	511,684
1.125% 9/18/15 (c)		710,000	715,568
Prudential Financial, Inc. 3.875% 1/14/15		1,250,000	1,286,133
Xlit Ltd. 2.3% 12/15/18		695,000	696,235
			46,537,456
Real Estate Investment Trusts - 0.1%
American Tower Corp. 4.625% 4/1/15		2,760,000	2,870,919
Kilroy Realty Corp. 5% 11/3/15		1,205,000	1,281,483
Simon Property Group LP 4.2% 2/1/15		355,000	363,584
			4,515,986
Real Estate Management & Development - 0.1%
Global Towers Partners Acquisition Partners I LLC:
2.364% 5/15/43 (c)		1,585,000	1,556,911
4.347% 6/15/41 (c)		570,000	599,394
Liberty Property LP 5.65% 8/15/14		1,815,000	1,853,213
Ventas Realty LP 1.55% 9/26/16		490,000	495,531
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		410,000	410,912
3.125% 11/30/15		1,020,000	1,061,677
WEA Finance LLC/WT Finance Australia Pty. Ltd. 5.75% 9/2/15 (c)		1,325,000	1,422,034
			7,399,672
Thrifts & Mortgage Finance - 0.0%
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 4.523% 1/15/35 (c)		1,795,000	1,843,713
TOTAL FINANCIALS			614,034,442
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
HEALTH CARE - 0.5%
Biotechnology - 0.0%
Celgene Corp. 1.9% 8/15/17		$ 275,000	$ 278,254
Gilead Sciences, Inc. 2.4% 12/1/14		1,005,000	1,019,428
			1,297,682
Health Care Providers & Services - 0.1%
Aetna, Inc. 1.5% 11/15/17		590,000	588,397
AmerisourceBergen Corp. 5.875% 9/15/15		1,000,000	1,078,482
Catholic Health Initiatives:
1.6% 11/1/17		140,000	138,393
2.6% 8/1/18		745,000	753,004
Express Scripts Holding Co.:
2.1% 2/12/15		245,000	248,416
2.75% 11/21/14		805,000	817,965
Express Scripts, Inc. 3.125% 5/15/16		1,070,000	1,119,191
Humana, Inc. 6.45% 6/1/16		610,000	679,497
McKesson Corp. 0.95% 12/4/15		405,000	406,464
UnitedHealth Group, Inc.:
0.85% 10/15/15		450,000	452,153
1.875% 11/15/16		500,000	512,390
WellPoint, Inc.:
1.25% 9/10/15		710,000	716,286
5% 12/15/14		320,000	331,440
5.25% 1/15/16		340,000	366,894
			8,208,972
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc. 6.5% 11/1/17		1,255,000	1,452,325
Life Technologies Corp.:
3.5% 1/15/16		1,495,000	1,564,263
4.4% 3/1/15		130,000	134,691
Thermo Fisher Scientific, Inc. 1.3% 2/1/17		900,000	900,096
			4,051,375
Pharmaceuticals - 0.3%
AbbVie, Inc.:
0.9965% 11/6/15 (d)		8,000,000	8,082,928
1.2% 11/6/15		3,380,000	3,414,124
Perrigo Co. PLC 1.3% 11/8/16 (c)		700,000	700,813
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC 7.75% 9/15/18		$ 2,685,000	$ 2,872,950
Watson Pharmaceuticals, Inc. 1.875% 10/1/17		1,425,000	1,424,953
			16,495,768
TOTAL HEALTH CARE			30,053,797
INDUSTRIALS - 0.2%
Airlines - 0.0%
Southwest Airlines Co.:
5.25% 10/1/14		925,000	948,711
5.75% 12/15/16		420,000	468,970
			1,417,681
Commercial Services & Supplies - 0.0%
Waste Management, Inc.:
2.6% 9/1/16		480,000	498,215
6.375% 3/11/15		560,000	592,131
			1,090,346
Electrical Equipment - 0.1%
Eaton Corp. 0.5729% 6/16/14 (d)		2,135,000	2,136,682
PPL Electric Utilities Corp. 3.9% 5/1/16 (c)		715,000	752,795
Roper Industries, Inc.:
1.85% 11/15/17		230,000	231,181
2.05% 10/1/18		650,000	641,867
			3,762,525
Road & Rail - 0.0%
Kansas City Southern de Mexico SA de CV 2.35% 5/15/20		620,000	593,450
Penske Truck Leasing Co. LP:
2.5% 7/11/14 (c)		255,000	256,689
2.5% 3/15/16 (c)		1,060,000	1,090,297
2.875% 7/17/18 (c)		365,000	374,585
3.125% 5/11/15 (c)		340,000	349,488
			2,664,509
Trading Companies & Distributors - 0.1%
GATX Corp.:
1.25% 3/4/17		375,000	375,156
2.375% 7/30/18		255,000	256,967
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
GATX Corp.: - continued
3.5% 7/15/16		$ 1,180,000	$ 1,243,230
International Lease Finance Corp. 2.1929% 6/15/16 (d)		990,000	997,772
			2,873,125
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd. 2.5% 6/25/15 (c)		1,615,000	1,637,344
TOTAL INDUSTRIALS			13,445,530
INFORMATION TECHNOLOGY - 0.4%
Computers & Peripherals - 0.0%
Hewlett-Packard Co.:
1.7944% 9/19/14 (d)		270,000	271,921
2.35% 3/15/15		700,000	712,378
2.625% 12/9/14		785,000	797,222
			1,781,521
Electronic Equipment & Components - 0.0%
Arrow Electronics, Inc. 3.375% 11/1/15		655,000	677,715
IT Services - 0.3%
Fiserv, Inc. 3.125% 6/15/16		1,490,000	1,550,774
The Western Union Co. 1.2336% 8/21/15 (d)		5,200,000	5,238,771
Xerox Corp.:
1.0559% 5/16/14 (d)		10,703,000	10,713,403
2.95% 3/15/17		200,000	209,366
			17,712,314
Semiconductors & Semiconductor Equipment - 0.0%
Broadcom Corp. 2.375% 11/1/15		650,000	667,330
Software - 0.1%
Oracle Corp. 0.8189% 1/15/19 (d)		2,040,000	2,052,746
TOTAL INFORMATION TECHNOLOGY			22,891,626
MATERIALS - 0.5%
Chemicals - 0.1%
Eastman Chemical Co. 2.4% 6/1/17		710,000	728,626
Ecolab, Inc. 3% 12/8/16		1,225,000	1,288,352
The Dow Chemical Co. 2.5% 2/15/16		1,930,000	1,989,716
			4,006,694
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
MATERIALS - continued
Containers & Packaging - 0.0%
Rock-Tenn Co. 3.5% 3/1/20		$ 1,115,000	$ 1,141,044
Metals & Mining - 0.4%
Goldcorp, Inc. 2.125% 3/15/18		530,000	528,069
Rio Tinto Finance (U.S.A.) PLC:
0.7944% 6/19/15 (d)		5,500,000	5,518,431
1.0839% 6/17/16 (d)		12,000,000	12,103,368
1.375% 6/17/16		1,520,000	1,535,887
			19,685,755
Paper & Forest Products - 0.0%
International Paper Co. 5.3% 4/1/15		920,000	963,586
TOTAL MATERIALS			25,797,079
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.9%
AT&T, Inc. 0.6189% 2/12/16 (d)		17,000,000	17,029,682
British Telecommunications PLC:
1.625% 6/28/16		635,000	645,498
2% 6/22/15		8,000,000	8,137,032
SBA Tower Trust:
2.24% 4/16/18 (c)		820,000	812,842
2.933% 12/15/42 (c)		1,825,000	1,866,875
3.598% 4/16/18 (c)		635,000	625,547
Verizon Communications, Inc.:
0.4419% 3/6/15 (c)(d)		9,275,000	9,267,608
1.7729% 9/15/16 (d)		10,000,000	10,278,090
2.5% 9/15/16		1,530,000	1,587,872
			50,251,046
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
1.2439% 9/12/16 (d)		5,000,000	5,067,385
2.375% 9/8/16		890,000	919,370
3.625% 3/30/15		645,000	664,350
CC Holdings GS V LLC/Crown Castle GS III Corp. 2.381% 12/15/17		2,035,000	2,040,472
Vodafone Group PLC 0.6201% 2/19/16 (d)		10,000,000	10,019,680
			18,711,257
TOTAL TELECOMMUNICATION SERVICES			68,962,303
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
UTILITIES - 0.4%
Electric Utilities - 0.3%
Commonwealth Edison Co. 1.95% 9/1/16		$ 385,000	$ 394,436
Duke Energy Corp.:
1.625% 8/15/17		495,000	498,801
2.15% 11/15/16		1,485,000	1,531,432
3.95% 9/15/14		1,414,000	1,440,528
Duke Energy Industries, Inc. 0.5917% 7/11/16 (d)		5,000,000	5,001,335
EDF SA 1.15% 1/20/17 (c)		1,350,000	1,351,350
Enel Finance International SA 3.875% 10/7/14 (c)		1,405,000	1,428,272
Georgia Power Co. 0.5629% 3/15/16 (d)		510,000	509,493
Korea Hydro & Nuclear Power Co. Ltd. 3.125% 9/16/15 (c)		1,045,000	1,078,947
Mississippi Power Co. 2.35% 10/15/16		360,000	372,292
Monongahela Power Co. 5.7% 3/15/17 (c)		145,000	157,757
NextEra Energy Capital Holdings, Inc.:
1.2% 6/1/15		420,000	422,578
1.611% 6/1/14		1,175,000	1,178,431
PPL Capital Funding, Inc. 1.9% 6/1/18		350,000	348,016
Southern Co. 1.95% 9/1/16		485,000	497,007
			16,210,675
Gas Utilities - 0.0%
Florida Gas Transmission Co. LLC 4% 7/15/15 (c)		1,330,000	1,382,849
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16		425,000	444,048
Multi-Utilities - 0.1%
CMS Energy Corp. 4.25% 9/30/15		1,255,000	1,322,362
Dominion Resources, Inc.:
1.8% 3/15/14		65,000	65,027
1.95% 8/15/16		540,000	552,999
2.25% 9/1/15		515,000	526,716
DTE Energy Co. 7.625% 5/15/14		110,000	111,519
NiSource Finance Corp. 5.4% 7/15/14		1,890,000	1,922,663
Sempra Energy 2% 3/15/14		160,000	160,077
			4,661,363
TOTAL UTILITIES			22,698,935
TOTAL NONCONVERTIBLE BONDS (Cost $999,798,700)			1,004,085,144
U.S. Government and Government Agency Obligations - 0.9%
		Principal Amount (b)	Value
U.S. Government Agency Obligations - 0.6%
Fannie Mae:
0.375% 7/5/16		$ 5,775,000	$ 5,752,801
0.625% 8/26/16		5,615,000	5,621,755
Federal Home Loan Bank:
0.5% 11/20/15		5,465,000	5,481,335
0.625% 12/28/16		3,200,000	3,197,856
Freddie Mac 0.875% 10/14/16		10,895,000	10,975,340
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			31,029,087
U.S. Treasury Inflation Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Notes:
0.5% 4/15/15		3,570,295	3,660,248
2% 7/15/14		15,065,047	15,398,120
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			19,058,368
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $49,868,577)			50,087,455
U.S. Government Agency - Mortgage Securities - 1.1%

Fannie Mae - 0.9%
1.737% 10/1/33 (d)		114,071	117,642
1.95% 6/1/37 (d)		51,452	53,681
2.209% 12/1/35 (d)		23,008	24,345
2.303% 7/1/35 (d)		44,929	47,864
2.38% 8/1/37 (d)		31,861	33,892
2.443% 5/1/38 (d)		285,419	303,615
2.539% 1/1/37 (d)		29,236	31,100
2.582% 5/1/38 (d)		148,882	158,373
2.592% 5/1/38 (d)		136,332	144,483
2.593% 8/1/38 (d)		34,175	36,090
2.596% 4/1/38 (d)		56,425	60,022
2.665% 12/1/36 (d)		32,520	34,593
3% 1/1/27		801,392	831,757
3.5% 10/1/25 to 3/1/27		6,645,929	7,043,198
4% 2/1/25 to 10/1/41		9,491,327	10,084,630
4.5% 5/1/19 to 1/1/27		7,466,612	8,009,660
5% 11/1/18 to 4/1/38		4,381,385	4,771,335
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (b)	Value
Fannie Mae - continued
5.5% 5/1/16 to 5/1/40		$ 11,981,788	$ 13,202,423
6% 1/1/22 to 1/1/41		2,866,309	3,175,711
TOTAL FANNIE MAE			48,164,414
Freddie Mac - 0.1%
2.233% 9/1/35 (d)		39,936	42,192
2.379% 7/1/38 (d)		47,023	50,011
2.389% 6/1/38 (d)		135,061	143,121
2.472% 11/1/34 (d)		29,658	31,548
2.481% 10/1/36 (d)		269,653	286,814
2.608% 2/1/37 (d)		31,477	33,218
2.615% 2/1/37 (d)		39,067	41,558
2.633% 5/1/37 (d)		40,136	42,694
2.728% 7/1/35 (d)		58,611	62,276
2.898% 2/1/37 (d)		56,435	60,033
2.951% 2/1/38 (d)		108,129	115,023
3.089% 5/1/38 (d)		55,332	58,860
4.5% 10/1/19 to 12/1/26		1,864,966	1,994,063
4.679% 7/1/38 (d)		80,299	84,092
4.683% 6/1/38 (d)		111,377	118,052
5% 10/1/18 to 12/1/23		1,237,146	1,334,930
5.5% 11/1/21 to 10/1/38		296,814	322,685
5.85% 12/1/36 (d)		20,735	22,256
6% 5/1/17 to 8/1/22		133,122	146,079
6.055% 11/1/36 (d)		9,932	10,686
TOTAL FREDDIE MAC			5,000,191
Ginnie Mae - 0.1%
3% 9/20/27		1,963,537	2,052,458
3.5% 3/20/43 to 4/20/43		2,520,107	2,594,815
4.5% 9/20/40		524,508	570,870
5% 3/20/41		59,631	65,492
6% 7/15/36		704,115	804,984
TOTAL GINNIE MAE			6,088,619
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $59,143,523)			59,253,224
Asset-Backed Securities - 6.0%
		Principal Amount (b)	Value
Ally Auto Receivables Trust:
Series 2012-1 Class A3, 0.93% 2/16/16		$ 251,397	$ 252,032
Series 2012-2 Class A3, 0.74% 4/15/16		3,172,610	3,178,080
Series 2012-4 Class A2, 0.48% 5/15/15		653,203	653,281
Series 2012-A Class D, 3.15% 10/15/18 (c)		335,000	346,059
Series 2012-SN1:
Class A2, 0.51% 12/22/14		729,036	729,125
Class A3, 0.57% 8/20/15		8,525,000	8,533,040
Series 2013-2 Class A3, 0.79% 1/15/18		1,295,000	1,299,035
Series 2013-SN1 Class A4, 0.9% 5/22/17		625,000	628,043
Series 2014-SN1:
Class A2A, 0.52% 10/20/16		3,000,000	2,999,907
Class A3, 0.75% 2/21/17		860,000	859,959
Ally Master Owner Trust:
Series 2012-1 Class A1, 0.9545% 2/15/17 (d)		3,655,000	3,672,674
Series 2012-2 Class A, 0.6545% 3/15/16 (d)		5,000,000	5,000,355
Series 2012-3 Class A2, 1.21% 6/15/17		5,000,000	5,029,265
Series 2013-1:
Class A1, 0.6045% 2/15/18 (d)		8,000,000	8,016,393
Class A2, 1% 2/15/18		240,000	240,912
American Express Credit Account Master Trust:
Series 2009-2 Class A, 1.4045% 3/15/17 (d)		1,300,000	1,307,215
Series 2011-1 Class A, 0.3245% 4/17/17 (d)		1,060,000	1,060,562
Series 2012-2:
Class B, 0.99% 3/15/18		1,010,000	1,013,988
Class C, 1.29% 3/15/18 (c)		1,155,000	1,157,758
Series 2013-1 Class A, 0.5745% 2/16/21 (d)		570,000	571,747
AmeriCredit Auto Receivables Trust:
Series 2011-2 Class B, 2.33% 3/8/16		1,175,091	1,177,887
Series 2012-1 Class B, 1.73% 2/8/17		585,000	590,823
Series 2012-2:
Class A2, 0.76% 10/8/15		101,309	101,313
Class A3, 1.05% 10/11/16		585,000	586,279
Series 2012-4 Class A2, 0.49% 4/8/16		867,857	867,738
Series 2013-2 Class B, 1.19% 5/8/18		1,190,000	1,190,111
Series 2013-4 Class A2, 0.74% 11/8/16		5,000,000	5,003,338
Series 2013-5:
Class A3, 0.9% 9/10/18		1,890,000	1,896,897
Class B, 1.52% 1/8/19		315,000	315,687
Bank of America Auto Trust Series 2012-1 Class A3, 0.78% 6/15/16		373,269	374,104
BankBoston Home Equity Loan Trust Series 1998-2 Class A6, 6.64% 12/25/28 (MBIA Insured)		49,032	49,160
Asset-Backed Securities - continued
		Principal Amount (b)	Value
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.5545% 9/15/17 (c)(d)		$ 9,740,000	$ 9,764,350
BMW Vehicle Lease Trust Series 2013-1 Class A3, 0.54% 9/21/15		1,050,000	1,050,706
Cabelas Master Credit Card Trust Series 2010-1A Class A2, 1.6045% 1/16/18 (c)(d)		1,175,000	1,187,021
Capital Auto Rec Asset Trust 14-1 Series 2014-1 Class B, 2.35% 1/22/19		220,000	221,285
Capital Auto Receivables Asset Trust:
Series 2013-1 Class A3, 0.79% 6/20/17		1,240,000	1,241,029
Series 2013-4 Class A3, 1.09% 3/20/18		985,000	984,630
Capital One Multi-Asset Execution Trust Series 2013-A2 Class A2, 0.34% 2/15/19 (d)		15,000,000	14,994,233
Carmax Auto Owner Trust:
Series 2010-2 Class A4, 2.04% 10/15/15		268,376	269,502
Series 2011-2 Class A3, 0.91% 12/15/15		315,979	316,341
Series 2012-1 Class A3, 0.89% 9/15/16		423,854	425,060
Series 2012-2 Class A3, 0.84% 3/15/17		764,763	767,223
Series 2012-3 Class A3, 0.52% 7/17/17		965,000	965,682
Series 2013-3 Class A2, 0.59% 8/15/16		7,000,000	7,008,201
Series 2013-4 Class A3, 0.8% 7/16/18		435,000	436,353
Series 2014-1:
Class B, 1.69% 8/15/19		100,000	100,001
Class C, 1.93% 11/15/19		145,000	144,956
Chase Issuance Trust:
Series 2012-A6 Class A, 0.2845% 8/15/17 (d)		2,293,000	2,291,990
Series 2012-A9 Class A9, 0.3045% 10/16/17 (d)		10,000,000	9,997,389
Series 2013-A8 Class A8, 1.01% 10/15/18		1,160,000	1,163,274
CIT Equipment Collateral:
Series 2012-VT1 Class A3, 1.1% 8/22/16 (c)		386,676	387,183
Series 2013-VT1 Class A2, 0.65% 3/21/16 (c)		5,000,000	5,001,393
Citibank Credit Card Issuance Trust Series 2013-A1 Class A1, 0.2555% 4/24/17 (d)		10,000,000	9,995,857
CNH Equipment Trust:
Series 2011-B Class A3, 0.91% 8/15/16		427,067	427,801
Series 2012-A Class A3, 0.94% 5/15/17		465,658	467,020
Series 2012-C Class A3, 0.57% 12/15/17		525,000	525,502
Series 2012-D Class A2, 0.45% 4/15/16		2,920,339	2,920,686
Series 2013-A Class A3, 0.69% 6/15/18		1,800,000	1,803,073
Series 2013-B Class A2, 0.44% 10/17/16		6,000,000	5,999,758
Series 2013-C Class A3, 1.02% 8/15/18		335,000	337,158
Series 2014-A Class A2, 0.49% 6/15/17		3,000,000	2,999,958
Asset-Backed Securities - continued
		Principal Amount (b)	Value
CNH Wholesale Master Note Trust Series 2013-2A Class A, 0.7545% 8/15/19 (c)(d)		$ 645,000	$ 647,400
Diamond Resorts Owner Trust Series 2013-2 Class A, 2.27% 5/20/26 (c)		829,474	827,860
Discover Card Master Trust Series 2012-A5 Class A5, 0.3545% 1/16/18 (d)		15,000,000	15,009,504
Dryrock Issuance Trust Series 2013-1 Class A, 0.4945% 7/16/18 (d)		710,000	711,618
Enterprise Fleet Financing LLC:
Series 2013-1 Class A2, 0.68% 9/20/18 (c)		1,065,344	1,066,158
Series 2013-2 Class A2, 1.06% 3/20/19 (c)		595,000	595,602
Series 2014-1 Class A2, 0.87% 9/20/19 (c)		560,000	560,063
Ford Credit Auto Lease Trust:
Series 2012-A Class A3, 0.85% 1/15/15		118,414	118,483
Series 2012-B:
Class B, 1.1% 12/15/15 (c)		230,000	230,850
Class C, 1.5% 3/15/17 (c)		290,000	291,279
Series 2013-A Class A2, 0.46% 5/15/15		2,764,292	2,765,138
Series 2013-B:
Class B, 1.23% 11/15/16		695,000	696,507
Class C, 1.51% 8/15/17		475,000	476,686
Ford Credit Auto Owner Trust Series 2010-A Class D, 4.05% 10/15/16		240,000	244,483
Ford Credit Floorplan Master Owner Trust:
Series 2010-3:
Class A1, 4.2% 2/15/17 (c)		1,170,000	1,212,108
Class C, 4.99% 2/15/17 (c)		720,000	748,984
Series 2012-4 Class A1, 0.74% 9/15/16		9,120,000	9,134,531
Series 2013-3Q Class A2, 0.46% 6/15/17 (d)		4,000,000	4,004,037
Series 2013-5 Class A2, 0.63% 9/15/18 (d)		5,000,000	5,020,685
GE Capital Credit Card Master Note Trust:
Series 2010-1 Class C, 5.75% 3/15/18 (c)		625,000	653,741
Series 2012-1 Class A, 1.03% 1/15/18		2,995,000	3,006,987
Series 2012-4 Class A, 0.4545% 6/15/18 (d)		17,275,000	17,259,370
GE Dealer Floorplan Master Note Trust:
Series 2011-1 Class A, 0.754% 7/20/16 (d)		880,000	881,348
Series 2012-4 Class A, 0.594% 10/20/17 (d)		825,000	827,958
Series 2013-1 Class A, 0.554% 4/20/18 (d)		2,310,000	2,308,514
GE Equipment Midticket LLC Series 2012-1 Class A4, 0.78% 9/22/20		700,000	700,585
GE Equipment Small Ticket LLC:
Series 2012-1 Class A3, 1.04% 9/21/15 (c)		1,300,000	1,303,545
Series 2012-1A Class A2, 0.85% 11/21/14 (c)		80,308	80,331
Asset-Backed Securities - continued
		Principal Amount (b)	Value
GE Equipment Small Ticket LLC: - continued
Series 2013-1A Class A2, 0.73% 1/25/16 (c)		$ 5,175,000	$ 5,179,394
GE Equipment Transportation LLC:
Series 2012-1 Class A3, 0.99% 11/23/15		130,883	131,145
Series 2012-2 Class A3, 0.62% 7/25/16		3,905,000	3,905,141
GreatAmerica Leasing Receivables Funding LLC Series 2014-1 Class A3, 0.89% 7/15/17 (c)		895,000	894,846
Honda Auto Receivables Owner Trust Series 2013-4 Class A3, 0.69% 9/18/17		1,125,000	1,127,084
Huntington Auto Trust:
Series 2011-1A Class A3, 1.01% 1/15/16 (c)		280,550	281,155
Series 2012-1 Class A3, 0.81% 9/15/16		1,249,170	1,252,496
Hyundai Auto Lease Securitization Trust:
Series 2012-A Class A3, 0.92% 8/17/15 (c)		4,467,076	4,476,335
Series 2013-A Class A2, 0.51% 9/15/15 (c)		4,717,421	4,720,437
Hyundai Auto Receivables Trust:
Series 2012-A Class A3, 0.72% 3/15/16		133,092	133,246
Series 2012-C Class A4, 0.73% 6/15/18		475,000	475,522
Series 2013-A Class A4, 0.75% 9/17/18		1,010,000	1,009,073
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.5045% 5/15/18 (c)(d)		1,790,000	1,786,433
John Deere Owner Trust:
Series 2011-A Class A4, 1.96% 4/16/18		1,244,000	1,249,717
Series 2012-B Class A2, 0.43% 2/17/15		652,147	652,178
Series 2013-A Class A3, 0.6% 3/15/17		2,850,000	2,853,728
Mercedes-Benz Auto Lease Trust:
Series 2012-A:
Class A3, 0.88% 11/17/14		127,556	127,606
Class A4, 1.07% 11/15/17		470,000	470,388
Series 2013-A:
Class A2, 0.39% 6/15/15		6,644,281	6,646,535
Class A4, 0.72% 12/17/18		4,195,000	4,205,839
Series 2013-B:
Class A2, 0.88% 9/15/15		5,000,000	5,000,439
Class A3, 0.62% 7/15/16		430,000	430,039
Mercedes-Benz Master Owner Trust:
Series 2012-AA Class A, 0.79% 11/15/17 (c)		1,155,000	1,157,161
Series 2012-BA Class A, 0.4245% 11/15/16 (c)(d)		7,630,000	7,629,456
Motor PLC:
Series 2012A Class A1C, 1.286% 2/25/20 (c)		255,000	255,214
Series 2013-1 Class A1, 0.658% 2/25/21 (c)(d)		909,500	910,255
MVW Owner Trust Series 2013-1A Class A, 2.15% 4/22/30 (c)		249,377	250,324
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Navistar Financial Dealer Note Master Trust:
Series 2013-1 Class A, 0.828% 1/25/18 (c)(d)		$ 1,280,000	$ 1,282,991
Series 2013-2 Class A, 0.838% 9/25/18 (c)(d)		870,000	873,668
Nissan Auto Lease Trust:
Series 2012-A:
Class A3, 0.98% 5/15/15		349,933	350,293
Class A4, 1.13% 5/15/17		835,000	837,677
Series 2013-A Class A2A, 0.45% 9/15/15		6,381,121	6,384,606
Series 2013-B Class A3, 0.75% 6/15/16		335,000	335,852
Nissan Auto Receivables Owner Trust Series 2012-B Class A3, 0.46% 10/17/16		1,675,000	1,675,775
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.63% 5/15/17 (d)		6,927,000	6,949,859
Series 2013-A Class A, 0.46% 2/15/18 (d)		7,050,000	7,052,799
Porsche Innovative Lease Owner Trust Series 2013-1 Class A2, 0.54% 1/22/16 (c)		5,000,000	5,003,228
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)		28,256	27,514
Santander Drive Auto Receivables Trust:
Series 2013-1 Class A2, 0.48% 2/16/16		654,349	654,393
Series 2014-1 Class A2A, 0.66% 6/15/17		4,000,000	4,001,101
Sierra Receivables Funding Co. LLC Series 2013-1A Class A, 1.59% 11/20/29 (c)		324,925	324,425
Sierra Timeshare Receivables Funding Co. LLC Series 2013-3A Class A, 2.2% 10/20/30 (c)		664,218	666,077
SLM Student Loan Trust:
Series 2008-4 Class A2, 1.2886% 7/25/16 (d)		135,525	136,379
Series 2012-6 Class A1, 0.3155% 2/27/17 (d)		1,208,476	1,208,377
Series 2012-7 Class A2, 0.4355% 9/25/19 (d)		4,485,000	4,475,083
Series 2013-1 Class A2, 0.4055% 9/25/19 (d)		8,310,000	8,280,660
Series 2014-1 Class A1, 0.4787% 5/28/19 (d)		5,000,000	5,000,230
Smart Trust:
Series 2012-2U.S.A. Class A3A, 1.59% 10/14/16 (c)		1,165,000	1,172,897
Series 2012-4U.S. Class A3A, 0.97% 3/14/17		670,000	670,563
Series 2013-1U.S. Class A3A, 0.84% 9/14/16		555,000	554,937
Series 2013-2U.S. Class A4A, 1.18% 2/14/19		435,000	431,904
Toyota Auto Receivables Owner Trust:
Series 2012-A Class A3, 0.75% 2/16/16		407,620	408,495
Series 2013-A Class A4, 0.69% 11/15/18		815,000	813,932
Volkswagen Auto Lease Trust Series 2014-A Class A2A, 0.52% 10/20/16		5,000,000	5,000,134
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Volvo Financial Equipment LLC Series 2014-1A Class A3, 0.82% 4/16/18 (c)		$ 575,000	$ 574,886
Wheels SPV LLC Series 2012-1 Class A2, 1.19% 3/20/21 (c)		350,115	351,088
World Financial Network Credit Card Master Trust Series 2010-A Class A, 3.96% 4/15/19		745,000	775,507
World Omni Auto Lease Securitization Trust Series 2012-A:
Class A3, 0.93% 11/16/15		1,036,770	1,039,274
Class A4, 1.06% 11/15/17		365,000	366,585
World Omni Master Owner Trust 201 Series 2013-1 Class A, 0.51% 2/15/18 (c)(d)		1,175,000	1,175,014
TOTAL ASSET-BACKED SECURITIES (Cost $340,393,292)			340,349,126
Collateralized Mortgage Obligations - 1.8%

Private Sponsor - 0.2%
Banc of America Mortgage Securities, Inc.:
Series 2004-A Class 2A2, 2.7929% 2/25/34 (d)		34,015	34,455
Series 2004-H Class 2A2, 2.7537% 9/25/34 (d)		100,342	100,744
Fosse Master Issuer PLC floater Series 2012-1A Class 2A2 1.6364% 10/18/54 (c)(d)		544,544	552,191
Granite Master Issuer PLC floater:
Series 2006-1A Class A5, 0.294% 12/20/54 (c)(d)		1,310,030	1,296,405
Series 2007-1 Class 3A1, 0.354% 12/20/54 (d)		1,465,084	1,450,140
Granite Mortgages Series 2003-2 Class 1A3, 0.7366% 7/20/43 (d)		665,977	663,534
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.6366% 1/20/44 (d)		62,707	62,401
Series 2004-1 Class 2A1, 0.5651% 3/20/44 (d)		1,276,949	1,268,561
Series 2004-3 Class 2A1, 0.5251% 9/20/44 (d)		899,149	893,934
Holmes Master Issuer PLC floater Series 2012-1A Class A2, 1.8889% 10/15/54 (c)(d)		1,527,292	1,547,616
Lanark Master Issuer PLC floater Series 2013-1A Class 1A1, 0.7356% 12/22/54 (c)(d)		1,045,000	1,042,472
Sequoia Mortgage Trust Series 2010-H1 Class A1, 3.75% 2/25/40 (d)		11,414	11,245
Silverstone Master Issuer PLC 1.7866% 1/21/55 (c)(d)		375,000	380,246
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
Private Sponsor - continued
WaMu Mortgage pass-thru certificates Series 2005-AR12 Class 2A1, 2.5486% 9/25/35 (d)		$ 80,233	$ 81,372
Wells Fargo Mortgage Backed Securities Trust Series 2004-G Class A3, 4.6923% 6/25/34 (d)		88,267	89,297
TOTAL PRIVATE SPONSOR			9,474,613
U.S. Government Agency - 1.6%
Fannie Mae:
floater:
Series 2003-31 Class FM, 0.6555% 4/25/33 (d)		3,056,402	3,090,340
Series 2003-44 Class FH, 0.9055% 6/25/33 (d)		1,942,174	1,978,383
Series 2003-48 Class FA, 0.9055% 6/25/33 (d)		2,498,163	2,526,303
Series 2006-33 Class CF, 0.4555% 5/25/36 (d)		319,003	319,280
Series 2012-79 Class FM, 0.6055% 7/25/42 (d)		1,968,551	1,961,543
floater planned amortization class:
Series 2004-52 Class PF 0.6055% 12/25/33 (d)		5,252,066	5,281,526
Series 2005-90 Class FC, 0.4055% 10/25/35 (d)		243,947	244,209
sequential payer Series 2012-114 Class DF, 0.5555% 8/25/39 (d)		54,247	54,068
sequential payer floater:
Series 2005-74 Class DF, 0.5055% 7/25/35 (d)		7,649,633	7,664,304
Series 2005-83 Class FP, 0.4855% 10/25/35 (d)		8,240,031	8,242,605
Series 2011-23 Class AB, 2.75% 6/25/20		155,648	160,750
Freddie Mac:
floater:
Series 2006-3153 Class UG, 0.6045% 5/15/36 (d)		175,401	175,980
Series 2011-3913 Class FA, 0.6545% 8/15/41 (d)		959,743	961,490
Series 2012-4077 Class MF, 0.6545% 7/15/42 (d)		2,204,395	2,202,292
Series 2711 Class FC, 1.0545% 2/15/33 (d)		578,760	587,840
Series 3879 Class AF, 0.5845% 6/15/41 (d)		1,080,587	1,085,092
floater planned amortization class:
Series 2953 Class LF, 0.4545% 12/15/34 (d)		3,680,935	3,686,694
Series 3102 Class FD, 0.4545% 1/15/36 (d)		659,532	661,121
Series 3117 Class JF, 0.4545% 2/15/36 (d)		262,618	263,032
Series 4020 Class EF 0.6045% 2/15/42 (d)		6,876,033	6,872,565
Series 4057 Class EF, 0.5045% 12/15/41 (d)		21,482,623	21,513,184
floater sequential payer:
Series 2601 Class GF, 0.5045% 11/15/17 (d)		24,137	24,140
Series 2828 Class TF, 0.6045% 10/15/30 (d)		4,386,985	4,404,690
Series 3046 Class F, 0.5245% 3/15/33 (d)		3,554,053	3,544,557
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
U.S. Government Agency - continued
Freddie Mac: - continued
floater sequential payer: - continued
Series 3325:
Class FM, 0.5845% 5/15/37 (d)		$ 520,980	$ 523,172
Class FN, 0.5845% 5/15/37 (d)		520,980	523,172
planned amortization class Series 3081 Class CP 5.5% 10/15/34		543,672	553,228
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-108 Class CF, 0.7545% 11/16/39 (d)		418,758	422,351
Series 2009-116 Class KF, 0.6845% 12/16/39 (d)		359,854	362,255
Series 2009-127 Class FA, 0.707% 9/20/38 (d)		494,042	497,303
Series 2010-9 Class FA, 0.6745% 1/16/40 (d)		569,516	573,159
Series 2012-113 Class FJ, 0.407% 1/20/42 (d)		999,959	995,772
Series 2012-149 Class LF, 0.407% 12/20/42 (d)		982,263	975,989
Series 2012-84 Class FH, 0.6045% 7/16/42 (d)		3,560,938	3,573,992
Series 2013-37 Class F, 0.427% 3/20/43 (d)		677,084	673,126
Series 2013-9 Class F, 0.407% 1/20/43 (d)		1,706,556	1,698,726
floater planned amortization class Series 2004-80 Class FM, 0.457% 7/20/34 (d)		745,012	745,346
floater sequential payer Series 2010-120 Class FB 0.457% 9/20/35 (d)		404,340	405,510
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		123,474	124,580
Series 2010-99 Class PT, 3.5% 8/20/33		159,582	161,155
TOTAL U.S. GOVERNMENT AGENCY			90,314,824
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $99,933,096)			99,789,437
Commercial Mortgage Securities - 0.7%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-3 Class A4, 4.668% 7/10/43		420,000	437,894
Series 2006-2 Class A4, 5.7372% 5/10/45 (d)		750,000	816,198
Series 2006-4 Class A4, 5.634% 7/10/46		370,000	401,910
Series 2004-6 Class A4, 4.625% 12/10/42 (d)		94,720	95,248
Series 2006-1 Class A4, 5.372% 9/10/45 (d)		1,520,000	1,624,640
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3045% 8/15/29 (c)(d)		1,720,000	1,722,124
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2005-PWR8 Class A4, 4.674% 6/11/41		$ 437,132	$ 453,582
Series 2006-PW14 Class A4, 5.201% 12/11/38		625,000	685,568
Series 2007-PW17 Class AAB, 5.703% 6/11/50		336,342	340,592
Series 05-PWR7 Class A3, 5.116% 2/11/41		1,115,000	1,150,490
Series 2006-T24 Class A4, 5.537% 10/12/41		996,569	1,089,005
CGBAM Commercial Mortgage Trust Series 2013-A1 Class A1, 1.32% 5/15/30 (c)(d)		1,730,000	1,731,088
Citigroup Commercial Mortgage 1.199% 3/10/47		410,000	409,996
Citigroup Commercial Mortgage Trust:
Series 13-GC15 Class A1, 1.378% 9/10/46		853,911	859,452
Series 2004-C1 Class A4, 5.3762% 4/15/40 (d)		170,808	171,492
COMM Mortgage Trust:
Series 2004-LB3A Class A5, 5.4359% 7/10/37 (d)		437,072	438,266
Series 2014-CR15 Class A1, 1.218% 2/10/47		1,070,000	1,069,608
COMM Mortgage Trust pass-thru certificates Series 2014-TWC Class A, 1.0095% 2/13/32 (c)(d)		400,000	400,024
Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2012-LC4 Class A1, 1.156% 12/10/44		162,375	162,979
Series 2005-C6 Class A5B, 5.167% 6/10/44 (d)		210,000	221,715
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1 Class A4, 5.014% 2/15/38 (d)		347,543	356,071
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44		273,958	277,501
Del Coronado Trust floater Series 2013-HDC Class A, 0.9545% 3/15/26 (c)(d)		1,500,000	1,494,540
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9571% 12/5/31 (c)(d)		847,458	847,019
Class A2FL, 0.8571% 12/5/31 (c)(d)		1,110,000	1,105,137
Freddie Mac pass-thru certificates:
Series 2013-K502 Class A2, 1.426% 8/25/17		1,505,000	1,516,721
Series K712 Class A1, 1.369% 5/25/19		1,982,493	1,993,736
GCCFC Commercial Mortgage Trust Series 2005-GG3 Class A3, 4.569% 8/10/42		25,131	25,248
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.8197% 7/10/38 (d)		896,178	978,912
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4, 5.553% 4/10/38 (d)		370,000	396,754
GS Mortgage Securities Corp. Trust Series 2013-KYO Class A, 1.0065% 11/8/29 (c)(d)		1,840,000	1,835,423
GS Mortgage Securities Trust:
sequential payer:
Series 2011-GC3 Class A1, 2.331% 3/10/44 (c)		690,928	697,833
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
GS Mortgage Securities Trust: - continued
sequential payer: - continued
Series 2013-GC13 Class A1, 1.206% 7/10/46		$ 533,312	$ 534,253
Series 2012-GC6 Class A1, 1.282% 1/10/45		52,838	53,088
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.1683% 11/5/30 (c)(d)		1,304,000	1,305,491
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A1, 1.2604% 8/15/46		1,020,854	1,023,656
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 11-C4 Class A1, 1.5251% 7/15/46 (c)		75,004	75,102
Series 2004-PNC1 Class A4, 5.3482% 6/12/41 (d)		125,586	126,529
Series 2012-C6 Class A1, 1.0305% 5/15/45		130,660	130,772
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2013-FL3 Class A1, 0.9545% 4/15/28 (c)(d)		1,640,000	1,632,897
Series 2004-CBX Class A6, 4.899% 1/12/37		340,000	346,980
Series 2005-LDP2 Class A3A, 4.678% 7/15/42		94,623	95,921
Series 2005-LDP4 Class ASB, 4.824% 10/15/42 (d)		13,559	13,752
Series 2011-C3 Class A1, 1.8748% 2/15/46 (c)		249,161	250,004
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2006-C1 Class A4, 5.156% 2/15/31		375,000	397,791
Series 2004-C1 Class A4, 4.568% 1/15/31		40,007	41,558
Series 2005-C7 Class A4, 5.197% 11/15/30		1,519,347	1,595,731
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-2 Class A4, 5.8777% 6/12/46 (d)		465,000	505,865
Morgan Stanley BAML Trust Series 2014-C14 Class A1, 1.25% 2/15/47		195,000	195,109
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA Class A2, 0.255% 10/15/20 (c)(d)		658,909	654,879
sequential payer:
Series 2005-HQ6 Class A4A, 4.989% 8/13/42		445,000	463,086
Series 2005-IQ9 Class A5, 4.7% 7/15/56		1,015,925	1,035,292
Series 2005-T17 Class A5, 4.78% 12/13/41		209,648	213,483
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (d)		1,179,867	1,285,165
Series 2008-T29 Class A3, 6.2805% 1/11/43 (d)		568,452	576,819
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 05-C18 Class A4, 4.935% 4/15/42 (d)		180,000	185,397
Series 2004-C14 Class A4, 5.088% 8/15/41 (d)		65,324	65,992
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2011-C4 Class A1, 1.607% 6/15/44 (c)		498,442	502,529
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
WF-RBS Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2013-C16 Class A1, 1.406% 9/15/46		$ 641,721	$ 645,822
Series 2013-C17 Class A1, 1.154% 12/15/46		437,977	438,169
Series 2013-UBS1 Class A1, 1.122% 3/15/46		345,918	345,389
Series 2014-LC14 Class A1, 1.193% 3/15/47		305,000	304,632
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $41,625,043)			40,847,919
Municipal Securities - 0.1%

Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2013 A, 1.298% 7/1/16		1,475,000	1,485,369
Illinois Gen. Oblig. Series 2011, 4.026% 3/1/14		2,050,000	2,050,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.45% 3/7/14, VRDN (d)(e)		3,000,000	3,000,000
TOTAL MUNICIPAL SECURITIES (Cost $6,525,000)			6,535,369
Foreign Government and Government Agency Obligations - 0.1%

Turkish Republic 4.557% 10/10/18 (c)		825,000	837,375
United Mexican States 9.5% 12/18/14	MXN	81,910,000	6,456,194
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,361,470)			7,293,569
Fixed-Income Funds - 3.2%
	Shares
Bank Loan Funds - 3.2%
Fidelity Floating Rate High Income Fund (f) (Cost $180,229,007)	18,022,965	179,869,187
Short-Term Funds - 64.1%

Short-Term Funds - 64.1%
BlackRock Low Duration Bond Portfolio	7,407,233	72,442,734
Delaware Limited-Term Diversified Income Fund - Class A	16,002,715	137,463,326
Fidelity Conservative Income Bond Fund Institutional Class (f)	40,914,549	410,782,069
Fidelity Short-Term Bond Fund (f)	82,067,222	706,598,780
Short-Term Funds - continued
	Shares	Value
Short-Term Funds - continued
Janus Short-Term Bond Fund - Class T	85,588,133	$ 263,611,449
JPMorgan Short Duration Bond Fund - Select Class Shares	26,711,564	291,423,161
Metropolitan West Low Duration Bond Fund	63,686,301	561,713,174
PIMCO Short-Term Fund	105,740,457	1,043,658,290
Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	26,259,993	126,573,166
TOTAL SHORT-TERM FUNDS (Cost $3,603,800,107)		3,614,266,149
Money Market Funds - 4.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(f)	213,081,304	213,081,304
SSgA U.S. Treasury Money Market Fund, 0% (a)	26,063,618	26,063,618
TOTAL MONEY MARKET FUNDS (Cost $239,144,922)		239,144,922
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,627,822,737)		5,641,521,501
NET OTHER ASSETS (LIABILITIES) - 0.0%		2,154,283
NET ASSETS - 100%		$ 5,643,675,784
Currency Abbreviations
MXN	-	Mexican peso
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Amount is stated in United States dollars unless otherwise noted.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $287,820,010 or 5.1% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Conservative Income Bond Fund Institutional Class	$ 366,340,517	$ 103,701,927	$ 59,265,143	$ 1,602,331	$ 410,782,069
Fidelity Floating Rate High Income Fund	83,209,298	96,789,558	-	3,278,472	179,869,187
Fidelity Institutional Money Market Portfolio Institutional Class	595,053,053	83,976,134	465,947,882	366,029	213,081,304
Fidelity Short-Term Bond Fund	757,273,268	77,754,264	130,050,753	4,732,797	706,598,780
Total	$ 1,801,876,136	$ 362,221,883	$ 655,263,778	$ 9,979,629	$ 1,510,331,340
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,004,085,144	$ -	$ 1,004,085,144	$ -
U.S. Government and Government Agency Obligations	50,087,455	-	50,087,455	-
U.S. Government Agency - Mortgage Securities	59,253,224	-	59,253,224	-
Asset-Backed Securities	340,349,126	-	340,349,126	-
Collateralized Mortgage Obligations	99,789,437	-	99,789,437	-
Commercial Mortgage Securities	40,847,919	-	40,847,919	-
Municipal Securities	6,535,369	-	6,535,369	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Foreign Government and Government Agency Obligations	7,293,569	-	7,293,569	-
Fixed-Income Funds	179,869,187	179,869,187	-	-
Short-Term Funds	3,614,266,149	3,614,266,149	-	-
Money Market Funds	239,144,922	239,144,922	-	-
Total Investments in Securities:	$ 5,641,521,501	$ 4,033,280,258	$ 1,608,241,243	$ -
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $5,627,362,797. Net unrealized appreciation aggregated $14,158,704, of which $25,072,899 related to appreciated investment securities and $10,914,195 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Core Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc. - not available for
sale to the general public

February 28, 2014

1.902944.104

SAI-COR-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 59.2%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Auto Components - 0.2%
Delphi Automotive PLC	229,940	$ 15,307,106
Johnson Controls, Inc.	170,200	8,407,880
TRW Automotive Holdings Corp. (a)	56,200	4,626,384
		28,341,370
Automobiles - 0.3%
General Motors Co.	690,878	25,009,784
Harley-Davidson, Inc.	125,700	8,303,742
		33,313,526
Hotels, Restaurants & Leisure - 1.0%
Carnival Corp. unit	78,800	3,125,208
Chipotle Mexican Grill, Inc. (a)	16,000	9,043,360
Hilton Worldwide Holdings, Inc.	136,800	3,058,848
Las Vegas Sands Corp.	92,300	7,868,575
McDonald's Corp.	111,514	10,610,557
Panera Bread Co. Class A (a)	13,600	2,465,952
Royal Caribbean Cruises Ltd.	557,899	29,529,594
Starbucks Corp.	191,000	13,553,360
Starwood Hotels & Resorts Worldwide, Inc.	98,700	8,138,802
Tim Hortons, Inc.	62,500	3,390,625
Wyndham Worldwide Corp.	499,587	36,409,901
Wynn Resorts Ltd.	23,500	5,698,515
Yum! Brands, Inc.	78,871	5,842,764
		138,736,061
Household Durables - 0.2%
Harman International Industries, Inc.	15,600	1,633,788
Lennar Corp. Class A	78,800	3,457,744
Mohawk Industries, Inc. (a)	116,743	16,522,637
Whirlpool Corp.	6,300	911,169
		22,525,338
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	119,753	43,362,561
Expedia, Inc.	198,665	15,601,162
Netflix, Inc. (a)	25,300	11,274,439
priceline.com, Inc. (a)	24,602	33,184,162
		103,422,324
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	351,575	19,392,877
Mattel, Inc.	931,300	34,746,803
		54,139,680
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 3.3%
CBS Corp. Class B	605,424	$ 40,611,842
Comcast Corp.:
Class A	1,620,522	83,764,782
Class A (special) (non-vtg.)	345,850	17,256,186
DIRECTV (a)	377,037	29,258,071
Discovery Communications, Inc. Class C (non-vtg.) (a)	124,600	9,610,398
Lamar Advertising Co. Class A (a)	152,475	8,174,185
Liberty Media Corp. Class A (a)	90,941	12,473,468
News Corp. Class A (a)	515,200	9,443,616
The Walt Disney Co.	703,623	56,859,775
Time Warner Cable, Inc.	453,173	63,602,831
Time Warner, Inc.	848,592	56,965,981
Twenty-First Century Fox, Inc. Class A	807,131	27,071,174
Viacom, Inc. Class B (non-vtg.)	401,340	35,209,558
		450,301,867
Multiline Retail - 0.7%
Dollar General Corp. (a)	395,960	23,718,004
Dollar Tree, Inc. (a)	102,800	5,630,356
Kohl's Corp.	130,095	7,310,038
Macy's, Inc.	460,976	26,672,071
Target Corp.	378,800	23,690,152
		87,020,621
Specialty Retail - 1.7%
AutoZone, Inc. (a)	49,625	26,720,085
Bed Bath & Beyond, Inc. (a)	308,650	20,932,643
CarMax, Inc. (a)	255,100	12,354,493
Gap, Inc.	330,400	14,455,000
Home Depot, Inc.	964,799	79,142,462
L Brands, Inc.	132,200	7,446,826
Lowe's Companies, Inc.	1,093,204	54,692,996
Ross Stores, Inc.	125,580	9,142,224
Tiffany & Co., Inc.	44,400	4,140,300
TJX Companies, Inc.	79,830	4,906,352
		233,933,381
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	120,500	5,881,605
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
NIKE, Inc. Class B	180,200	$ 14,109,660
PVH Corp.	253,469	32,046,086
		52,037,351
TOTAL CONSUMER DISCRETIONARY		1,203,771,519
CONSUMER STAPLES - 4.7%
Beverages - 1.6%
Anheuser-Busch InBev SA NV ADR	430,297	45,013,369
Coca-Cola Enterprises, Inc.	1,667,921	78,525,721
Diageo PLC	117,963	3,704,275
Dr. Pepper Snapple Group, Inc.	58,900	3,069,279
Monster Beverage Corp. (a)	23,500	1,739,000
PepsiCo, Inc.	495,195	39,650,264
SABMiller PLC	73,011	3,578,567
The Coca-Cola Co.	956,336	36,532,035
		211,812,510
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	99,500	11,621,600
CVS Caremark Corp.	699,615	51,169,841
Sysco Corp.	47,845	1,723,377
Wal-Mart Stores, Inc.	865,689	64,666,968
Walgreen Co.	491,919	33,425,896
Whole Foods Market, Inc.	151,900	8,210,195
		170,817,877
Food Products - 0.4%
Archer Daniels Midland Co.	166,600	6,763,960
General Mills, Inc.	253,500	12,682,605
Kellogg Co.	293,000	17,782,170
Mondelez International, Inc.	694,510	23,634,175
Unilever NV (Certificaten Van Aandelen) (Bearer)	21,153	836,492
		61,699,402
Household Products - 0.8%
Colgate-Palmolive Co.	48,100	3,022,123
Energizer Holdings, Inc.	66,200	6,443,908
Henkel AG & Co. KGaA	90,910	9,196,654
Procter & Gamble Co.	1,142,246	89,849,070
		108,511,755
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.0%
Avon Products, Inc.	482,600	$ 7,465,822
Tobacco - 0.6%
Altria Group, Inc.	77,000	2,792,020
British American Tobacco PLC sponsored ADR	130,500	14,197,095
Philip Morris International, Inc.	742,936	60,110,952
		77,100,067
TOTAL CONSUMER STAPLES		637,407,433
ENERGY - 5.4%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	63,700	4,030,936
Cameron International Corp. (a)	107,800	6,905,668
FMC Technologies, Inc. (a)	28,200	1,416,768
Halliburton Co.	57,234	3,262,338
National Oilwell Varco, Inc.	294,724	22,705,537
Schlumberger Ltd.	696,308	64,756,644
Weatherford International Ltd. (a)	440,898	7,349,770
		110,427,661
Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.	1,172,376	98,667,164
Antero Resources Corp.	166,948	10,073,642
Apache Corp.	280,000	22,201,200
BG Group PLC	355,700	6,483,513
Cabot Oil & Gas Corp.	24,000	840,000
Canadian Natural Resources Ltd.	203,000	7,428,484
Chevron Corp.	849,675	97,993,018
Cimarex Energy Co.	35,300	4,084,563
Concho Resources, Inc. (a)	35,700	4,324,341
ConocoPhillips Co.	91,300	6,071,450
CONSOL Energy, Inc.	63,240	2,535,924
Continental Resources, Inc. (a)	9,900	1,183,248
EOG Resources, Inc.	113,891	21,573,233
EQT Corp.	63,300	6,474,957
Exxon Mobil Corp.	1,342,118	129,205,700
Hess Corp.	118,600	9,491,558
Imperial Oil Ltd.	88,700	3,990,819
Kinder Morgan Holding Co. LLC	113,050	3,600,643
Murphy Oil Corp.	27,600	1,638,612
Noble Energy, Inc.	255,540	17,570,930
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	264,503	$ 25,529,830
Phillips 66 Co.	162,100	12,134,806
Pioneer Natural Resources Co.	57,000	11,467,260
Range Resources Corp.	107,600	9,258,980
Royal Dutch Shell PLC Class A sponsored ADR	468,200	34,117,734
Spectra Energy Corp.	208,000	7,754,240
Suncor Energy, Inc.	239,465	7,899,988
Talisman Energy, Inc.	330,600	3,403,630
Tesoro Corp.	745,152	38,010,204
The Williams Companies, Inc.	148,354	6,127,020
Valero Energy Corp.	117,300	5,628,054
WPX Energy, Inc. (a)	191,833	3,380,097
		620,144,842
TOTAL ENERGY		730,572,503
FINANCIALS - 9.0%
Capital Markets - 0.8%
Ameriprise Financial, Inc.	68,600	7,476,714
BlackRock, Inc. Class A	22,600	6,889,384
Charles Schwab Corp.	270,100	7,160,351
E*TRADE Financial Corp. (a)	171,200	3,846,864
Goldman Sachs Group, Inc.	90,275	15,026,274
Invesco Ltd.	88,900	3,049,270
LPL Financial	62,000	3,328,160
Morgan Stanley	786,830	24,234,364
Northern Trust Corp.	163,000	10,081,550
Och-Ziff Capital Management Group LLC Class A	204,900	2,760,003
State Street Corp.	355,900	23,371,953
TD Ameritrade Holding Corp.	161,300	5,392,259
		112,617,146
Commercial Banks - 2.2%
CIT Group, Inc.	301,280	14,666,310
M&T Bank Corp.	372,915	43,478,160
PNC Financial Services Group, Inc.	63,274	5,174,548
Standard Chartered PLC (United Kingdom)	353,024	7,478,128
U.S. Bancorp	2,033,762	83,668,969
Wells Fargo & Co.	2,870,887	133,266,575
		287,732,690
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.9%
American Express Co.	773,206	$ 70,578,244
Capital One Financial Corp.	288,625	21,193,734
Discover Financial Services	501,310	28,765,168
Santander Consumer U.S.A. Holdings, Inc.	121,500	3,077,595
		123,614,741
Diversified Financial Services - 2.8%
Bank of America Corp.	4,085,873	67,539,481
Berkshire Hathaway, Inc. Class B (a)	280,722	32,501,993
Citigroup, Inc.	1,902,868	92,536,471
CME Group, Inc.	137,370	10,140,653
IntercontinentalExchange Group, Inc.	38,888	8,121,370
JPMorgan Chase & Co.	2,528,458	143,666,984
McGraw Hill Financial, Inc.	220,970	17,602,470
		372,109,422
Insurance - 1.3%
ACE Ltd.	217,275	21,264,704
AIA Group Ltd.	21,800	106,605
Allstate Corp.	357,500	19,397,950
American International Group, Inc.	364,620	18,147,137
CNA Financial Corp.	54,400	2,257,056
Fidelity National Financial, Inc. Class A	131,400	4,344,084
Lincoln National Corp.	90,930	4,558,321
Loews Corp.	89,700	3,900,156
Marsh & McLennan Companies, Inc.	606,725	29,219,876
MetLife, Inc.	567,185	28,739,264
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	23,500	190,924
Progressive Corp.	387,500	9,489,875
Unum Group	635,800	22,113,124
XL Group PLC Class A	535,664	16,284,186
		180,013,262
Real Estate Investment Trusts - 0.8%
American Tower Corp.	705,371	57,466,575
AvalonBay Communities, Inc.	68,800	8,873,136
Digital Realty Trust, Inc.	78,880	4,272,141
Federal Realty Investment Trust (SBI)	41,600	4,630,496
General Growth Properties, Inc.	90,700	1,997,214
Public Storage	7,200	1,216,800
Simon Property Group, Inc.	100,600	16,225,774
SL Green Realty Corp.	16,400	1,629,012
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Vornado Realty Trust	94,200	$ 9,070,518
Weyerhaeuser Co.	144,421	4,261,864
		109,643,530
Real Estate Management & Development - 0.2%
Realogy Holdings Corp. (a)	585,564	27,790,867
TOTAL FINANCIALS		1,213,521,658
HEALTH CARE - 7.6%
Biotechnology - 1.0%
Alexion Pharmaceuticals, Inc. (a)	48,700	8,610,160
Amgen, Inc.	168,004	20,835,856
Biogen Idec, Inc. (a)	50,500	17,204,340
Celgene Corp. (a)	131,092	21,073,039
Gilead Sciences, Inc. (a)	663,981	54,970,987
Incyte Corp. (a)	21,800	1,400,868
Regeneron Pharmaceuticals, Inc. (a)	9,900	3,291,750
Vertex Pharmaceuticals, Inc. (a)	28,900	2,336,854
		129,723,854
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	368,200	14,646,996
Baxter International, Inc.	280,925	19,524,288
Becton, Dickinson & Co.	104,100	11,994,402
Boston Scientific Corp. (a)	295,400	3,869,740
Covidien PLC	328,220	23,615,429
DENTSPLY International, Inc.	119,500	5,422,910
Intuitive Surgical, Inc. (a)	41,390	18,411,514
St. Jude Medical, Inc.	96,900	6,523,308
Stryker Corp.	148,854	11,944,045
		115,952,632
Health Care Providers & Services - 1.1%
Aetna, Inc.	204,600	14,876,466
Express Scripts Holding Co. (a)	548,974	41,343,232
HCA Holdings, Inc. (a)	518,985	26,572,032
Humana, Inc.	39,600	4,453,416
McKesson Corp.	113,839	20,155,195
UnitedHealth Group, Inc.	504,227	38,961,620
WellPoint, Inc.	101,500	9,194,885
		155,556,846
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	224,500	$ 12,780,785
Thermo Fisher Scientific, Inc.	138,459	17,243,684
		30,024,469
Pharmaceuticals - 4.4%
AbbVie, Inc.	460,430	23,440,491
Actavis PLC (a)	310,492	68,562,843
Allergan, Inc.	186,460	23,680,420
Bristol-Myers Squibb Co.	209,565	11,268,310
GlaxoSmithKline PLC sponsored ADR	125,800	7,037,252
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	23,674	189,749
warrants 9/25/17 (a)	78,850	616,598
Johnson & Johnson	1,162,325	107,073,379
Merck & Co., Inc.	1,416,244	80,711,746
Mylan, Inc. (a)	224,108	12,453,682
Novartis AG sponsored ADR	42,171	3,507,784
Perrigo Co. PLC	33,500	5,508,740
Pfizer, Inc.	4,984,670	160,057,754
Sanofi SA	20,238	2,104,953
Teva Pharmaceutical Industries Ltd. sponsored ADR	104,003	5,188,710
Zoetis, Inc. Class A	2,580,002	80,031,662
		591,434,073
TOTAL HEALTH CARE		1,022,691,874
INDUSTRIALS - 7.3%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	515,942	48,725,562
L-3 Communications Holdings, Inc.	12,140	1,400,956
Northrop Grumman Corp.	192,028	23,241,149
Precision Castparts Corp.	59,667	15,386,926
Raytheon Co.	499,626	48,918,382
Textron, Inc.	178,000	7,066,600
The Boeing Co.	288,763	37,227,326
United Technologies Corp.	526,882	61,655,732
		243,622,633
Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	39,900	1,576,449
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
FedEx Corp.	219,272	$ 29,235,536
United Parcel Service, Inc. Class B	212,008	20,304,006
		51,115,991
Airlines - 0.3%
American Airlines Group, Inc. (a)	251,110	9,273,492
Delta Air Lines, Inc.	871,023	28,926,674
United Continental Holdings, Inc. (a)	182,900	8,223,184
		46,423,350
Commercial Services & Supplies - 0.6%
Iron Mountain, Inc.	126,900	3,451,680
Stericycle, Inc. (a)	63,300	7,216,200
Tyco International Ltd.	1,725,394	72,777,119
		83,444,999
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc. (a)	70,700	4,287,955
Quanta Services, Inc. (a)	133,100	4,686,451
		8,974,406
Electrical Equipment - 0.5%
Eaton Corp. PLC	389,548	29,103,131
Emerson Electric Co.	334,025	21,798,472
Hubbell, Inc. Class B	39,800	4,757,692
Roper Industries, Inc.	38,000	5,153,560
Schneider Electric SA	6,500	580,934
		61,393,789
Industrial Conglomerates - 1.1%
3M Co.	307,700	41,456,421
Danaher Corp.	496,565	37,982,257
General Electric Co.	2,861,457	72,881,310
		152,319,988
Machinery - 1.2%
Caterpillar, Inc.	372,102	36,082,731
Cummins, Inc.	271,075	39,555,264
Deere & Co.	130,770	11,237,066
Flowserve Corp.	461,516	37,479,714
Ingersoll-Rand PLC	50,300	3,075,342
Parker Hannifin Corp.	222,175	26,783,196
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Stanley Black & Decker, Inc.	38,100	$ 3,163,824
Xylem, Inc.	58,000	2,282,300
		159,659,437
Road & Rail - 1.1%
Canadian National Railway Co.	291,020	16,441,986
Canadian Pacific Railway Ltd.	168,971	26,513,782
CSX Corp.	427,245	11,838,959
Norfolk Southern Corp.	281,350	25,858,879
Union Pacific Corp.	400,848	72,304,962
		152,958,568
Trading Companies & Distributors - 0.2%
Fastenal Co.	93,300	4,402,827
W.W. Grainger, Inc.	60,800	15,505,216
		19,908,043
TOTAL INDUSTRIALS		979,821,204
INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 0.7%
Cisco Systems, Inc.	1,395,714	30,426,565
Motorola Solutions, Inc.	93,300	6,176,460
QUALCOMM, Inc.	840,225	63,260,540
		99,863,565
Computers & Peripherals - 2.2%
Apple, Inc.	395,215	207,977,942
EMC Corp.	1,983,507	52,305,080
SanDisk Corp.	42,600	3,165,180
Western Digital Corp.	429,070	37,324,799
		300,773,001
Electronic Equipment & Components - 0.1%
Avnet, Inc.	104,810	4,562,379
Corning, Inc.	208,070	4,009,509
Trimble Navigation Ltd. (a)	121,400	4,631,410
		13,203,298
Internet Software & Services - 2.4%
Akamai Technologies, Inc. (a)	106,400	6,504,232
eBay, Inc. (a)	1,102,186	64,775,471
Equinix, Inc. (a)	31,700	6,021,732
Facebook, Inc. Class A (a)	606,737	41,537,215
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (a)	145,591	$ 176,987,699
Velti PLC (g)	147,198	4,239
VeriSign, Inc. (a)	84,400	4,651,284
Yahoo!, Inc. (a)	445,963	17,245,389
		317,727,261
IT Services - 1.7%
Accenture PLC Class A	174,931	14,580,499
Amdocs Ltd.	174,220	7,749,306
ASAC II LP (g)	241,305	3,139,504
Automatic Data Processing, Inc.	128,600	10,002,508
Cognizant Technology Solutions Corp. Class A (a)	143,104	14,891,402
Fidelity National Information Services, Inc.	125,000	6,951,250
IBM Corp.	225,250	41,709,543
MasterCard, Inc. Class A	468,360	36,400,939
Visa, Inc. Class A	400,854	90,568,953
		225,993,904
Semiconductors & Semiconductor Equipment - 1.2%
Altera Corp.	199,200	7,232,952
Applied Materials, Inc.	783,952	14,863,730
Atmel Corp. (a)	319,100	2,571,946
Avago Technologies Ltd.	70,400	4,343,680
Broadcom Corp. Class A	637,964	18,960,290
Intel Corp.	997,330	24,693,891
Linear Technology Corp.	1,933,097	90,546,263
		163,212,752
Software - 2.1%
Adobe Systems, Inc. (a)	64,900	4,452,789
Autodesk, Inc. (a)	279,700	14,673,062
Check Point Software Technologies Ltd. (a)	37,100	2,501,282
Citrix Systems, Inc. (a)	196,065	11,773,703
Microsoft Corp.	4,274,126	163,741,767
Oracle Corp.	1,437,688	56,227,978
Red Hat, Inc. (a)	336,955	19,876,975
salesforce.com, Inc. (a)	35,500	2,214,135
VMware, Inc. Class A (a)	36,300	3,486,615
		278,948,306
TOTAL INFORMATION TECHNOLOGY		1,399,722,087
Common Stocks - continued
	Shares	Value
MATERIALS - 3.0%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	53,640	$ 6,507,605
Airgas, Inc.	62,400	6,726,720
Celanese Corp. Class A	130,400	6,962,056
E.I. du Pont de Nemours & Co.	84,500	5,629,390
Ecolab, Inc.	179,200	19,308,800
FMC Corp.	506,246	39,072,066
LyondellBasell Industries NV Class A	95,100	8,376,408
Monsanto Co.	702,209	77,257,034
Potash Corp. of Saskatchewan, Inc.	108,200	3,576,375
PPG Industries, Inc.	23,260	4,601,293
Praxair, Inc.	79,600	10,377,452
Rockwood Holdings, Inc.	808,751	63,794,279
Sherwin-Williams Co.	51,600	10,344,768
Syngenta AG (Switzerland)	9,829	3,578,157
The Dow Chemical Co.	848,551	41,332,919
		307,445,322
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	50,700	6,184,386
Vulcan Materials Co.	297,420	20,203,741
		26,388,127
Containers & Packaging - 0.3%
Ball Corp.	77,900	4,328,124
MeadWestvaco Corp.	1,143,981	42,819,209
		47,147,333
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.	253,700	8,275,694
Ivanhoe Mines Ltd. (d)(e)	102,665	166,890
Newmont Mining Corp.	85,300	1,984,078
Nucor Corp.	90,200	4,531,648
		14,958,310
Paper & Forest Products - 0.1%
International Paper Co.	141,300	6,908,157
TOTAL MATERIALS		402,847,249
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	737,200	$ 23,538,796
Verizon Communications, Inc.	3,256,401	154,939,560
		178,478,356
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp.	125,000	9,487,500
T-Mobile U.S., Inc. (a)	186,300	5,682,150
		15,169,650
TOTAL TELECOMMUNICATION SERVICES		193,648,006
UTILITIES - 1.4%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	256,000	12,851,200
Edison International	877,109	45,934,198
Entergy Corp.	158,500	10,115,470
Exelon Corp.	332,830	10,121,360
FirstEnergy Corp.	120,613	3,712,468
ITC Holdings Corp.	304,676	31,259,758
Northeast Utilities	77,000	3,422,650
		117,417,104
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. (a)	184,000	3,505,200
NRG Energy, Inc.	296,100	8,607,627
The AES Corp.	967,700	13,209,105
		25,321,932
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	250,900	5,933,785
CMS Energy Corp.	171,200	4,867,216
NiSource, Inc.	187,400	6,525,268
PG&E Corp.	539,997	23,792,268
TECO Energy, Inc.	65,000	1,090,700
		42,209,237
TOTAL UTILITIES		184,948,273
TOTAL COMMON STOCKS (Cost $6,154,219,514)		7,968,951,806
Preferred Stocks - 0.0%
	Shares	Value
Convertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
United Technologies Corp. 7.50%	7,600	$ 505,172
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Mobileye NV Series F (g)	26,415	921,884
TOTAL CONVERTIBLE PREFERRED STOCKS		1,427,056
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Household Products - 0.0%
Henkel AG & Co. KGaA	22,214	2,479,021
TOTAL PREFERRED STOCKS (Cost $3,233,460)		3,906,077
Convertible Bonds - 0.0%
	Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (Cost $686,000)	$ 686,000	608,900
Equity Funds - 35.2%
	Shares
Large Blend Funds - 27.0%
BBH Core Select Fund Class N	36,108,568	774,167,698
FMI Large Cap Fund	22,580,925	470,812,290
JPMorgan U.S. Large Cap Core Plus Fund Select Class (i)	85,297,927	2,391,753,854
TOTAL LARGE BLEND FUNDS		3,636,733,842
Large Growth Funds - 4.2%
Fidelity Advisor New Insights Fund Institutional Class (h)	20,005,273	558,347,158
Mid-Cap Value Funds - 3.5%
Putnam Equity Spectrum Fund Class A	10,997,202	476,948,638
Equity Funds - continued
	Shares	Value
Sector Funds - 0.5%
Health Care Select Sector SPDR ETF	609,016	$ 36,199,911
Market Vectors Oil Services ETF	543,225	26,520,245
TOTAL SECTOR FUNDS		62,720,156
TOTAL EQUITY FUNDS (Cost $3,470,748,020)		4,734,749,794
U.S. Treasury Obligations - 0.0%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.09% 3/6/14 to 5/8/14 (f) (Cost $1,099,883)	$ 1,100,000	1,099,929
Money Market Funds - 5.5%
	Shares
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (c)	729,665,053	729,665,053
Fidelity Cash Central Fund, 0.10% (b)	2,897,209	2,897,209
TOTAL MONEY MARKET FUNDS (Cost $732,562,262)		732,562,262
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $10,362,549,139)		13,441,878,768
NET OTHER ASSETS (LIABILITIES) - 0.1%		16,278,783
NET ASSETS - 100%		$ 13,458,157,551
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
3,721 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 345,606,480	$ 13,311,595
1,675 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2014	230,178,500	12,124,633
TOTAL EQUITY INDEX CONTRACTS		$ 575,784,980	$ 25,436,228

The face value of futures purchased as a percentage of net assets is 4.3%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $166,890 or 0.0% of net assets.

(e) A portion of the security sold on a delayed delivery basis.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $799,935.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,065,627 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$ 2,413,050
Mobileye NV Series F	8/15/13	$ 921,884
Velti PLC	4/19/13	$ 220,797
(h) Affiliated Fund
(i) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,028
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor New Insights Fund Institutional Class	$ 537,795,478	$ 65,344,559	$ 86,077,288	$ -	$ 558,347,158
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,203,771,519	$ 1,203,771,519	$ -	$ -
Consumer Staples	639,886,454	635,345,687	4,540,767	-
Energy	730,572,503	730,572,503	-	-
Financials	1,213,521,658	1,213,521,658	-	-
Health Care	1,022,691,874	1,019,780,574	2,911,300	-
Industrials	980,326,376	980,326,376	-	-
Information Technology	1,400,643,971	1,396,578,344	4,239	4,061,388
Materials	402,847,249	399,269,092	3,578,157	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 193,648,006	$ 193,648,006	$ -	$ -
Utilities	184,948,273	184,948,273	-	-
Corporate Bonds	608,900	-	608,900	-
Equity Funds	4,734,749,794	4,734,749,794	-	-
U.S. Treasury Obligations	1,099,929	-	1,099,929	-
Money Market Funds	732,562,262	732,562,262	-	-
Total Investments in Securities:	$ 13,441,878,768	$ 13,425,074,088	$ 12,743,292	$ 4,061,388
Derivative Instruments:
Assets
Futures Contracts	$ 25,436,228	$ 25,436,228	$ -	$ -
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $10,393,320,545. Net unrealized appreciation aggregated $3,048,558,223, of which $3,094,854,301 related to appreciated investment securities and $46,296,078 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Core
Multi-Manager Fund

February 28, 2014

1.931547.102

MMC-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 0.4%
Delphi Automotive PLC	2,645	$ 176,078
Johnson Controls, Inc.	2,200	108,680
TRW Automotive Holdings Corp. (a)	700	57,624
		342,382
Automobiles - 0.5%
General Motors Co.	7,476	270,631
Harley-Davidson, Inc.	1,700	112,302
		382,933
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp. unit	1,000	39,660
Chipotle Mexican Grill, Inc. (a)	210	118,694
Hilton Worldwide Holdings, Inc.	1,800	40,248
Las Vegas Sands Corp.	1,200	102,300
McDonald's Corp.	1,190	113,229
Panera Bread Co. Class A (a)	200	36,264
Royal Caribbean Cruises Ltd.	4,192	221,883
Starbucks Corp.	2,500	177,400
Starwood Hotels & Resorts Worldwide, Inc.	1,300	107,198
Tim Hortons, Inc.	800	43,400
Wyndham Worldwide Corp.	3,754	273,592
Wynn Resorts Ltd.	300	72,747
Yum! Brands, Inc.	507	37,559
		1,384,174
Household Durables - 0.2%
Harman International Industries, Inc.	200	20,946
Lennar Corp. Class A	1,000	43,880
Mohawk Industries, Inc. (a)	877	124,122
Whirlpool Corp.	100	14,463
		203,411
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	1,388	502,595
Expedia, Inc.	1,447	113,633
Netflix, Inc. (a)	300	133,689
priceline.com, Inc. (a)	281	379,024
		1,128,941
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	2,075	114,457
Mattel, Inc.	7,025	262,103
		376,560
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 4.9%
CBS Corp. Class B	4,549	$ 305,147
Comcast Corp.:
Class A	14,156	731,724
Class A (special) (non-vtg.)	2,255	112,513
DIRECTV (a)	2,901	225,118
Discovery Communications, Inc. Class C (non-vtg.) (a)	1,700	131,121
Lamar Advertising Co. Class A (a)	1,174	62,938
Liberty Media Corp. Class A (a)	683	93,680
News Corp. Class A (a)	6,800	124,644
The Walt Disney Co.	6,404	517,507
Time Warner Cable, Inc.	3,960	555,786
Time Warner, Inc.	6,148	412,715
Twenty-First Century Fox, Inc. Class A	9,535	319,804
Viacom, Inc. Class B (non-vtg.)	3,949	346,446
		3,939,143
Multiline Retail - 1.0%
Dollar General Corp. (a)	3,326	199,227
Dollar Tree, Inc. (a)	1,400	76,678
Kohl's Corp.	1,700	95,523
Macy's, Inc.	4,035	233,465
Target Corp.	2,980	186,369
		791,262
Specialty Retail - 2.6%
AutoZone, Inc. (a)	513	276,220
Bed Bath & Beyond, Inc. (a)	1,823	123,636
CarMax, Inc. (a)	3,400	164,662
Gap, Inc.	1,950	85,313
Home Depot, Inc.	8,348	684,786
L Brands, Inc.	1,700	95,761
Lowe's Companies, Inc.	8,843	442,415
Ross Stores, Inc.	1,600	116,480
Tiffany & Co., Inc.	600	55,950
TJX Companies, Inc.	677	41,608
		2,086,831
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	1,600	78,096
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
NIKE, Inc. Class B	2,400	$ 187,920
PVH Corp.	2,105	266,135
		532,151
TOTAL CONSUMER DISCRETIONARY		11,167,788
CONSUMER STAPLES - 7.7%
Beverages - 2.4%
Anheuser-Busch InBev SA NV ADR	3,311	346,364
Coca-Cola Enterprises, Inc.	13,465	633,932
Diageo PLC	759	23,834
Dr. Pepper Snapple Group, Inc.	800	41,688
Monster Beverage Corp. (a)	300	22,200
PepsiCo, Inc.	5,900	472,413
SABMiller PLC	500	24,507
The Coca-Cola Co.	10,220	390,404
		1,955,342
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	1,300	151,840
CVS Caremark Corp.	6,047	442,278
Sysco Corp.	600	21,612
Wal-Mart Stores, Inc.	7,630	569,961
Walgreen Co.	3,530	239,864
Whole Foods Market, Inc.	2,000	108,100
		1,533,655
Food Products - 0.9%
Archer Daniels Midland Co.	2,200	89,320
General Mills, Inc.	3,300	165,099
Kellogg Co.	3,226	195,786
Mondelez International, Inc.	6,551	222,931
Unilever NV (Certificaten Van Aandelen) (Bearer)	147	5,813
		678,949
Household Products - 1.4%
Colgate-Palmolive Co.	600	37,698
Energizer Holdings, Inc.	850	82,739
Henkel AG & Co. KGaA	771	77,996
Procter & Gamble Co.	11,677	918,513
		1,116,946
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.1%
Avon Products, Inc.	6,300	$ 97,461
Tobacco - 1.0%
Altria Group, Inc.	1,200	43,512
British American Tobacco PLC sponsored ADR	800	87,032
Philip Morris International, Inc.	7,923	641,050
		771,594
TOTAL CONSUMER STAPLES		6,153,947
ENERGY - 8.6%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	800	50,624
Cameron International Corp. (a)	1,400	89,684
FMC Technologies, Inc. (a)	400	20,096
Halliburton Co.	425	24,225
National Oilwell Varco, Inc.	2,441	188,055
Schlumberger Ltd.	6,665	619,845
Weatherford International Ltd. (a)	3,393	56,561
		1,049,090
Oil, Gas & Consumable Fuels - 7.3%
Anadarko Petroleum Corp.	9,943	836,803
Antero Resources Corp.	1,254	75,666
Apache Corp.	2,940	233,113
BG Group PLC	2,300	41,923
Cabot Oil & Gas Corp.	300	10,500
Canadian Natural Resources Ltd.	1,300	47,572
Chevron Corp.	7,540	869,588
Cimarex Energy Co.	500	57,855
Concho Resources, Inc. (a)	500	60,565
ConocoPhillips Co.	1,200	79,800
CONSOL Energy, Inc.	800	32,080
Continental Resources, Inc. (a)	125	14,940
EOG Resources, Inc.	855	161,954
EQT Corp.	800	81,832
Exxon Mobil Corp.	13,520	1,301,570
Hess Corp.	1,600	128,048
Imperial Oil Ltd.	600	26,995
Kinder Morgan Holding Co. LLC	959	30,544
Murphy Oil Corp.	300	17,811
Noble Energy, Inc.	2,166	148,934
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	2,380	$ 229,718
Phillips 66 Co.	2,100	157,206
Pioneer Natural Resources Co.	800	160,944
Range Resources Corp.	1,400	120,470
Royal Dutch Shell PLC Class A sponsored ADR	3,575	260,510
Spectra Energy Corp.	2,700	100,656
Suncor Energy, Inc.	1,564	51,597
Talisman Energy, Inc.	5,000	51,477
Tesoro Corp.	5,757	293,665
The Williams Companies, Inc.	917	37,872
Valero Energy Corp.	1,500	71,970
WPX Energy, Inc. (a)	2,566	45,213
		5,839,391
TOTAL ENERGY		6,888,481
FINANCIALS - 14.3%
Capital Markets - 1.5%
Ameriprise Financial, Inc.	900	98,091
BlackRock, Inc. Class A	300	91,452
Charles Schwab Corp.	1,740	46,127
E*TRADE Financial Corp. (a)	2,300	51,681
Goldman Sachs Group, Inc.	678	112,853
Invesco Ltd.	1,200	41,160
LPL Financial	800	42,944
Morgan Stanley	8,176	251,821
Northern Trust Corp.	2,100	129,885
Och-Ziff Capital Management Group LLC Class A	2,500	33,675
State Street Corp.	3,980	261,367
TD Ameritrade Holding Corp.	2,100	70,203
		1,231,259
Commercial Banks - 3.1%
CIT Group, Inc.	2,553	124,280
M&T Bank Corp.	3,033	353,617
PNC Financial Services Group, Inc.	410	33,530
Standard Chartered PLC (United Kingdom)	2,270	48,086
U.S. Bancorp	17,915	737,023
Wells Fargo & Co.	26,223	1,217,272
		2,513,808
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 1.4%
American Express Co.	7,090	$ 647,175
Capital One Financial Corp.	1,700	124,831
Discover Financial Services	5,084	291,720
Santander Consumer U.S.A. Holdings, Inc.	1,600	40,528
		1,104,254
Diversified Financial Services - 4.3%
Bank of America Corp.	41,814	691,185
Berkshire Hathaway, Inc. Class B (a)	2,531	293,039
Citigroup, Inc.	17,126	832,837
CME Group, Inc.	1,428	105,415
IntercontinentalExchange Group, Inc.	535	111,729
JPMorgan Chase & Co.	21,656	1,230,494
McGraw Hill Financial, Inc.	2,034	162,028
		3,426,727
Insurance - 2.3%
ACE Ltd.	1,275	124,784
AIA Group Ltd.	200	978
Allstate Corp.	4,700	255,022
American International Group, Inc.	2,812	139,953
CNA Financial Corp.	600	24,894
Fidelity National Financial, Inc. Class A	1,700	56,202
Lincoln National Corp.	772	38,700
Loews Corp.	1,200	52,176
Marsh & McLennan Companies, Inc.	6,613	318,482
MetLife, Inc.	5,959	301,943
Progressive Corp.	5,100	124,899
Unum Group	3,725	129,556
XL Group PLC Class A	7,831	238,062
		1,805,651
Real Estate Investment Trusts - 1.4%
American Tower Corp.	6,001	488,901
AvalonBay Communities, Inc.	900	116,073
Digital Realty Trust, Inc.	669	36,233
Federal Realty Investment Trust (SBI)	500	55,655
General Growth Properties, Inc.	1,200	26,424
Public Storage	100	16,900
Simon Property Group, Inc.	1,300	209,677
SL Green Realty Corp.	200	19,866
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Vornado Realty Trust	1,200	$ 115,548
Weyerhaeuser Co.	1,800	53,118
		1,138,395
Real Estate Management & Development - 0.3%
Realogy Holdings Corp. (a)	4,401	208,871
TOTAL FINANCIALS		11,428,965
HEALTH CARE - 12.5%
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (a)	600	106,080
Amgen, Inc.	1,696	210,338
Biogen Idec, Inc. (a)	700	238,476
Celgene Corp. (a)	1,257	202,063
Gilead Sciences, Inc. (a)	7,081	586,236
Incyte Corp. (a)	300	19,278
Regeneron Pharmaceuticals, Inc. (a)	100	33,250
Vertex Pharmaceuticals, Inc. (a)	400	32,344
		1,428,065
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	4,400	175,032
Baxter International, Inc.	1,650	114,675
Becton, Dickinson & Co.	1,400	161,308
Boston Scientific Corp. (a)	3,900	51,090
Covidien PLC	3,233	232,614
DENTSPLY International, Inc.	1,500	68,070
Intuitive Surgical, Inc. (a)	357	158,804
St. Jude Medical, Inc.	1,300	87,516
Stryker Corp.	1,758	141,062
		1,190,171
Health Care Providers & Services - 2.0%
Aetna, Inc.	2,280	165,779
Express Scripts Holding Co. (a)	5,463	411,419
HCA Holdings, Inc. (a)	4,241	217,139
Humana, Inc.	500	56,230
McKesson Corp.	1,211	214,408
UnitedHealth Group, Inc.	5,201	401,881
WellPoint, Inc.	1,320	119,579
		1,586,435
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	3,000	$ 170,790
Thermo Fisher Scientific, Inc.	1,665	207,359
		378,149
Pharmaceuticals - 6.7%
AbbVie, Inc.	5,045	256,841
Actavis PLC (a)	2,757	608,801
Allergan, Inc.	1,837	233,299
Bristol-Myers Squibb Co.	2,800	150,556
GlaxoSmithKline PLC sponsored ADR	770	43,074
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	172	1,379
warrants 9/25/17 (a)	550	4,301
Johnson & Johnson	10,648	980,894
Merck & Co., Inc.	13,826	787,944
Mylan, Inc. (a)	1,726	95,914
Novartis AG sponsored ADR	268	22,292
Perrigo Co. PLC	400	65,776
Pfizer, Inc.	45,139	1,449,413
Sanofi SA	130	13,521
Teva Pharmaceutical Industries Ltd. sponsored ADR	712	35,522
Zoetis, Inc. Class A	20,688	641,742
		5,391,269
TOTAL HEALTH CARE		9,974,089
INDUSTRIALS - 11.2%
Aerospace & Defense - 2.9%
Honeywell International, Inc.	4,435	418,841
L-3 Communications Holdings, Inc.	103	11,886
Northrop Grumman Corp.	1,548	187,354
Precision Castparts Corp.	800	206,304
Raytheon Co.	4,330	423,950
Textron, Inc.	2,300	91,310
The Boeing Co.	3,305	426,081
United Technologies Corp.	5,080	594,462
		2,360,188
Air Freight & Logistics - 0.7%
Expeditors International of Washington, Inc.	500	19,755
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
FedEx Corp.	2,244	$ 299,193
United Parcel Service, Inc. Class B	2,171	207,917
		526,865
Airlines - 0.7%
American Airlines Group, Inc. (a)	3,300	121,869
Delta Air Lines, Inc.	8,747	290,488
United Continental Holdings, Inc. (a)	2,400	107,904
		520,261
Commercial Services & Supplies - 1.0%
Iron Mountain, Inc.	1,600	43,520
Stericycle, Inc. (a)	800	91,200
Tyco International Ltd.	15,031	634,008
		768,728
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc. (a)	900	54,585
Quanta Services, Inc. (a)	1,700	59,857
		114,442
Electrical Equipment - 0.6%
Eaton Corp. PLC	2,927	218,676
Emerson Electric Co.	1,975	128,889
Hubbell, Inc. Class B	500	59,770
Roper Industries, Inc.	500	67,810
		475,145
Industrial Conglomerates - 1.9%
3M Co.	2,925	394,085
Danaher Corp.	5,291	404,709
General Electric Co.	27,924	711,224
		1,510,018
Machinery - 1.7%
Caterpillar, Inc.	3,335	323,395
Cummins, Inc.	2,318	338,243
Deere & Co.	1,112	95,554
Flowserve Corp.	4,119	334,504
Ingersoll-Rand PLC	600	36,684
Parker Hannifin Corp.	1,305	157,318
Stanley Black & Decker, Inc.	500	41,520
Xylem, Inc.	800	31,480
		1,358,698
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 1.4%
Canadian National Railway Co.	2,467	$ 139,380
Canadian Pacific Railway Ltd.	1,269	199,123
CSX Corp.	3,033	84,044
Norfolk Southern Corp.	1,685	154,868
Union Pacific Corp.	3,160	570,001
		1,147,416
Trading Companies & Distributors - 0.2%
Fastenal Co.	1,200	56,628
W.W. Grainger, Inc.	405	103,283
		159,911
TOTAL INDUSTRIALS		8,941,672
INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 1.2%
Cisco Systems, Inc.	13,606	296,611
Motorola Solutions, Inc.	1,200	79,440
QUALCOMM, Inc.	7,707	580,260
		956,311
Computers & Peripherals - 3.4%
Apple, Inc.	3,878	2,040,755
EMC Corp.	13,371	352,593
SanDisk Corp.	600	44,580
Western Digital Corp.	2,940	255,751
		2,693,679
Electronic Equipment & Components - 0.2%
Avnet, Inc.	888	38,655
Corning, Inc.	1,764	33,992
Trimble Navigation Ltd. (a)	1,500	57,225
		129,872
Internet Software & Services - 3.8%
Akamai Technologies, Inc. (a)	1,400	85,582
eBay, Inc. (a)	9,503	558,491
Equinix, Inc. (a)	440	83,582
Facebook, Inc. Class A (a)	6,487	444,100
Google, Inc. Class A (a)	1,368	1,663,009
Velti PLC (c)	976	28
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
VeriSign, Inc. (a)	1,100	$ 60,621
Yahoo!, Inc. (a)	3,260	126,064
		3,021,477
IT Services - 2.8%
Accenture PLC Class A	2,003	166,950
Amdocs Ltd.	1,477	65,697
ASAC II LP (c)	1,527	19,867
Automatic Data Processing, Inc.	1,700	132,226
Cognizant Technology Solutions Corp. Class A (a)	1,365	142,042
Fidelity National Information Services, Inc.	1,600	88,976
IBM Corp.	2,133	394,968
MasterCard, Inc. Class A	4,803	373,289
Visa, Inc. Class A	3,825	864,221
		2,248,236
Semiconductors & Semiconductor Equipment - 1.8%
Altera Corp.	2,600	94,406
Applied Materials, Inc.	9,413	178,470
Atmel Corp. (a)	4,200	33,852
Avago Technologies Ltd.	900	55,530
Broadcom Corp. Class A	6,880	204,474
Intel Corp.	8,050	199,318
Linear Technology Corp.	15,064	705,598
		1,471,648
Software - 3.4%
Adobe Systems, Inc. (a)	420	28,816
Autodesk, Inc. (a)	3,800	199,348
Check Point Software Technologies Ltd. (a)	500	33,710
Citrix Systems, Inc. (a)	2,600	156,130
Microsoft Corp.	39,435	1,510,755
Oracle Corp.	12,348	482,930
Red Hat, Inc. (a)	4,400	259,556
salesforce.com, Inc. (a)	230	14,345
VMware, Inc. Class A (a)	500	48,025
		2,733,615
TOTAL INFORMATION TECHNOLOGY		13,254,838
Common Stocks - continued
	Shares	Value
MATERIALS - 4.6%
Chemicals - 3.5%
Air Products & Chemicals, Inc.	508	$ 61,631
Airgas, Inc.	800	86,240
Celanese Corp. Class A	1,700	90,763
E.I. du Pont de Nemours & Co.	540	35,975
Ecolab, Inc.	2,360	254,290
FMC Corp.	3,649	281,630
LyondellBasell Industries NV Class A	1,200	105,696
Monsanto Co.	5,810	639,216
Potash Corp. of Saskatchewan, Inc.	1,100	36,359
PPG Industries, Inc.	264	52,224
Praxair, Inc.	1,050	136,889
Rockwood Holdings, Inc.	6,225	491,028
Sherwin-Williams Co.	700	140,336
Syngenta AG (Switzerland)	64	23,299
The Dow Chemical Co.	6,908	336,489
		2,772,065
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	700	85,386
Vulcan Materials Co.	2,892	196,454
		281,840
Containers & Packaging - 0.5%
Ball Corp.	1,000	55,560
MeadWestvaco Corp.	9,161	342,896
		398,456
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	3,237	105,591
Newmont Mining Corp.	1,100	25,586
Nucor Corp.	1,100	55,264
		186,441
Paper & Forest Products - 0.1%
International Paper Co.	1,800	88,002
TOTAL MATERIALS		3,726,804
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	9,600	306,528
Verizon Communications, Inc.	28,654	1,363,357
		1,669,885
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp.	1,600	$ 121,440
T-Mobile U.S., Inc. (a)	2,500	76,250
		197,690
TOTAL TELECOMMUNICATION SERVICES		1,867,575
UTILITIES - 2.4%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	3,400	170,680
Edison International	6,751	353,550
Entergy Corp.	2,100	134,022
Exelon Corp.	3,176	96,582
FirstEnergy Corp.	1,600	49,248
ITC Holdings Corp.	2,510	257,526
Northeast Utilities	1,000	44,450
		1,106,058
Independent Power Producers & Energy Traders - 0.4%
Calpine Corp. (a)	2,400	45,720
NRG Energy, Inc.	3,900	113,373
The AES Corp.	12,700	173,355
		332,448
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	3,300	78,045
CMS Energy Corp.	2,200	62,546
NiSource, Inc.	2,500	87,050
PG&E Corp.	5,489	241,845
TECO Energy, Inc.	900	15,102
		484,588
TOTAL UTILITIES		1,923,094
TOTAL COMMON STOCKS (Cost $57,784,455)		75,327,253
Preferred Stocks - 0.0%
	Shares	Value
Convertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
United Technologies Corp. 7.50%	40	$ 2,659
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Mobileye NV Series F (c)	167	5,828
TOTAL CONVERTIBLE PREFERRED STOCKS		8,487
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Household Products - 0.0%
Henkel AG & Co. KGaA	188	20,980
TOTAL PREFERRED STOCKS (Cost $23,802)		29,467
Convertible Bonds - 0.0%
	Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (Cost $5,000)	$ 5,000	4,438
Equity Funds - 0.6%
	Shares
Sector Funds - 0.6%
Health Care Select Sector SPDR ETF	4,577	272,057
Market Vectors Oil Services ETF	4,082	199,283
TOTAL EQUITY FUNDS (Cost $425,337)		471,340
Money Market Funds - 5.1%
	Shares	Value
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $4,063,500)	4,063,500	$ 4,063,500
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $62,302,094)		79,895,998
NET OTHER ASSETS (LIABILITIES) - 0.2%		149,481
NET ASSETS - 100%		$ 80,045,479
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
14 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 1,300,320	$ 55,508
11 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2014	1,511,620	98,369
TOTAL EQUITY INDEX CONTRACTS		$ 2,811,940	$ 153,877

The face value of futures purchased as a percentage of net assets is 3.5%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,723 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$ 15,270
Mobileye NV Series F	8/15/13	$ 5,828
Velti PLC	4/19/13	$ 1,464
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,167,788	$ 11,167,788	$ -	$ -
Consumer Staples	6,174,927	6,145,280	29,647	-
Energy	6,888,481	6,888,481	-	-
Financials	11,428,965	11,428,965	-	-
Health Care	9,974,089	9,954,888	19,201	-
Industrials	8,944,331	8,944,331	-	-
Information Technology	13,260,666	13,234,943	28	25,695
Materials	3,726,804	3,703,505	23,299	-
Telecommunication Services	1,867,575	1,867,575	-	-
Utilities	1,923,094	1,923,094	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Corporate Bonds	$ 4,438	$ -	$ 4,438	$ -
Equity Funds	471,340	471,340	-	-
Money Market Funds	4,063,500	4,063,500	-	-
Total Investments in Securities:	$ 79,895,998	$ 79,793,690	$ 76,613	$ 25,695
Derivative Instruments:
Assets
Futures Contracts	$ 153,877	$ 153,877	$ -	$ -
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $62,521,148. Net unrealized appreciation aggregated $17,374,850, of which $17,786,355 related to appreciated investment securities and $411,505 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Value
Multi-Manager Fund
Class L
Class N

February 28, 2014

1.9587061.100

MMV-L-MMV-N-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.9%
Autoliv, Inc.	300	$ 28,902
Delphi Automotive PLC	140	9,320
Johnson Controls, Inc.	380	18,772
Lear Corp.	1,051	85,341
The Goodyear Tire & Rubber Co.	120	3,224
TRW Automotive Holdings Corp. (a)	460	37,867
		183,426
Automobiles - 0.8%
Ford Motor Co.	6,300	96,957
General Motors Co.	800	28,960
Harley-Davidson, Inc.	300	19,818
Honda Motor Co. Ltd.	500	17,997
		163,732
Diversified Consumer Services - 0.1%
Apollo Ed Group, Inc. Class A (non-vtg.) (a)	595	19,831
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp. unit	220	8,725
Hyatt Hotels Corp. Class A (a)	20	1,043
Las Vegas Sands Corp.	500	42,625
Royal Caribbean Cruises Ltd.	100	5,293
Six Flags Entertainment Corp.	348	14,198
Wyndham Worldwide Corp.	30	2,186
		74,070
Household Durables - 0.9%
D.R. Horton, Inc.	3,097	76,062
Lennar Corp. Class A	1,243	54,543
Newell Rubbermaid, Inc.	160	5,138
Tupperware Brands Corp.	30	2,358
Whirlpool Corp.	330	47,728
		185,829
Leisure Equipment & Products - 0.0%
Hasbro, Inc.	70	3,861
Media - 4.0%
CBS Corp. Class B	340	22,807
Comcast Corp. Class A	1,495	77,277
DIRECTV (a)	1,100	85,360
Gannett Co., Inc.	2,208	65,688
Liberty Global PLC Class C	611	51,727
Liberty Media Corp. Class A (a)	343	47,046
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
News Corp. Class A (a)	987	$ 18,092
Omnicom Group, Inc.	353	26,715
The Walt Disney Co.	1,300	105,053
Time Warner Cable, Inc.	536	75,228
Time Warner, Inc.	2,428	162,992
Twenty-First Century Fox, Inc. Class A	500	16,770
Viacom, Inc. Class B (non-vtg.)	510	44,742
		799,497
Multiline Retail - 1.0%
Dillard's, Inc. Class A	310	28,700
Dollar General Corp. (a)	70	4,193
Family Dollar Stores, Inc.	40	2,620
Kohl's Corp.	920	51,695
Macy's, Inc.	1,333	77,127
Nordstrom, Inc.	100	6,148
Target Corp.	500	31,270
		201,753
Specialty Retail - 0.9%
AutoNation, Inc. (a)	50	2,632
AutoZone, Inc. (a)	20	10,769
Bed Bath & Beyond, Inc. (a)	476	32,282
CST Brands, Inc.	177	5,758
Foot Locker, Inc.	50	2,086
GameStop Corp. Class A	60	2,239
Gap, Inc.	260	11,375
GNC Holdings, Inc.	30	1,396
Home Depot, Inc.	550	45,117
Murphy U.S.A., Inc.	100	4,056
Penske Automotive Group, Inc.	50	2,165
PetSmart, Inc.	30	2,012
Ross Stores, Inc.	690	50,232
		172,119
Textiles, Apparel & Luxury Goods - 0.3%
Fossil Group, Inc. (a)	20	2,298
Hanesbrands, Inc.	500	36,640
VF Corp.	300	17,577
		56,515
TOTAL CONSUMER DISCRETIONARY		1,860,633
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 6.0%
Beverages - 0.5%
Anheuser-Busch InBev SA NV ADR	400	$ 41,844
Coca-Cola Enterprises, Inc.	150	7,062
Diageo PLC sponsored ADR	364	45,758
Dr. Pepper Snapple Group, Inc.	70	3,648
		98,312
Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	250	29,200
CVS Caremark Corp.	3,596	263,011
Kroger Co.	1,590	66,685
Safeway, Inc.	500	18,725
Sysco Corp.	280	10,086
Wal-Mart Stores, Inc.	1,580	118,026
Walgreen Co.	790	53,681
		559,414
Food Products - 2.0%
Archer Daniels Midland Co.	1,470	59,682
Bunge Ltd.	70	5,573
General Mills, Inc.	1,007	50,380
Ingredion, Inc.	600	39,504
Pilgrims Pride Corp. (a)	90	1,578
The Hershey Co.	270	28,571
The J.M. Smucker Co.	60	6,001
Tyson Foods, Inc. Class A	4,241	167,307
Unilever NV (NY Reg.)	1,130	44,703
		403,299
Household Products - 0.3%
Energizer Holdings, Inc.	330	32,122
Kimberly-Clark Corp.	210	23,174
		55,296
Personal Products - 0.1%
Coty, Inc. Class A	1,770	26,285
Herbalife Ltd.	40	2,664
		28,949
Tobacco - 0.3%
Altria Group, Inc.	950	34,447
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	210	$ 10,303
Reynolds American, Inc.	300	15,249
		59,999
TOTAL CONSUMER STAPLES		1,205,269
ENERGY - 11.2%
Energy Equipment & Services - 1.7%
Halliburton Co.	1,308	74,556
Helmerich & Payne, Inc.	1,000	98,750
Nabors Industries Ltd.	1,300	29,926
National Oilwell Varco, Inc.	540	41,602
Noble Corp.	700	21,735
Oil States International, Inc. (a)	10	949
Parker Drilling Co. (a)	2,100	16,947
Patterson-UTI Energy, Inc.	60	1,747
Rowan Companies PLC (a)	70	2,335
Schlumberger Ltd.	636	59,148
		347,695
Oil, Gas & Consumable Fuels - 9.5%
Anadarko Petroleum Corp.	800	67,328
Apache Corp.	500	39,645
BP PLC sponsored ADR	400	20,244
Chesapeake Energy Corp.	240	6,218
Chevron Corp.	1,550	178,762
ConocoPhillips Co.	2,140	142,310
CONSOL Energy, Inc.	923	37,012
Devon Energy Corp.	230	14,817
Energen Corp.	10	804
EOG Resources, Inc.	286	54,174
Exxon Mobil Corp.	5,814	559,714
Hess Corp.	995	79,630
Marathon Oil Corp.	2,119	70,987
Marathon Petroleum Corp.	1,235	103,740
Murphy Oil Corp.	600	35,622
Occidental Petroleum Corp.	1,447	139,664
Phillips 66 Co.	2,368	177,268
Pioneer Natural Resources Co.	202	40,638
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
QEP Resources, Inc.	356	$ 10,299
Valero Energy Corp.	2,400	115,152
		1,894,028
TOTAL ENERGY		2,241,723
FINANCIALS - 24.8%
Capital Markets - 2.7%
Ameriprise Financial, Inc.	1,510	164,575
Bank of New York Mellon Corp.	640	20,480
BlackRock, Inc. Class A	213	64,931
Franklin Resources, Inc.	350	18,638
Goldman Sachs Group, Inc.	597	99,371
Invesco Ltd.	250	8,575
Morgan Stanley	2,290	70,532
Northern Trust Corp.	120	7,422
State Street Corp.	1,392	91,413
		545,937
Commercial Banks - 5.9%
Banco Santander SA (Spain) sponsored ADR	4,778	43,241
BB&T Corp.	2,151	81,308
CIT Group, Inc.	110	5,355
Comerica, Inc.	500	24,090
Commerce Bancshares, Inc.	52	2,322
Cullen/Frost Bankers, Inc.	30	2,239
Fifth Third Bancorp	4,335	94,048
First Republic Bank	751	39,029
Huntington Bancshares, Inc.	7,160	68,235
KeyCorp	2,410	31,740
M&T Bank Corp.	320	37,309
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	5,091	29,630
PNC Financial Services Group, Inc.	1,100	89,958
Regions Financial Corp.	780	8,299
SunTrust Banks, Inc.	1,263	47,590
U.S. Bancorp	920	37,849
Wells Fargo & Co.	11,215	520,600
Zions Bancorporation	100	3,120
		1,165,962
Consumer Finance - 2.0%
American Express Co.	1,100	100,408
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Capital One Financial Corp.	2,221	$ 163,088
Discover Financial Services	1,901	109,079
SLM Corp.	1,320	31,601
		404,176
Diversified Financial Services - 6.9%
Bank of America Corp.	23,875	394,654
Berkshire Hathaway, Inc. Class B (a)	1,169	135,347
Citigroup, Inc.	6,303	306,515
JPMorgan Chase & Co.	9,454	537,176
		1,373,692
Insurance - 6.2%
ACE Ltd.	722	70,662
AFLAC, Inc.	960	61,517
Alleghany Corp. (a)	10	3,855
Allstate Corp.	1,943	105,427
American Financial Group, Inc.	620	35,439
American International Group, Inc.	2,270	112,978
Arch Capital Group Ltd. (a)	80	4,490
Assurant, Inc.	440	28,877
Assured Guaranty Ltd.	50	1,228
Axis Capital Holdings Ltd.	660	29,020
Cincinnati Financial Corp.	80	3,750
Everest Re Group Ltd.	230	34,325
Genworth Financial, Inc. Class A (a)	180	2,797
Hartford Financial Services Group, Inc.	2,400	84,456
HCC Insurance Holdings, Inc.	80	3,512
Lincoln National Corp.	1,240	62,161
Loews Corp.	500	21,740
MetLife, Inc.	1,254	63,540
Old Republic International Corp.	140	2,178
PartnerRe Ltd.	330	32,630
Platinum Underwriters Holdings Ltd.	400	23,448
Principal Financial Group, Inc.	170	7,710
Progressive Corp.	916	22,433
Prudential Financial, Inc.	1,800	152,244
Reinsurance Group of America, Inc.	50	3,850
RenaissanceRe Holdings Ltd.	60	5,731
The Chubb Corp.	740	64,735
The Travelers Companies, Inc.	1,498	125,592
Torchmark Corp.	140	10,851
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Unum Group	1,140	$ 39,649
Validus Holdings Ltd.	629	23,153
		1,243,978
Real Estate Investment Trusts - 1.1%
American Capital Agency Corp.	836	18,634
American Homes 4 Rent Class A	1,072	17,559
American Tower Corp.	700	57,029
Equity Residential (SBI)	466	27,247
Extra Space Storage, Inc.	700	34,370
Simon Property Group, Inc.	200	32,258
SL Green Realty Corp.	300	29,799
		216,896
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	250	3,995
People's United Financial, Inc.	180	2,551
		6,546
TOTAL FINANCIALS		4,957,187
HEALTH CARE - 11.9%
Biotechnology - 1.0%
Amgen, Inc.	1,312	162,714
United Therapeutics Corp. (a)	330	33,469
		196,183
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	600	23,868
Baxter International, Inc.	1,158	80,481
Becton, Dickinson & Co.	110	12,674
CareFusion Corp. (a)	100	4,053
Covidien PLC	1,910	137,425
Medtronic, Inc.	1,560	92,446
St. Jude Medical, Inc.	160	10,771
Zimmer Holdings, Inc.	670	62,873
		424,591
Health Care Providers & Services - 3.9%
Aetna, Inc.	1,700	123,607
Cardinal Health, Inc.	190	13,591
Cigna Corp.	1,803	143,501
Express Scripts Holding Co. (a)	777	58,516
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Humana, Inc.	290	$ 32,613
Laboratory Corp. of America Holdings (a)	103	9,635
LifePoint Hospitals, Inc. (a)	400	21,700
McKesson Corp.	397	70,289
Omnicare, Inc.	545	32,101
Quest Diagnostics, Inc.	548	29,044
UnitedHealth Group, Inc.	1,060	81,906
Universal Health Services, Inc. Class B	940	75,463
WellPoint, Inc.	1,070	96,931
		788,897
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	580	72,233
Pharmaceuticals - 4.5%
AbbVie, Inc.	1,760	89,602
Actavis PLC (a)	164	36,214
Johnson & Johnson	1,001	92,212
Merck & Co., Inc.	2,430	138,486
Perrigo Co. PLC	250	41,110
Pfizer, Inc.	13,989	449,187
Sanofi SA sponsored ADR	1,089	56,454
		903,265
TOTAL HEALTH CARE		2,385,169
INDUSTRIALS - 8.8%
Aerospace & Defense - 2.7%
Engility Holdings, Inc. (a)	66	2,754
General Dynamics Corp.	810	88,727
Honeywell International, Inc.	603	56,947
L-3 Communications Holdings, Inc.	450	51,930
Lockheed Martin Corp.	719	116,694
Northrop Grumman Corp.	570	68,987
Raytheon Co.	1,046	102,414
Rockwell Collins, Inc.	80	6,603
Triumph Group, Inc.	500	32,600
		527,656
Air Freight & Logistics - 0.1%
FedEx Corp.	150	20,000
Airlines - 0.6%
Alaska Air Group, Inc.	1,040	90,106
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc.	340	$ 11,291
Southwest Airlines Co.	390	8,752
		110,149
Building Products - 0.3%
Owens Corning	1,400	64,064
Commercial Services & Supplies - 0.5%
Deluxe Corp.	700	35,336
R.R. Donnelley & Sons Co.	1,500	28,695
Republic Services, Inc.	170	5,799
Tyco International Ltd.	484	20,415
		90,245
Construction & Engineering - 0.1%
Fluor Corp.	90	6,992
Quanta Services, Inc. (a)	100	3,521
URS Corp.	40	1,860
		12,373
Electrical Equipment - 0.1%
Emerson Electric Co.	360	23,494
Industrial Conglomerates - 1.3%
General Electric Co.	9,153	233,127
Siemens AG sponsored ADR	212	28,224
		261,351
Machinery - 2.4%
AGCO Corp.	560	29,389
Caterpillar, Inc.	630	61,091
Crane Co.	66	4,714
Cummins, Inc.	100	14,592
Deere & Co.	1,144	98,304
Dover Corp.	447	42,152
Ingersoll-Rand PLC	100	6,114
Oshkosh Truck Corp.	750	43,373
PACCAR, Inc.	370	24,361
Parker Hannifin Corp.	314	37,853
Pentair Ltd.	500	40,405
Snap-On, Inc.	30	3,365
SPX Corp.	481	51,794
Stanley Black & Decker, Inc.	90	7,474
Terex Corp.	40	1,781
Timken Co.	200	12,072
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Trinity Industries, Inc.	20	$ 1,436
WABCO Holdings, Inc. (a)	30	3,074
		483,344
Professional Services - 0.0%
Dun & Bradstreet Corp.	20	1,984
Manpower, Inc.	40	3,126
		5,110
Road & Rail - 0.6%
AMERCO	10	2,329
CSX Corp.	1,560	43,228
Norfolk Southern Corp.	608	55,881
Union Pacific Corp.	110	19,842
		121,280
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	1,400	27,580
TOTAL INDUSTRIALS		1,746,646
INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 2.0%
Brocade Communications Systems, Inc. (a)	4,273	40,893
Cisco Systems, Inc.	9,677	210,959
Harris Corp.	560	41,339
Juniper Networks, Inc. (a)	120	3,209
Motorola Solutions, Inc.	90	5,958
QUALCOMM, Inc.	1,110	83,572
		385,930
Computers & Peripherals - 4.6%
Apple, Inc.	515	271,014
EMC Corp.	4,404	116,133
Hewlett-Packard Co.	6,770	202,288
NetApp, Inc.	2,544	102,803
SanDisk Corp.	620	46,066
Seagate Technology	1,363	71,135
Western Digital Corp.	1,314	114,305
		923,744
Electronic Equipment & Components - 1.4%
Arrow Electronics, Inc. (a)	60	3,398
Avnet, Inc.	120	5,224
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Corning, Inc.	2,710	$ 52,222
TE Connectivity Ltd.	2,789	163,380
Tech Data Corp. (a)	600	34,560
Vishay Intertechnology, Inc.	1,300	18,382
		277,166
Internet Software & Services - 0.4%
eBay, Inc. (a)	904	53,128
IAC/InterActiveCorp	383	29,694
		82,822
IT Services - 0.6%
Amdocs Ltd.	800	35,584
Broadridge Financial Solutions, Inc.	40	1,510
Computer Sciences Corp.	80	5,056
Global Payments, Inc.	272	19,130
The Western Union Co.	310	5,186
Xerox Corp.	4,490	49,345
		115,811
Semiconductors & Semiconductor Equipment - 1.8%
Avago Technologies Ltd.	1,579	97,424
Broadcom Corp. Class A	2,000	59,440
Intel Corp.	4,030	99,783
Lam Research Corp. (a)	60	3,104
LSI Corp.	2,995	33,215
Marvell Technology Group Ltd.	280	4,281
NVIDIA Corp.	320	5,882
ON Semiconductor Corp. (a)	1,994	18,624
Texas Instruments, Inc.	874	39,295
		361,048
Software - 3.1%
Adobe Systems, Inc. (a)	700	48,027
CA Technologies, Inc.	250	8,375
Citrix Systems, Inc. (a)	1,950	117,098
Microsoft Corp.	7,321	280,468
Oracle Corp.	4,165	162,893
Symantec Corp.	397	8,528
		625,389
TOTAL INFORMATION TECHNOLOGY		2,771,910
Common Stocks - continued
	Shares	Value
MATERIALS - 3.2%
Chemicals - 2.0%
Albemarle Corp.	40	$ 2,640
Ashland, Inc.	40	3,775
Celanese Corp. Class A	90	4,805
CF Industries Holdings, Inc.	160	40,144
E.I. du Pont de Nemours & Co.	430	28,647
Eastman Chemical Co.	910	79,561
Ecolab, Inc.	696	74,994
Huntsman Corp.	1,630	39,707
LyondellBasell Industries NV Class A	310	27,305
Potash Corp. of Saskatchewan, Inc.	1,200	39,664
The Dow Chemical Co.	925	45,057
Westlake Chemical Corp.	30	4,000
		390,299
Construction Materials - 0.3%
Eagle Materials, Inc.	500	44,200
Martin Marietta Materials, Inc.	173	21,103
		65,303
Containers & Packaging - 0.4%
Ball Corp.	50	2,778
Bemis Co., Inc.	60	2,357
Crown Holdings, Inc. (a)	783	35,251
MeadWestvaco Corp.	60	2,246
Owens-Illinois, Inc. (a)	90	3,053
Rock-Tenn Co. Class A	299	33,374
Sonoco Products Co.	50	2,099
		81,158
Metals & Mining - 0.2%
Alcoa, Inc.	260	3,052
Freeport-McMoRan Copper & Gold, Inc.	800	26,096
Nucor Corp.	60	3,014
Steel Dynamics, Inc.	100	1,744
		33,906
Paper & Forest Products - 0.3%
Domtar Corp.	250	27,695
International Paper Co.	645	31,534
		59,229
TOTAL MATERIALS		629,895
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	2,900	$ 92,597
UTILITIES - 2.0%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	1,180	59,236
Duke Energy Corp.	260	18,429
Entergy Corp.	600	38,292
Exelon Corp.	900	27,369
FirstEnergy Corp.	859	26,440
NextEra Energy, Inc.	500	45,695
Northeast Utilities	150	6,668
		222,129
Independent Power Producers & Energy Traders - 0.4%
The AES Corp.	5,895	80,467
Multi-Utilities - 0.5%
Alliant Energy Corp.	60	3,254
Ameren Corp.	140	5,657
MDU Resources Group, Inc.	90	3,056
Public Service Enterprise Group, Inc.	1,210	44,359
SCANA Corp.	600	29,700
Sempra Energy	90	8,502
Wisconsin Energy Corp.	80	3,517
		98,045
Water Utilities - 0.0%
American Water Works Co., Inc.	80	3,587
TOTAL UTILITIES		404,228
TOTAL COMMON STOCKS (Cost $13,796,320)		18,295,257
Money Market Funds - 8.1%
	Shares	Value
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $1,612,471)	1,612,471	$ 1,612,471
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $15,408,791)		19,907,728
NET OTHER ASSETS (LIABILITIES) - 0.3%		60,375
NET ASSETS - 100%		$ 19,968,103
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
14 ICE Russell 1000 Value Index Contracts (United States)	March 2014	$ 1,300,740	$ 45,660

The face value of futures purchased as a percentage of net assets is 6.5%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,860,633	$ 1,842,636	$ 17,997	$ -
Consumer Staples	1,205,269	1,205,269	-	-
Energy	2,241,723	2,241,723	-	-
Financials	4,957,187	4,957,187	-	-
Health Care	2,385,169	2,385,169	-	-
Industrials	1,746,646	1,746,646	-	-
Information Technology	2,771,910	2,771,910	-	-
Materials	629,895	629,895	-	-
Telecommunication Services	92,597	92,597	-	-
Utilities	404,228	404,228	-	-
Money Market Funds	1,612,471	1,612,471	-	-
Total Investments in Securities:	$ 19,907,728	$ 19,889,731	$ 17,997	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 45,660	$ 45,660	$ -	$ -
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $15,418,951. Net unrealized appreciation aggregated $4,488,777, of which $4,559,026 related to appreciated investment securities and $70,249 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Value Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc. - not available for
sale to the general public

February 28, 2014

1.912902.103

SUF-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 68.3%
	Shares	Value
CONSUMER DISCRETIONARY - 6.8%
Auto Components - 0.8%
Autoliv, Inc.	160,900	$ 15,501,106
Cooper Tire & Rubber Co.	265,127	6,609,616
Delphi Automotive PLC	87,300	5,811,561
Johnson Controls, Inc.	226,700	11,198,980
Lear Corp.	361,798	29,377,998
The Goodyear Tire & Rubber Co.	73,100	1,964,197
TRW Automotive Holdings Corp. (a)	229,200	18,867,744
		89,331,202
Automobiles - 0.5%
Ford Motor Co.	2,423,100	37,291,509
General Motors Co.	244,000	8,832,800
Harley-Davidson, Inc.	106,100	7,008,966
Honda Motor Co. Ltd.	232,700	8,375,586
		61,508,861
Diversified Consumer Services - 0.1%
Apollo Ed Group, Inc. Class A (non-vtg.) (a)	195,341	6,510,716
Hillenbrand, Inc.	232,100	6,935,148
		13,445,864
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp. unit	129,800	5,147,868
Hyatt Hotels Corp. Class A (a)	11,100	578,976
Las Vegas Sands Corp.	182,900	15,592,225
Royal Caribbean Cruises Ltd.	56,400	2,985,252
Six Flags Entertainment Corp.	119,217	4,864,054
Wyndham Worldwide Corp.	15,900	1,158,792
		30,327,167
Household Durables - 0.6%
D.R. Horton, Inc.	1,185,348	29,112,147
Lennar Corp. Class A	453,000	19,877,640
Newell Rubbermaid, Inc.	95,400	3,063,294
Tupperware Brands Corp.	17,100	1,344,060
Whirlpool Corp.	143,600	20,768,868
		74,166,009
Leisure Equipment & Products - 0.0%
Hasbro, Inc.	43,000	2,371,880
Media - 2.8%
CBS Corp. Class B	116,639	7,824,144
Comcast Corp. Class A	514,061	26,571,813
DIRECTV (a)	577,900	44,845,040
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Gannett Co., Inc.	806,320	$ 23,988,020
Liberty Global PLC Class C	210,107	17,787,659
Liberty Media Corp. Class A (a)	117,911	16,172,673
News Corp. Class A (a)	339,474	6,222,558
Omnicom Group, Inc.	154,279	11,675,835
Scholastic Corp.	95,400	3,365,712
The Walt Disney Co.	497,700	40,219,137
Time Warner Cable, Inc.	263,899	37,038,225
Time Warner, Inc.	1,033,347	69,368,584
Twenty-First Century Fox, Inc. Class A	134,000	4,494,360
Viacom, Inc. Class B (non-vtg.)	301,800	26,476,914
		336,050,674
Multiline Retail - 0.8%
Big Lots, Inc. (a)	160,800	4,751,640
Dillard's, Inc. Class A	90,600	8,387,748
Dollar General Corp. (a)	40,000	2,396,000
Family Dollar Stores, Inc.	24,900	1,630,950
Kohl's Corp.	447,500	25,145,025
Macy's, Inc.	635,269	36,756,664
Nordstrom, Inc.	58,300	3,584,284
Target Corp.	290,100	18,142,854
		100,795,165
Specialty Retail - 0.7%
Abercrombie & Fitch Co. Class A	158,700	6,289,281
AutoNation, Inc. (a)	29,200	1,537,088
AutoZone, Inc. (a)	11,400	6,138,216
Bed Bath & Beyond, Inc. (a)	179,197	12,153,141
Best Buy Co., Inc.	236,300	6,292,669
CST Brands, Inc.	62,555	2,034,914
Foot Locker, Inc.	32,200	1,343,062
GameStop Corp. Class A	34,200	1,276,002
Gap, Inc.	154,900	6,776,875
GNC Holdings, Inc.	20,600	958,312
Home Depot, Inc.	204,000	16,734,120
Murphy U.S.A., Inc.	54,950	2,228,772
Penske Automotive Group, Inc.	29,900	1,294,371
PetSmart, Inc.	15,500	1,039,430
Ross Stores, Inc.	252,500	18,382,000
		84,478,253
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.2%
Fossil Group, Inc. (a)	11,800	$ 1,355,938
Hanesbrands, Inc.	212,200	15,550,016
VF Corp.	121,100	7,095,249
		24,001,203
TOTAL CONSUMER DISCRETIONARY		816,476,278
CONSUMER STAPLES - 4.5%
Beverages - 0.3%
Anheuser-Busch InBev SA NV ADR	134,800	14,101,428
Coca-Cola Enterprises, Inc.	88,600	4,171,288
Diageo PLC sponsored ADR	114,000	14,330,940
Dr. Pepper Snapple Group, Inc.	43,200	2,251,152
		34,854,808
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	88,200	10,301,760
CVS Caremark Corp.	1,496,645	109,464,615
Kroger Co.	796,800	33,417,792
Safeway, Inc.	258,100	9,665,845
Sysco Corp.	165,800	5,972,116
Wal-Mart Stores, Inc.	943,400	70,471,980
Walgreen Co.	262,000	17,802,900
		257,097,008
Food Products - 1.4%
Archer Daniels Midland Co.	740,300	30,056,180
Bunge Ltd.	41,200	3,279,932
Fresh Del Monte Produce, Inc.	177,200	4,688,712
General Mills, Inc.	434,200	21,723,026
Ingredion, Inc.	260,300	17,138,152
Pilgrims Pride Corp. (a)	56,800	995,704
The Hershey Co.	93,000	9,841,260
The J.M. Smucker Co.	37,000	3,700,370
Tyson Foods, Inc. Class A	1,560,237	61,551,350
Unilever NV (NY Reg.)	365,000	14,439,400
		167,414,086
Household Products - 0.3%
Energizer Holdings, Inc.	162,400	15,808,016
Kimberly-Clark Corp.	126,900	14,003,415
		29,811,431
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.1%
Coty, Inc. Class A	648,300	$ 9,627,255
Herbalife Ltd.	22,200	1,478,520
		11,105,775
Tobacco - 0.3%
Altria Group, Inc.	571,100	20,708,086
Lorillard, Inc.	123,900	6,078,534
Reynolds American, Inc.	180,300	9,164,649
		35,951,269
TOTAL CONSUMER STAPLES		536,234,377
ENERGY - 8.2%
Energy Equipment & Services - 1.1%
Halliburton Co.	554,736	31,619,952
Helmerich & Payne, Inc.	346,846	34,251,043
Nabors Industries Ltd.	530,500	12,212,110
National Oilwell Varco, Inc.	268,400	20,677,536
Noble Corp.	293,300	9,106,965
Oil States International, Inc. (a)	8,200	778,344
Parker Drilling Co. (a)	355,005	2,864,890
Patterson-UTI Energy, Inc.	35,200	1,024,672
Rowan Companies PLC (a)	41,200	1,374,432
Schlumberger Ltd.	221,561	20,605,173
		134,515,117
Oil, Gas & Consumable Fuels - 7.1%
Anadarko Petroleum Corp.	289,500	24,364,320
Apache Corp.	175,400	13,907,466
BP PLC sponsored ADR	162,400	8,219,064
Chesapeake Energy Corp.	145,500	3,769,905
Chevron Corp.	751,200	86,635,896
ConocoPhillips Co.	1,141,300	75,896,450
CONSOL Energy, Inc.	366,800	14,708,680
Devon Energy Corp.	134,500	8,664,490
Energen Corp.	3,000	241,320
EOG Resources, Inc.	103,769	19,655,924
Exxon Mobil Corp.	2,695,028	259,450,346
Hess Corp.	521,600	41,743,648
Marathon Oil Corp.	1,005,209	33,674,502
Marathon Petroleum Corp.	615,400	51,693,600
Murphy Oil Corp.	276,700	16,427,679
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	612,372	$ 59,106,145
Phillips 66 Co.	1,040,134	77,864,431
Pioneer Natural Resources Co.	68,400	13,760,712
QEP Resources, Inc.	121,578	3,517,252
Valero Energy Corp.	907,559	43,544,681
		856,846,511
TOTAL ENERGY		991,361,628
FINANCIALS - 18.4%
Capital Markets - 2.2%
Ameriprise Financial, Inc.	582,600	63,497,574
Bank of New York Mellon Corp.	381,200	12,198,400
BlackRock, Inc. Class A	100,047	30,498,327
Franklin Resources, Inc.	210,500	11,209,125
GFI Group, Inc.	216,900	869,769
Goldman Sachs Group, Inc.	305,021	50,770,745
Invesco Ltd.	146,700	5,031,810
Morgan Stanley	1,416,100	43,615,880
Northern Trust Corp.	68,200	4,218,170
State Street Corp.	605,387	39,755,764
		261,665,564
Commercial Banks - 4.4%
Banco Santander SA (Spain) sponsored ADR	1,645,934	14,895,703
BB&T Corp.	900,233	34,028,807
CIT Group, Inc.	66,600	3,242,088
Comerica, Inc.	205,300	9,891,354
Commerce Bancshares, Inc.	31,605	1,411,479
Cullen/Frost Bankers, Inc.	17,100	1,276,344
Fifth Third Bancorp	1,668,322	36,194,246
First Republic Bank	236,000	12,264,920
Huntington Bancshares, Inc.	3,183,900	30,342,567
KeyCorp	1,080,500	14,230,185
M&T Bank Corp.	94,000	10,959,460
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	1,750,000	10,185,000
PNC Financial Services Group, Inc.	635,500	51,971,190
Regions Financial Corp.	462,500	4,921,000
SunTrust Banks, Inc.	511,100	19,258,248
U.S. Bancorp	550,800	22,659,912
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.	5,280,186	$ 245,106,234
Zions Bancorporation	61,100	1,906,320
		524,745,057
Consumer Finance - 1.5%
American Express Co.	512,200	46,753,616
Capital One Financial Corp.	904,171	66,393,277
Discover Financial Services	818,860	46,986,187
Nelnet, Inc. Class A	162,277	6,510,553
SLM Corp.	461,200	11,041,128
		177,684,761
Diversified Financial Services - 4.9%
Bank of America Corp.	10,398,220	171,882,577
Berkshire Hathaway, Inc. Class B (a)	402,060	46,550,507
Citigroup, Inc.	2,657,019	129,210,834
JPMorgan Chase & Co.	4,208,875	239,148,278
		586,792,196
Insurance - 4.8%
ACE Ltd.	295,386	28,909,428
AFLAC, Inc.	385,200	24,683,616
Alleghany Corp. (a)	5,600	2,158,800
Allstate Corp.	795,817	43,181,030
American Financial Group, Inc.	247,700	14,158,532
American International Group, Inc.	1,017,400	50,635,998
Arch Capital Group Ltd. (a)	44,200	2,480,504
Assurant, Inc.	329,400	21,618,522
Assured Guaranty Ltd.	27,100	665,305
Axis Capital Holdings Ltd.	240,700	10,583,579
Cincinnati Financial Corp.	45,900	2,151,792
Everest Re Group Ltd.	92,300	13,774,852
Genworth Financial, Inc. Class A (a)	613,200	9,529,128
Hanover Insurance Group, Inc.	130,400	7,672,736
Hartford Financial Services Group, Inc.	939,900	33,075,081
HCC Insurance Holdings, Inc.	44,800	1,966,720
Lincoln National Corp.	701,193	35,150,805
Loews Corp.	294,700	12,813,556
MetLife, Inc.	502,836	25,478,700
Montpelier Re Holdings Ltd.	187,300	5,339,923
Old Republic International Corp.	86,100	1,339,716
PartnerRe Ltd.	167,700	16,582,176
Principal Financial Group, Inc.	97,500	4,421,625
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Progressive Corp.	364,400	$ 8,924,156
Prudential Financial, Inc.	833,500	70,497,430
Reinsurance Group of America, Inc.	28,000	2,155,720
RenaissanceRe Holdings Ltd.	38,200	3,648,482
The Chubb Corp.	397,900	34,808,292
The Travelers Companies, Inc.	699,024	58,606,172
Torchmark Corp.	79,000	6,123,290
Tower Group International Ltd.	199,861	551,616
Unum Group	453,800	15,783,164
Validus Holdings Ltd.	216,249	7,960,126
		577,430,572
Real Estate Investment Trusts - 0.6%
American Capital Agency Corp.	287,577	6,410,091
American Homes 4 Rent Class A	368,457	6,035,326
American Tower Corp.	256,600	20,905,202
Equity Residential (SBI)	160,148	9,363,854
Extra Space Storage, Inc.	248,300	12,191,530
Simon Property Group, Inc.	52,900	8,532,241
SL Green Realty Corp.	109,300	10,856,769
		74,295,013
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	146,100	2,334,678
People's United Financial, Inc.	106,400	1,507,688
		3,842,366
TOTAL FINANCIALS		2,206,455,529
HEALTH CARE - 8.8%
Biotechnology - 0.9%
Amgen, Inc.	675,157	83,732,971
Myriad Genetics, Inc. (a)	119,130	4,313,697
United Therapeutics Corp. (a)	169,600	17,200,832
		105,247,500
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	381,200	15,164,136
Baxter International, Inc.	494,100	34,339,950
Becton, Dickinson & Co.	64,300	7,408,646
CareFusion Corp. (a)	56,600	2,293,998
Covidien PLC	724,509	52,128,423
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.	730,300	$ 43,277,578
St. Jude Medical, Inc.	95,200	6,408,864
Zimmer Holdings, Inc.	353,800	33,200,592
		194,222,187
Health Care Providers & Services - 2.7%
Aetna, Inc.	667,800	48,555,738
Cardinal Health, Inc.	112,800	8,068,584
Cigna Corp.	496,367	39,505,850
Community Health Systems, Inc. (a)	334,361	13,879,325
Express Scripts Holding Co. (a)	267,272	20,128,254
Humana, Inc.	190,700	21,446,122
Laboratory Corp. of America Holdings (a)	35,032	3,276,893
LifePoint Hospitals, Inc. (a)	144,200	7,822,850
McKesson Corp.	136,451	24,158,650
Omnicare, Inc.	187,483	11,042,749
Quest Diagnostics, Inc.	188,091	9,968,823
UnitedHealth Group, Inc.	629,100	48,610,557
Universal Health Services, Inc. Class B	349,400	28,049,832
WellPoint, Inc.	453,900	41,118,801
		325,633,028
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.	221,629	27,601,676
Pharmaceuticals - 3.4%
AbbVie, Inc.	706,269	35,956,155
Actavis PLC (a)	62,500	13,801,250
Johnson & Johnson	344,088	31,697,387
Merck & Co., Inc.	1,385,100	78,936,849
Perrigo Co. PLC	84,122	13,833,022
Pfizer, Inc.	6,600,447	211,940,353
Sanofi SA sponsored ADR	374,759	19,427,507
		405,592,523
TOTAL HEALTH CARE		1,058,296,914
INDUSTRIALS - 7.1%
Aerospace & Defense - 2.2%
Engility Holdings, Inc. (a)	35,083	1,464,014
Exelis, Inc.	467,100	9,542,853
General Dynamics Corp.	334,300	36,619,222
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	294,903	$ 27,850,639
L-3 Communications Holdings, Inc.	240,200	27,719,080
Lockheed Martin Corp.	319,039	51,780,030
Northrop Grumman Corp.	336,400	40,714,492
Raytheon Co.	527,341	51,631,957
Rockwell Collins, Inc.	44,700	3,689,538
Triumph Group, Inc.	196,300	12,798,760
		263,810,585
Air Freight & Logistics - 0.1%
FedEx Corp.	89,900	11,986,367
Airlines - 0.4%
Alaska Air Group, Inc.	388,400	33,650,976
Delta Air Lines, Inc.	202,200	6,715,062
SkyWest, Inc.	168,498	2,139,925
Southwest Airlines Co.	234,000	5,250,960
		47,756,923
Building Products - 0.2%
Owens Corning	545,400	24,957,504
Commercial Services & Supplies - 0.3%
Deluxe Corp.	191,700	9,677,016
R.R. Donnelley & Sons Co.	640,600	12,254,678
Republic Services, Inc.	102,800	3,506,508
The Brink's Co.	245,100	7,453,491
Tyco International Ltd.	166,524	7,023,982
		39,915,675
Construction & Engineering - 0.2%
Fluor Corp.	54,000	4,195,260
Quanta Services, Inc. (a)	57,400	2,021,054
Tutor Perini Corp. (a)	185,700	4,577,505
URS Corp.	191,500	8,904,750
		19,698,569
Electrical Equipment - 0.1%
Emerson Electric Co.	215,000	14,030,900
Industrial Conglomerates - 1.1%
General Electric Co.	4,704,300	119,818,521
Siemens AG sponsored ADR	72,928	9,708,905
		129,527,426
Machinery - 1.8%
AGCO Corp.	245,100	12,862,848
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Caterpillar, Inc.	329,200	$ 31,922,524
Crane Co.	22,406	1,600,237
Cummins, Inc.	56,500	8,244,480
Deere & Co.	517,300	44,451,589
Dover Corp.	176,964	16,687,705
Ingersoll-Rand PLC	60,900	3,723,426
Oshkosh Truck Corp.	265,800	15,371,214
PACCAR, Inc.	154,700	10,185,448
Parker Hannifin Corp.	130,147	15,689,221
Pentair Ltd.	172,400	13,931,644
Snap-On, Inc.	19,300	2,164,881
SPX Corp.	196,774	21,188,624
Stanley Black & Decker, Inc.	53,000	4,401,120
Terex Corp.	24,300	1,082,079
Timken Co.	121,900	7,357,884
Trinity Industries, Inc.	11,600	832,996
WABCO Holdings, Inc. (a)	18,600	1,905,570
		213,603,490
Professional Services - 0.0%
Dun & Bradstreet Corp.	12,900	1,279,809
Manpower, Inc.	23,000	1,797,680
		3,077,489
Road & Rail - 0.6%
AMERCO	4,300	1,001,642
CSX Corp.	1,234,300	34,202,453
Norfolk Southern Corp.	254,015	23,346,519
Union Pacific Corp.	68,700	12,392,106
		70,942,720
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	570,900	11,246,730
TAL International Group, Inc.	153,500	6,800,050
		18,046,780
TOTAL INDUSTRIALS		857,354,428
INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 1.4%
Brocade Communications Systems, Inc. (a)	1,492,593	14,284,115
Cisco Systems, Inc.	3,998,985	87,177,873
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Harris Corp.	304,400	$ 22,470,808
Juniper Networks, Inc. (a)	75,300	2,013,522
Motorola Solutions, Inc.	55,600	3,680,720
QUALCOMM, Inc.	539,521	40,620,536
		170,247,574
Computers & Peripherals - 3.3%
Apple, Inc.	261,200	137,453,888
EMC Corp.	1,768,214	46,627,803
Hewlett-Packard Co.	2,971,600	88,791,408
NetApp, Inc.	873,673	35,305,126
SanDisk Corp.	258,500	19,206,550
Seagate Technology	662,095	34,554,738
Western Digital Corp.	479,553	41,716,315
		403,655,828
Electronic Equipment & Components - 1.0%
Arrow Electronics, Inc. (a)	33,200	1,880,116
Avnet, Inc.	71,700	3,121,101
Corning, Inc.	1,569,731	30,248,716
TE Connectivity Ltd.	1,180,480	69,152,518
Tech Data Corp. (a)	166,200	9,573,120
Vishay Intertechnology, Inc.	255,200	3,608,528
		117,584,099
Internet Software & Services - 0.2%
eBay, Inc. (a)	321,000	18,865,170
IAC/InterActiveCorp	131,450	10,191,319
		29,056,489
IT Services - 0.5%
Amdocs Ltd.	363,200	16,155,136
Broadridge Financial Solutions, Inc.	26,200	989,312
Computer Sciences Corp.	48,900	3,090,480
CSG Systems International, Inc.	185,800	5,202,400
Global Payments, Inc.	102,434	7,204,183
The Western Union Co.	182,900	3,059,917
Xerox Corp.	2,222,800	24,428,572
		60,130,000
Semiconductors & Semiconductor Equipment - 1.3%
Avago Technologies Ltd.	563,833	34,788,496
Broadcom Corp. Class A	715,000	21,249,800
Intel Corp.	2,509,000	62,122,840
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Lam Research Corp. (a)	35,600	$ 1,841,588
LSI Corp.	900,906	9,991,048
Marvell Technology Group Ltd.	163,200	2,495,328
NVIDIA Corp.	191,700	3,523,446
ON Semiconductor Corp. (a)	681,083	6,361,315
Texas Instruments, Inc.	283,000	12,723,680
		155,097,541
Software - 2.4%
Adobe Systems, Inc. (a)	247,000	16,946,670
CA Technologies, Inc.	151,000	5,058,500
Citrix Systems, Inc. (a)	694,300	41,692,715
Microsoft Corp.	3,706,895	142,011,147
Oracle Corp.	1,926,200	75,333,682
Symantec Corp.	135,525	2,911,077
		283,953,791
TOTAL INFORMATION TECHNOLOGY		1,219,725,322
MATERIALS - 2.5%
Chemicals - 1.5%
Albemarle Corp.	26,200	1,728,938
Ashland, Inc.	25,600	2,415,872
Cabot Corp.	239,100	12,944,874
Celanese Corp. Class A	52,900	2,824,331
CF Industries Holdings, Inc.	67,700	16,985,930
E.I. du Pont de Nemours & Co.	252,300	16,808,226
Eastman Chemical Co.	382,000	33,398,260
Ecolab, Inc.	243,200	26,204,800
Huntsman Corp.	719,300	17,522,148
LyondellBasell Industries NV Class A	186,000	16,382,880
Potash Corp. of Saskatchewan, Inc.	417,900	13,813,005
Stepan Co.	106,300	6,463,040
The Dow Chemical Co.	308,000	15,002,680
Westlake Chemical Corp.	22,100	2,946,593
		185,441,577
Construction Materials - 0.2%
Eagle Materials, Inc.	171,400	15,151,760
Martin Marietta Materials, Inc.	61,078	7,450,294
		22,602,054
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.4%
Ball Corp.	30,800	$ 1,711,248
Bemis Co., Inc.	34,100	1,339,448
Crown Holdings, Inc. (a)	290,112	13,060,842
MeadWestvaco Corp.	38,300	1,433,569
Owens-Illinois, Inc. (a)	54,500	1,848,640
Rock-Tenn Co. Class A	203,360	22,699,043
Sonoco Products Co.	30,200	1,267,796
		43,360,586
Metals & Mining - 0.2%
Alcoa, Inc.	159,400	1,871,356
Freeport-McMoRan Copper & Gold, Inc.	205,700	6,709,934
Nucor Corp.	38,900	1,954,336
Steel Dynamics, Inc.	428,800	7,478,272
		18,013,898
Paper & Forest Products - 0.2%
Domtar Corp.	85,600	9,482,768
International Paper Co.	221,546	10,831,384
Schweitzer-Mauduit International, Inc.	199,000	9,577,870
		29,892,022
TOTAL MATERIALS		299,310,137
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	1,185,900	37,865,787
UTILITIES - 1.6%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	631,100	31,681,220
Duke Energy Corp.	154,700	10,965,136
Entergy Corp.	245,400	15,661,428
Exelon Corp.	560,250	17,037,203
FirstEnergy Corp.	295,608	9,098,814
NextEra Energy, Inc.	183,500	16,770,065
Northeast Utilities	89,400	3,973,830
		105,187,696
Independent Power Producers & Energy Traders - 0.2%
The AES Corp.	2,136,477	29,162,911
Multi-Utilities - 0.5%
Alliant Energy Corp.	36,800	1,996,032
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Ameren Corp.	80,400	$ 3,248,964
DTE Energy Co.	54,100	3,882,216
MDU Resources Group, Inc.	53,300	1,810,068
Public Service Enterprise Group, Inc.	698,300	25,599,678
SCANA Corp.	196,600	9,731,700
Sempra Energy	56,700	5,356,449
Wisconsin Energy Corp.	49,500	2,176,020
		53,801,127
Water Utilities - 0.0%
American Water Works Co., Inc.	48,700	2,183,708
TOTAL UTILITIES		190,335,442
TOTAL COMMON STOCKS (Cost $6,020,372,032)		8,213,415,842
Equity Funds - 26.5%

Large Value Funds - 20.4%
American Beacon Large Cap Value Fund Institutional Class	19,443,688	563,672,505
ASTON/River Road Dividend All Cap Value Fund Class N	15,745,165	210,512,851
Invesco Diversified Dividend Fund - Class A	31,055,062	536,942,026
John Hancock Classic Value Fund Class I	2,304,992	56,310,945
JPMorgan Value Advantage Fund Select Class	39,362,270	1,087,973,152
TOTAL LARGE VALUE FUNDS		2,455,411,479
Mid-Cap Blend Funds - 3.4%
Fidelity Low-Priced Stock Fund (c)	8,124,876	405,350,079
Mid-Cap Value Funds - 2.7%
T. Rowe Price Mid Cap Value Fund	10,458,566	320,450,451
TOTAL EQUITY FUNDS (Cost $2,405,171,866)		3,181,212,009
Money Market Funds - 4.9%
	Shares	Value
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $591,182,498)	591,182,498	$ 591,182,498
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $9,016,726,396)		11,985,810,349
NET OTHER ASSETS (LIABILITIES) - 0.3%		33,647,863
NET ASSETS - 100%		$ 12,019,458,212
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,299 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 120,651,120	$ 5,789,435
3,866 ICE Russell 1000 Value Index Contracts (United States)	March 2014	359,190,060	13,856,662
TOTAL EQUITY INDEX CONTRACTS		$ 479,841,180	$ 19,646,097

The face value of futures purchased as a percentage of net assets is 4%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Low-Priced Stock Fund	$ 353,763,891	$ 17,254,337	$ -	$ 3,085,436	$ 405,350,079
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 816,476,278	$ 808,100,692	$ 8,375,586	$ -
Consumer Staples	536,234,377	536,234,377	-	-
Energy	991,361,628	991,361,628	-	-
Financials	2,206,455,529	2,206,455,529	-	-
Health Care	1,058,296,914	1,058,296,914	-	-
Industrials	857,354,428	857,354,428	-	-
Information Technology	1,219,725,322	1,219,725,322	-	-
Materials	299,310,137	299,310,137	-	-
Telecommunication Services	37,865,787	37,865,787	-	-
Utilities	190,335,442	190,335,442	-	-
Equity Funds	3,181,212,009	3,181,212,009	-	-
Money Market Funds	591,182,498	591,182,498	-	-
Total Investments in Securities:	$ 11,985,810,349	$ 11,977,434,763	$ 8,375,586	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 19,646,097	$ 19,646,097	$ -	$ -
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $9,028,355,211. Net unrealized appreciation aggregated $2,957,455,138, of which $2,993,138,997 related to appreciated investment securities and $35,683,859 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Growth
Multi-Manager Fund

February 28, 2014

1.931558.102

MMG-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
CONSUMER DISCRETIONARY - 21.3%
Auto Components - 0.8%
Delphi Automotive PLC	995	$ 66,237
Johnson Controls, Inc.	3,575	176,605
Lear Corp.	2,360	191,632
The Goodyear Tire & Rubber Co.	660	17,734
TRW Automotive Holdings Corp. (a)	2,710	223,087
		675,295
Automobiles - 1.2%
General Motors Co.	7,528	272,514
Harley-Davidson, Inc.	7,194	475,236
Tesla Motors, Inc. (a)	726	177,732
		925,482
Hotels, Restaurants & Leisure - 4.8%
Dunkin' Brands Group, Inc.	2,606	134,652
Hilton Worldwide Holdings, Inc.	3,180	71,105
Las Vegas Sands Corp.	16,591	1,414,383
McDonald's Corp.	5,008	476,511
MGM Mirage, Inc. (a)	4,500	123,975
Panera Bread Co. Class A (a)	671	121,666
Starbucks Corp.	2,029	143,978
Starwood Hotels & Resorts Worldwide, Inc.	2,676	220,663
Wyndham Worldwide Corp.	1,570	114,422
Wynn Resorts Ltd.	4,368	1,059,196
		3,880,551
Household Durables - 0.9%
Harman International Industries, Inc.	5,766	603,873
Mohawk Industries, Inc. (a)	868	122,848
		726,721
Internet & Catalog Retail - 2.3%
Amazon.com, Inc. (a)	1,640	593,844
ASOS PLC (a)	268	31,235
Expedia, Inc.	1,230	96,592
Groupon, Inc. Class A (a)	11,261	93,579
priceline.com, Inc. (a)	725	977,909
TripAdvisor, Inc. (a)	318	31,876
zulily, Inc.	751	51,361
		1,876,396
Media - 4.7%
Aimia, Inc.	2,960	49,855
CBS Corp. Class B	14,856	996,540
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Cinemark Holdings, Inc.	2,500	$ 73,550
Comcast Corp. Class A	22,138	1,144,313
DIRECTV (a)	1,641	127,342
Omnicom Group, Inc.	3,190	241,419
Time Warner Cable, Inc.	1,502	210,806
Twenty-First Century Fox, Inc. Class A	14,022	470,298
Viacom, Inc. Class B (non-vtg.)	5,650	495,675
		3,809,798
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	2,191	120,001
Macy's, Inc.	3,551	205,461
		325,462
Specialty Retail - 4.6%
AutoZone, Inc. (a)	932	501,826
Bed Bath & Beyond, Inc. (a)	1,260	85,453
Best Buy Co., Inc.	2,400	63,912
Foot Locker, Inc.	2,400	100,104
GameStop Corp. Class A	1,600	59,696
Home Depot, Inc.	19,369	1,588,839
L Brands, Inc.	3,179	179,073
Lowe's Companies, Inc.	2,900	145,087
O'Reilly Automotive, Inc. (a)	1,450	218,733
PetSmart, Inc.	1,498	100,456
Ross Stores, Inc.	455	33,124
TJX Companies, Inc.	10,110	621,361
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	443	39,733
		3,737,397
Textiles, Apparel & Luxury Goods - 1.6%
Carter's, Inc.	1,678	126,404
Hanesbrands, Inc.	3,644	267,032
Michael Kors Holdings Ltd. (a)	1,647	161,455
Moncler SpA	2,427	44,454
NIKE, Inc. Class B	6,913	541,288
Under Armour, Inc. Class A (sub. vtg.) (a)	1,425	161,239
		1,301,872
TOTAL CONSUMER DISCRETIONARY		17,258,974
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 6.7%
Beverages - 1.7%
Anheuser-Busch InBev SA NV ADR	5,735	$ 599,938
Coca-Cola Enterprises, Inc.	1,500	70,620
Monster Beverage Corp. (a)	865	64,010
PepsiCo, Inc.	6,629	530,784
The Coca-Cola Co.	2,240	85,568
		1,350,920
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	10,516	769,140
Kroger Co.	8,645	362,571
Rite Aid Corp. (a)	14,530	95,753
Walgreen Co.	2,100	142,695
		1,370,159
Food Products - 1.6%
Archer Daniels Midland Co.	6,870	278,922
General Mills, Inc.	2,890	144,587
Green Mountain Coffee Roasters, Inc.	638	70,040
Kellogg Co.	2,220	134,732
Kraft Foods Group, Inc.	1,823	100,757
McCormick & Co., Inc. (non-vtg.)	1,587	105,377
Mead Johnson Nutrition Co. Class A	1,782	145,322
Mondelez International, Inc.	5,450	185,464
Tyson Foods, Inc. Class A	3,738	147,464
		1,312,665
Household Products - 0.2%
Colgate-Palmolive Co.	1,706	107,188
Energizer Holdings, Inc.	682	66,386
		173,574
Tobacco - 1.5%
Lorillard, Inc.	2,717	133,296
Philip Morris International, Inc.	13,902	1,124,811
		1,258,107
TOTAL CONSUMER STAPLES		5,465,425
ENERGY - 3.6%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	2,800	177,184
Cameron International Corp. (a)	4,644	297,495
Halliburton Co.	3,625	206,625
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc.	5,352	$ 412,318
Oceaneering International, Inc.	770	55,117
Schlumberger Ltd.	6,616	615,288
		1,764,027
Oil, Gas & Consumable Fuels - 1.4%
Apache Corp.	2,600	206,154
Cabot Oil & Gas Corp.	3,304	115,640
Denbury Resources, Inc.	12,720	208,099
Exxon Mobil Corp.	292	28,111
Marathon Petroleum Corp.	2,447	205,548
Occidental Petroleum Corp.	2,840	274,117
Range Resources Corp.	606	52,146
Valero Energy Corp.	1,760	84,445
		1,174,260
TOTAL ENERGY		2,938,287
FINANCIALS - 4.1%
Capital Markets - 0.2%
Goldman Sachs Group, Inc.	1,168	194,414
Commercial Banks - 0.2%
Regions Financial Corp.	13,800	146,832
Consumer Finance - 0.9%
Capital One Financial Corp.	4,870	357,604
Discover Financial Services	6,542	375,380
		732,984
Diversified Financial Services - 1.0%
Bank of America Corp.	4,760	78,683
CME Group, Inc.	630	46,507
JPMorgan Chase & Co.	10,230	581,269
MSCI, Inc. Class A (a)	3,116	136,200
		842,659
Insurance - 0.9%
Allstate Corp.	3,795	205,917
Arch Capital Group Ltd. (a)	1,974	110,781
Everest Re Group Ltd.	1,554	231,919
MetLife, Inc.	1,170	59,284
Progressive Corp.	4,589	112,385
		720,286
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.9%
American Tower Corp.	7,281	$ 593,183
Public Storage	545	92,105
		685,288
TOTAL FINANCIALS		3,322,463
HEALTH CARE - 15.6%
Biotechnology - 6.9%
Alnylam Pharmaceuticals, Inc. (a)	203	16,492
Amgen, Inc.	5,618	696,744
Biogen Idec, Inc. (a)	3,583	1,220,656
Celgene Corp. (a)	6,396	1,028,157
Gilead Sciences, Inc. (a)	31,188	2,582,055
Intercept Pharmaceuticals, Inc. (a)	22	9,031
Ironwood Pharmaceuticals, Inc. Class A (a)	2,481	35,999
Pharmacyclics, Inc. (a)	98	13,589
Seattle Genetics, Inc. (a)	301	15,830
		5,618,553
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	3,090	214,755
Intuitive Surgical, Inc. (a)	410	182,380
Medtronic, Inc.	4,660	276,152
St. Jude Medical, Inc.	1,000	67,320
The Cooper Companies, Inc.	1,574	201,803
		942,410
Health Care Providers & Services - 2.5%
Aetna, Inc.	2,044	148,619
Cardinal Health, Inc.	3,180	227,465
Cigna Corp.	1,674	133,234
Express Scripts Holding Co. (a)	5,990	451,107
HCA Holdings, Inc. (a)	8,630	441,856
McKesson Corp.	2,819	499,104
Qualicorp SA (a)	4,304	38,988
WellPoint, Inc.	982	88,959
		2,029,332
Health Care Technology - 0.3%
athenahealth, Inc. (a)	1,180	228,767
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	4,550	259,032
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Illumina, Inc. (a)	2,367	$ 405,917
Thermo Fisher Scientific, Inc.	2,162	269,255
		934,204
Pharmaceuticals - 3.5%
AbbVie, Inc.	1,800	91,638
Actavis PLC (a)	1,730	382,019
Bristol-Myers Squibb Co.	9,227	496,136
Endo Health Solutions, Inc. (a)	3,664	292,460
Johnson & Johnson	7,661	705,731
Merck & Co., Inc.	5,870	334,531
Pfizer, Inc.	5,026	161,385
Shire PLC sponsored ADR	2,036	336,245
Zoetis, Inc. Class A	1,782	55,278
		2,855,423
TOTAL HEALTH CARE		12,608,689
INDUSTRIALS - 11.9%
Aerospace & Defense - 4.1%
Honeywell International, Inc.	3,430	323,929
L-3 Communications Holdings, Inc.	1,105	127,517
Lockheed Martin Corp.	1,250	202,875
Northrop Grumman Corp.	1,875	226,931
Precision Castparts Corp.	2,463	635,158
Spirit AeroSystems Holdings, Inc. Class A (a)	2,840	81,877
The Boeing Co.	7,611	981,210
TransDigm Group, Inc.	310	55,223
Triumph Group, Inc.	1,120	73,024
United Technologies Corp.	5,001	585,217
		3,292,961
Air Freight & Logistics - 0.9%
FedEx Corp.	1,840	245,327
United Parcel Service, Inc. Class B	5,321	509,592
		754,919
Airlines - 0.3%
Delta Air Lines, Inc.	7,725	256,547
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.3%
Edenred SA	4,660	$ 149,870
Stericycle, Inc. (a)	418	47,652
		197,522
Electrical Equipment - 0.2%
Eaton Corp. PLC	1,107	82,704
Roper Industries, Inc.	556	75,405
SolarCity Corp. (a)	345	29,311
		187,420
Industrial Conglomerates - 0.4%
3M Co.	900	121,257
Danaher Corp.	2,751	210,424
		331,681
Machinery - 2.6%
Caterpillar, Inc.	4,252	412,316
Colfax Corp. (a)	876	62,310
Cummins, Inc.	1,897	276,810
Flowserve Corp.	4,240	344,330
Kennametal, Inc.	1,630	71,296
Pall Corp.	3,509	301,774
Pentair Ltd.	7,178	580,054
Trinity Industries, Inc.	700	50,267
		2,099,157
Professional Services - 0.8%
Equifax, Inc.	959	67,188
IHS, Inc. Class A (a)	1,059	126,953
Intertek Group PLC	2,434	119,871
Towers Watson & Co.	1,600	174,560
Verisk Analytics, Inc. (a)	1,965	125,200
		613,772
Road & Rail - 2.3%
Canadian Pacific Railway Ltd.	4,473	701,873
Kansas City Southern	2,652	249,076
Union Pacific Corp.	5,037	908,574
		1,859,523
TOTAL INDUSTRIALS		9,593,502
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 26.0%
Communications Equipment - 1.8%
Cisco Systems, Inc.	8,730	$ 190,314
Juniper Networks, Inc. (a)	4,400	117,656
Motorola Solutions, Inc.	2,524	167,089
QUALCOMM, Inc.	13,252	997,743
		1,472,802
Computers & Peripherals - 4.1%
3D Systems Corp. (a)	623	47,323
Apple, Inc.	5,001	2,631,726
NCR Corp. (a)	5,270	179,444
SanDisk Corp.	1,940	144,142
Stratasys Ltd. (a)	202	25,680
Western Digital Corp.	3,630	315,774
		3,344,089
Electronic Equipment & Components - 0.1%
Corning, Inc.	4,435	85,462
Internet Software & Services - 7.4%
Akamai Technologies, Inc. (a)	2,797	170,981
Dropbox, Inc. (a)(c)	1,585	30,275
eBay, Inc. (a)	7,290	428,433
Facebook, Inc. Class A (a)	18,236	1,248,437
Google, Inc. Class A (a)	2,498	3,036,687
IAC/InterActiveCorp	2,450	189,949
LinkedIn Corp. (a)	1,969	401,755
MercadoLibre, Inc.	347	36,150
Qihoo 360 Technology Co. Ltd. ADR (a)	1,086	119,047
SINA Corp. (a)	144	9,840
Twitter, Inc.	1,742	95,653
Yandex NV (a)	3,615	135,563
Youku Tudou, Inc. ADR (a)	2,474	82,112
		5,984,882
IT Services - 6.0%
Accenture PLC Class A	2,061	171,784
Alliance Data Systems Corp. (a)	1,055	300,791
Cognizant Technology Solutions Corp. Class A (a)	4,520	470,351
Fidelity National Information Services, Inc.	3,868	215,099
Fiserv, Inc. (a)	3,006	174,498
FleetCor Technologies, Inc. (a)	2,935	381,345
Gartner, Inc. Class A (a)	2,083	144,893
IBM Corp.	618	114,435
MasterCard, Inc. Class A	17,820	1,384,970
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Vantiv, Inc. (a)	2,250	$ 71,618
Visa, Inc. Class A	6,125	1,383,883
		4,813,667
Semiconductors & Semiconductor Equipment - 2.0%
Applied Materials, Inc.	28,417	538,786
Avago Technologies Ltd.	1,900	117,230
Broadcom Corp. Class A	2,580	76,678
KLA-Tencor Corp.	975	63,521
Lam Research Corp. (a)	3,190	165,019
Linear Technology Corp.	2,029	95,038
Microchip Technology, Inc.	700	31,885
Skyworks Solutions, Inc. (a)	2,500	88,650
Xilinx, Inc.	8,418	439,420
		1,616,227
Software - 4.6%
Activision Blizzard, Inc.	8,440	163,314
Adobe Systems, Inc. (a)	6,400	439,104
Aspen Technology, Inc. (a)	2,980	139,911
CommVault Systems, Inc. (a)	990	68,191
FireEye, Inc.	645	55,238
Microsoft Corp.	21,160	810,640
NetSuite, Inc. (a)	457	52,596
Oracle Corp.	26,707	1,044,511
Parametric Technology Corp. (a)	1,530	60,144
ServiceNow, Inc. (a)	966	65,746
SolarWinds, Inc. (a)	4,810	222,126
Solera Holdings, Inc.	2,603	178,097
Splunk, Inc. (a)	796	73,829
Symantec Corp.	4,753	102,094
Synopsys, Inc. (a)	3,192	128,957
Tableau Software, Inc.	140	13,208
Workday, Inc. Class A (a)	649	71,338
Zynga, Inc. (a)	7,331	37,095
		3,726,139
TOTAL INFORMATION TECHNOLOGY		21,043,268
MATERIALS - 3.3%
Chemicals - 2.8%
Ashland, Inc.	4,450	419,947
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
CF Industries Holdings, Inc.	662	$ 166,096
LyondellBasell Industries NV Class A	3,994	351,792
Monsanto Co.	3,721	409,384
PPG Industries, Inc.	4,034	798,006
The Dow Chemical Co.	2,570	125,185
		2,270,410
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	489	59,648
Containers & Packaging - 0.2%
Packaging Corp. of America	1,690	123,184
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	6,040	197,025
TOTAL MATERIALS		2,650,267
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.8%
Frontier Communications Corp.	18,993	92,686
Verizon Communications, Inc.	11,803	561,587
		654,273
Wireless Telecommunication Services - 0.5%
Crown Castle International Corp.	5,035	382,157
TOTAL TELECOMMUNICATION SERVICES		1,036,430
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
The AES Corp.	5,215	71,185
TOTAL COMMON STOCKS (Cost $53,426,749)		75,988,490
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Internet & Catalog Retail - 0.0%
Flipkart Series D (c)	365	8,647
Nonconvertible Preferred Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Palantir Technologies, Inc.:
Series G (a)(c)	1,489	$ 6,656
Series H (c)	655	2,928
Series H1 (c)	655	2,928
		12,512
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $17,530)		21,159
Equity Funds - 0.1%

Large Growth Funds - 0.1%
iShares Russell 1000 Growth Index ETF (Cost $37,553)	653	57,288
Money Market Funds - 5.9%

Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $4,745,723)	4,745,723	4,745,723
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $58,227,555)		80,812,660
NET OTHER ASSETS (LIABILITIES) - 0.1%		90,700
NET ASSETS - 100%		$ 80,903,360
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
43 ICE Russell 1000 Growth Index Contracts (United States)	March 2014	$ 3,783,140	$ 213,273

The face value of futures purchased as a percentage of net assets is 4.7%
Security Type Abbreviations
ETF	-	Exhange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $51,434 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Dropbox, Inc.	5/1/12 - 5/25/12	$ 14,349
Flipkart Series D	10/4/13	$ 8,376
Palantir Technologies, Inc. Series G	7/19/12	$ 4,556
Palantir Technologies, Inc. Series H	10/25/13	$ 2,299
Palantir Technologies, Inc. Series H1	10/25/13	$ 2,299
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 17,267,621	$ 17,258,974	$ -	$ 8,647
Consumer Staples	5,465,425	5,465,425	-	-
Energy	2,938,287	2,938,287	-	-
Financials	3,322,463	3,322,463	-	-
Health Care	12,608,689	12,608,689	-	-
Industrials	9,593,502	9,593,502	-	-
Information Technology	21,055,780	21,012,993	-	42,787
Materials	2,650,267	2,650,267	-	-
Telecommunication Services	1,036,430	1,036,430	-	-
Utilities	71,185	71,185	-	-
Equity Funds	57,288	57,288	-	-
Money Market Funds	4,745,723	4,745,723	-	-
Total Investments in Securities:	$ 80,812,660	$ 80,761,226	$ -	$ 51,434
Derivative Instruments:
Assets
Futures Contracts	$ 213,273	$ 213,273	$ -	$ -
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $58,270,286. Net unrealized appreciation aggregated $22,542,374, of which $22,909,200 related to appreciated investment securities and $366,826 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Growth Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc. - not available for
sale to the general public

February 28, 2014

1.907408.103

SGF-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 69.7%
	Shares	Value
CONSUMER DISCRETIONARY - 15.0%
Auto Components - 0.7%
Delphi Automotive PLC	134,814	$ 8,974,568
Johnson Controls, Inc.	391,500	19,340,100
Lear Corp.	260,100	21,120,120
The Goodyear Tire & Rubber Co.	89,810	2,413,195
TRW Automotive Holdings Corp. (a)	374,890	30,860,945
		82,708,928
Automobiles - 0.8%
General Motors Co.	1,034,207	37,438,293
Harley-Davidson, Inc.	592,600	39,147,156
Tesla Motors, Inc. (a)	95,530	23,386,699
		99,972,148
Hotels, Restaurants & Leisure - 3.1%
Dunkin' Brands Group, Inc.	371,343	19,187,293
Hilton Worldwide Holdings, Inc.	261,450	5,846,022
Las Vegas Sands Corp.	1,426,550	121,613,388
McDonald's Corp.	686,988	65,366,908
MGM Mirage, Inc. (a)	484,100	13,336,955
Panera Bread Co. Class A (a)	86,896	15,755,983
Starbucks Corp.	167,473	11,883,884
Starwood Hotels & Resorts Worldwide, Inc.	220,268	18,163,299
Wyndham Worldwide Corp.	169,300	12,338,584
Wynn Resorts Ltd.	391,258	94,876,152
		378,368,468
Household Durables - 0.5%
Harman International Industries, Inc.	473,900	49,631,547
Mohawk Industries, Inc. (a)	94,022	13,306,934
		62,938,481
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	138,707	50,225,805
ASOS PLC (a)	35,228	4,105,777
Expedia, Inc.	170,610	13,398,003
Groupon, Inc. Class A (a)	1,431,166	11,892,989
priceline.com, Inc. (a)	73,364	98,956,298
TripAdvisor, Inc. (a)	42,208	4,230,930
zulily, Inc.	107,041	7,320,534
		190,130,336
Media - 3.4%
Aimia, Inc.	376,196	6,336,183
CBS Corp. Class B	1,322,300	88,699,884
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Cinemark Holdings, Inc.	340,292	$ 10,011,391
Comcast Corp. Class A	2,294,040	118,578,928
DIRECTV (a)	178,000	13,812,800
Legend Pictures LLC (a)(c)(d)	2,783	5,017,749
Omnicom Group, Inc.	442,420	33,482,346
Time Warner Cable, Inc.	202,870	28,472,805
Twenty-First Century Fox, Inc. Class A	1,321,500	44,323,110
Viacom, Inc. Class B (non-vtg.)	732,320	64,246,434
		412,981,630
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	278,388	15,247,311
Macy's, Inc.	445,521	25,777,845
		41,025,156
Specialty Retail - 3.4%
AutoZone, Inc. (a)	91,714	49,382,486
Bed Bath & Beyond, Inc. (a)	170,386	11,555,579
Best Buy Co., Inc.	332,070	8,843,024
Foot Locker, Inc.	252,900	10,548,459
GameStop Corp. Class A	172,100	6,421,051
Home Depot, Inc.	2,043,430	167,622,563
L Brands, Inc.	261,950	14,755,644
Lowe's Companies, Inc.	307,900	15,404,237
O'Reilly Automotive, Inc. (a)	119,400	18,011,490
PetSmart, Inc.	202,289	13,565,500
Ross Stores, Inc.	58,773	4,278,674
TJX Companies, Inc.	1,316,730	80,926,226
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	58,628	5,258,345
		406,573,278
Textiles, Apparel & Luxury Goods - 1.1%
Carter's, Inc.	217,630	16,394,068
Hanesbrands, Inc.	418,810	30,690,397
Michael Kors Holdings Ltd. (a)	221,564	21,719,919
Moncler SpA	321,717	5,892,755
NIKE, Inc. Class B	599,620	46,950,246
Under Armour, Inc. Class A (sub. vtg.) (a)	117,650	13,312,098
		134,959,483
TOTAL CONSUMER DISCRETIONARY		1,809,657,908
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 5.5%
Beverages - 1.3%
Anheuser-Busch InBev SA NV ADR	472,450	$ 49,422,995
Coca-Cola Enterprises, Inc.	202,530	9,535,112
Monster Beverage Corp. (a)	113,327	8,386,198
PepsiCo, Inc.	916,672	73,397,927
The Coca-Cola Co.	303,873	11,607,949
		152,350,181
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	1,340,634	98,053,971
Kroger Co.	1,031,871	43,276,670
Rite Aid Corp. (a)	1,966,445	12,958,873
Walgreen Co.	225,800	15,343,110
		169,632,624
Food Products - 1.4%
Archer Daniels Midland Co.	794,720	32,265,632
General Mills, Inc.	392,575	19,640,527
Green Mountain Coffee Roasters, Inc.	84,438	9,269,604
Kellogg Co.	307,840	18,682,810
Kraft Foods Group, Inc.	252,853	13,975,185
McCormick & Co., Inc. (non-vtg.)	197,287	13,099,857
Mead Johnson Nutrition Co. Class A	236,211	19,263,007
Mondelez International, Inc.	755,540	25,711,026
Tyson Foods, Inc. Class A	506,261	19,971,996
		171,879,644
Household Products - 0.2%
Colgate-Palmolive Co.	230,836	14,503,426
Energizer Holdings, Inc.	69,200	6,735,928
		21,239,354
Tobacco - 1.2%
Lorillard, Inc.	367,717	18,040,196
Philip Morris International, Inc.	1,607,764	130,084,185
		148,124,381
TOTAL CONSUMER STAPLES		663,226,184
ENERGY - 2.8%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	295,000	18,667,600
Cameron International Corp. (a)	638,598	40,908,588
Halliburton Co.	390,900	22,281,300
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc.	441,098	$ 33,982,190
Oceaneering International, Inc.	80,800	5,783,664
Schlumberger Ltd.	602,234	56,007,762
		177,631,104
Oil, Gas & Consumable Fuels - 1.3%
Apache Corp.	360,830	28,610,211
Cabot Oil & Gas Corp.	447,542	15,663,970
Denbury Resources, Inc.	1,762,530	28,834,991
Exxon Mobil Corp.	39,617	3,813,929
Marathon Petroleum Corp.	299,489	25,157,076
Occidental Petroleum Corp.	393,880	38,017,298
Range Resources Corp.	80,265	6,906,803
Valero Energy Corp.	186,100	8,929,078
		155,933,356
TOTAL ENERGY		333,564,460
FINANCIALS - 3.3%
Capital Markets - 0.2%
Goldman Sachs Group, Inc.	135,721	22,590,760
Commercial Banks - 0.1%
Regions Financial Corp.	1,495,900	15,916,376
Consumer Finance - 0.8%
Capital One Financial Corp.	674,670	49,541,018
Discover Financial Services	765,868	43,945,506
		93,486,524
Diversified Financial Services - 0.9%
Bank of America Corp.	644,000	10,645,320
CME Group, Inc.	86,920	6,416,434
JPMorgan Chase & Co.	1,329,880	75,563,782
MSCI, Inc. Class A (a)	395,977	17,308,155
		109,933,691
Insurance - 0.7%
Allstate Corp.	412,000	22,355,120
Arch Capital Group Ltd. (a)	245,571	13,781,445
Everest Re Group Ltd.	183,387	27,368,676
MetLife, Inc.	151,460	7,674,478
Progressive Corp.	595,929	14,594,301
		85,774,020
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.6%
American Tower Corp.	664,843	$ 54,164,759
Public Storage	74,629	12,612,301
		66,777,060
TOTAL FINANCIALS		394,478,431
HEALTH CARE - 11.4%
Biotechnology - 4.7%
Alnylam Pharmaceuticals, Inc. (a)	26,480	2,151,235
Amgen, Inc.	536,800	66,573,936
Biogen Idec, Inc. (a)	314,364	107,097,528
Celgene Corp. (a)	636,881	102,378,621
Gilead Sciences, Inc. (a)	3,300,952	273,285,816
Intercept Pharmaceuticals, Inc. (a)	2,951	1,211,386
Ironwood Pharmaceuticals, Inc. Class A (a)	315,262	4,574,452
Pharmacyclics, Inc. (a)	13,000	1,802,580
Seattle Genetics, Inc. (a)	39,839	2,095,133
		561,170,687
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	428,800	29,801,600
Intuitive Surgical, Inc. (a)	54,375	24,187,631
Medtronic, Inc.	645,790	38,269,515
St. Jude Medical, Inc.	105,400	7,095,528
The Cooper Companies, Inc.	189,553	24,302,590
		123,656,864
Health Care Providers & Services - 1.9%
Aetna, Inc.	222,500	16,177,975
Cardinal Health, Inc.	365,686	26,157,520
Cigna Corp.	177,800	14,151,102
Express Scripts Holding Co. (a)	829,963	62,504,514
HCA Holdings, Inc. (a)	711,250	36,416,000
McKesson Corp.	331,639	58,716,685
Qualicorp SA (a)	546,957	4,954,629
WellPoint, Inc.	132,331	11,987,865
		231,066,290
Health Care Technology - 0.2%
athenahealth, Inc. (a)	149,945	29,069,837
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	631,050	35,925,677
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Illumina, Inc. (a)	300,866	$ 51,595,510
Thermo Fisher Scientific, Inc.	254,589	31,706,514
		119,227,701
Pharmaceuticals - 2.6%
AbbVie, Inc.	192,700	9,810,357
Actavis PLC (a)	187,550	41,414,791
Bristol-Myers Squibb Co.	952,468	51,214,204
Endo Health Solutions, Inc. (a)	488,730	39,010,429
Johnson & Johnson	722,749	66,579,638
Merck & Co., Inc.	815,100	46,452,549
Pfizer, Inc.	697,672	22,402,248
Shire PLC sponsored ADR	168,650	27,852,548
Zoetis, Inc. Class A	246,897	7,658,745
		312,395,509
TOTAL HEALTH CARE		1,376,586,888
INDUSTRIALS - 8.4%
Aerospace & Defense - 3.0%
Honeywell International, Inc.	475,450	44,901,498
L-3 Communications Holdings, Inc.	118,800	13,709,520
Lockheed Martin Corp.	168,394	27,330,346
Northrop Grumman Corp.	211,800	25,634,154
Precision Castparts Corp.	203,441	52,463,365
Spirit AeroSystems Holdings, Inc. Class A (a)	384,361	11,081,128
The Boeing Co.	698,950	90,108,634
TransDigm Group, Inc.	41,118	7,324,761
Triumph Group, Inc.	155,110	10,113,172
United Technologies Corp.	690,049	80,749,534
		363,416,112
Air Freight & Logistics - 0.9%
FedEx Corp.	254,970	33,995,150
United Parcel Service, Inc. Class B	732,708	70,171,445
		104,166,595
Airlines - 0.2%
Delta Air Lines, Inc.	838,000	27,829,980
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.2%
Edenred SA	592,212	$ 19,046,124
Stericycle, Inc. (a)	54,627	6,227,478
		25,273,602
Electrical Equipment - 0.2%
Eaton Corp. PLC	142,991	10,682,858
Roper Industries, Inc.	75,255	10,206,083
SolarCity Corp. (a)	45,698	3,882,502
		24,771,443
Industrial Conglomerates - 0.3%
3M Co.	97,900	13,190,067
Danaher Corp.	226,949	17,359,329
		30,549,396
Machinery - 1.7%
Caterpillar, Inc.	470,120	45,587,536
Colfax Corp. (a)	114,651	8,155,126
Cummins, Inc.	260,160	37,962,547
Flowserve Corp.	349,450	28,378,835
Kennametal, Inc.	225,523	9,864,376
Pall Corp.	288,850	24,841,100
Pentair Ltd.	591,400	47,791,034
Trinity Industries, Inc.	74,000	5,313,940
		207,894,494
Professional Services - 0.6%
Equifax, Inc.	106,731	7,477,574
IHS, Inc. Class A (a)	137,472	16,480,143
Intertek Group PLC	318,987	15,709,636
Towers Watson & Co.	168,100	18,339,710
Verisk Analytics, Inc. (a)	258,756	16,486,639
		74,493,702
Road & Rail - 1.3%
Canadian Pacific Railway Ltd.	368,700	57,853,901
Kansas City Southern	219,150	20,582,568
Union Pacific Corp.	458,954	82,786,123
		161,222,592
TOTAL INDUSTRIALS		1,019,617,916
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 1.6%
Cisco Systems, Inc.	1,209,500	$ 26,367,100
Juniper Networks, Inc. (a)	470,500	12,581,170
Motorola Solutions, Inc.	320,807	21,237,423
QUALCOMM, Inc.	1,714,282	129,068,292
		189,253,985
Computers & Peripherals - 3.2%
3D Systems Corp. (a)	79,143	6,011,702
Apple, Inc.	581,230	305,866,475
NCR Corp. (a)	731,580	24,910,299
SanDisk Corp.	208,900	15,521,270
Stratasys Ltd. (a)	26,426	3,359,537
Western Digital Corp.	425,386	37,004,328
		392,673,611
Electronic Equipment & Components - 0.1%
Corning, Inc.	476,000	9,172,520
Internet Software & Services - 5.7%
Akamai Technologies, Inc. (a)	355,513	21,732,510
Dropbox, Inc. (a)(d)	314,762	6,012,332
eBay, Inc. (a)	1,011,727	59,459,196
Facebook, Inc. Class A (a)	1,842,930	126,166,988
Google, Inc. Class A (a)	290,050	352,599,283
IAC/InterActiveCorp	339,390	26,312,907
LinkedIn Corp. (a)	197,217	40,240,157
MercadoLibre, Inc.	44,105	4,594,859
Qihoo 360 Technology Co. Ltd. ADR (a)	137,964	15,123,614
SINA Corp. (a)	18,344	1,253,446
Twitter, Inc.	230,781	12,672,185
Yandex NV (a)	459,410	17,227,875
Youku Tudou, Inc. ADR (a)	314,460	10,436,927
		693,832,279
IT Services - 4.1%
Accenture PLC Class A	279,372	23,285,656
Alliance Data Systems Corp. (a)	114,200	32,559,562
Cognizant Technology Solutions Corp. Class A (a)	449,774	46,803,482
Fidelity National Information Services, Inc.	527,114	29,312,810
Fiserv, Inc. (a)	323,300	18,767,565
FleetCor Technologies, Inc. (a)	374,367	48,641,504
Gartner, Inc. Class A (a)	264,665	18,410,097
IBM Corp.	83,253	15,415,958
MasterCard, Inc. Class A	1,533,800	119,206,936
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Vantiv, Inc. (a)	305,388	$ 9,720,500
Visa, Inc. Class A	580,418	131,139,643
		493,263,713
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	2,340,950	44,384,412
Avago Technologies Ltd.	259,000	15,980,300
Broadcom Corp. Class A	358,520	10,655,214
KLA-Tencor Corp.	103,600	6,749,540
Lam Research Corp. (a)	343,200	17,753,736
Linear Technology Corp.	275,001	12,881,047
Microchip Technology, Inc.	95,288	4,340,368
Skyworks Solutions, Inc. (a)	263,300	9,336,618
Xilinx, Inc.	693,950	36,224,190
		158,305,425
Software - 3.8%
Activision Blizzard, Inc.	1,180,490	22,842,482
Adobe Systems, Inc. (a)	527,150	36,167,762
Aspen Technology, Inc. (a)	412,858	19,383,683
CommVault Systems, Inc. (a)	133,317	9,182,875
FireEye, Inc.	85,315	7,306,377
Microsoft Corp.	2,462,506	94,338,605
NetSuite, Inc. (a)	60,528	6,966,168
Oracle Corp.	3,441,413	134,593,662
Parametric Technology Corp. (a)	206,650	8,123,412
ServiceNow, Inc. (a)	126,598	8,616,260
SolarWinds, Inc. (a)	666,990	30,801,598
Solera Holdings, Inc.	330,838	22,635,936
Splunk, Inc. (a)	104,274	9,671,414
Symantec Corp.	643,682	13,826,289
Synopsys, Inc. (a)	346,600	14,002,640
Tableau Software, Inc.	18,594	1,754,158
Workday, Inc. Class A (a)	82,469	9,064,992
Zynga, Inc. (a)	931,616	4,713,977
		453,992,290
TOTAL INFORMATION TECHNOLOGY		2,390,493,823
Common Stocks - continued
	Shares	Value
MATERIALS - 2.5%
Chemicals - 2.1%
Ashland, Inc.	616,710	$ 58,198,923
CF Industries Holdings, Inc.	73,000	18,315,700
LyondellBasell Industries NV Class A	480,598	42,331,072
Monsanto Co.	336,471	37,018,539
PPG Industries, Inc.	391,127	77,372,743
The Dow Chemical Co.	347,240	16,914,060
		250,151,037
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	64,112	7,820,382
Containers & Packaging - 0.1%
Packaging Corp. of America	228,765	16,674,681
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	838,460	27,350,565
TOTAL MATERIALS		301,996,665
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.6%
Frontier Communications Corp.	2,572,425	12,553,434
Verizon Communications, Inc.	1,340,548	63,783,274
		76,336,708
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp.	414,200	31,437,780
TOTAL TELECOMMUNICATION SERVICES		107,774,488
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
The AES Corp.	705,594	9,631,358
TOTAL COMMON STOCKS (Cost $5,723,162,993)		8,407,028,121
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Internet & Catalog Retail - 0.0%
Flipkart Series D (d)	52,096	1,234,154
Nonconvertible Preferred Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Palantir Technologies, Inc.:
Series G (a)(d)	296,161	$ 1,323,840
Series H (d)	93,416	417,570
Series H1 (d)	93,416	417,570
		2,158,980
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,757,480)		3,393,134
Equity Funds - 24.4%

Large Growth Funds - 24.4%
ASTON/Montag & Caldwell Growth Fund Class N	30,457,153	861,023,691
Columbia Select Large Cap Growth Fund Class R5	18,764,911	392,561,940
Fidelity Growth Company Fund (e)	6,637,029	841,442,541
iShares Russell 1000 Growth Index ETF	70,748	6,206,722
PRIMECAP Odyssey Growth Fund	4,063,324	102,070,697
Wells Fargo Advantage Premier Large Company Growth Fund Institutional Class (a)	49,038,517	738,029,680
TOTAL EQUITY FUNDS (Cost $2,223,339,870)		2,941,335,271
Money Market Funds - 5.7%

Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $684,835,188)	684,835,188	684,835,188
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $8,634,095,531)		12,036,591,714
NET OTHER ASSETS (LIABILITIES) - 0.2%		22,243,350
NET ASSETS - 100%		$ 12,058,835,064
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
35 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 3,250,800	$ 155,989
6,570 ICE Russell 1000 Growth Index Contracts (United States)	March 2014	578,028,600	30,412,672
TOTAL EQUITY INDEX CONTRACTS		$ 581,279,400	$ 30,568,661

The face value of futures purchased as a percentage of net assets is 4.8%
Security Type Abbreviations
ETF	-	Exchanged-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,423,215 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Dropbox, Inc.	5/1/12 - 5/25/12	$ 2,849,379
Flipkart Series D	10/4/13	$ 1,195,447
Legend Pictures LLC	3/8/12	$ 2,975,389
Palantir Technologies, Inc. Series G	7/19/12	$ 906,253
Palantir Technologies, Inc. Series H	10/25/13	$ 327,890
Palantir Technologies, Inc. Series H1	10/25/13	$ 327,890
(e) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Growth Company Fund	$ 607,457,932	$ 157,918,938	$ 45,000,000	$ 1,349,939	$ 841,442,541
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,810,892,062	$ 1,804,640,159	$ -	$ 6,251,903
Consumer Staples	663,226,184	663,226,184	-	-
Energy	333,564,460	333,564,460	-	-
Financials	394,478,431	394,478,431	-	-
Health Care	1,376,586,888	1,376,586,888	-	-
Industrials	1,019,617,916	1,019,617,916	-	-
Information Technology	2,392,652,803	2,384,481,491	-	8,171,312
Materials	301,996,665	301,996,665	-	-
Telecommunication Services	107,774,488	107,774,488	-	-
Utilities	9,631,358	9,631,358	-	-
Equity Funds	2,941,335,271	2,941,335,271	-	-
Money Market Funds	684,835,188	684,835,188	-	-
Total Investments in Securities:	$ 12,036,591,714	$ 12,022,168,499	$ -	$ 14,423,215
Derivative Instruments:
Assets
Futures Contracts	$ 30,568,661	$ 30,568,661	$ -	$ -
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $8,641,915,167. Net unrealized appreciation aggregated $3,394,676,547, of which $3,442,865,478 related to appreciated investment securities and $48,188,931 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Core
Multi-Manager Fund

Class L
Class N
February 28, 2014

1.9587065.100

MMC-L-MMC-N-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 0.4%
Delphi Automotive PLC	2,645	$ 176,078
Johnson Controls, Inc.	2,200	108,680
TRW Automotive Holdings Corp. (a)	700	57,624
		342,382
Automobiles - 0.5%
General Motors Co.	7,476	270,631
Harley-Davidson, Inc.	1,700	112,302
		382,933
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp. unit	1,000	39,660
Chipotle Mexican Grill, Inc. (a)	210	118,694
Hilton Worldwide Holdings, Inc.	1,800	40,248
Las Vegas Sands Corp.	1,200	102,300
McDonald's Corp.	1,190	113,229
Panera Bread Co. Class A (a)	200	36,264
Royal Caribbean Cruises Ltd.	4,192	221,883
Starbucks Corp.	2,500	177,400
Starwood Hotels & Resorts Worldwide, Inc.	1,300	107,198
Tim Hortons, Inc.	800	43,400
Wyndham Worldwide Corp.	3,754	273,592
Wynn Resorts Ltd.	300	72,747
Yum! Brands, Inc.	507	37,559
		1,384,174
Household Durables - 0.2%
Harman International Industries, Inc.	200	20,946
Lennar Corp. Class A	1,000	43,880
Mohawk Industries, Inc. (a)	877	124,122
Whirlpool Corp.	100	14,463
		203,411
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	1,388	502,595
Expedia, Inc.	1,447	113,633
Netflix, Inc. (a)	300	133,689
priceline.com, Inc. (a)	281	379,024
		1,128,941
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	2,075	114,457
Mattel, Inc.	7,025	262,103
		376,560
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 4.9%
CBS Corp. Class B	4,549	$ 305,147
Comcast Corp.:
Class A	14,156	731,724
Class A (special) (non-vtg.)	2,255	112,513
DIRECTV (a)	2,901	225,118
Discovery Communications, Inc. Class C (non-vtg.) (a)	1,700	131,121
Lamar Advertising Co. Class A (a)	1,174	62,938
Liberty Media Corp. Class A (a)	683	93,680
News Corp. Class A (a)	6,800	124,644
The Walt Disney Co.	6,404	517,507
Time Warner Cable, Inc.	3,960	555,786
Time Warner, Inc.	6,148	412,715
Twenty-First Century Fox, Inc. Class A	9,535	319,804
Viacom, Inc. Class B (non-vtg.)	3,949	346,446
		3,939,143
Multiline Retail - 1.0%
Dollar General Corp. (a)	3,326	199,227
Dollar Tree, Inc. (a)	1,400	76,678
Kohl's Corp.	1,700	95,523
Macy's, Inc.	4,035	233,465
Target Corp.	2,980	186,369
		791,262
Specialty Retail - 2.6%
AutoZone, Inc. (a)	513	276,220
Bed Bath & Beyond, Inc. (a)	1,823	123,636
CarMax, Inc. (a)	3,400	164,662
Gap, Inc.	1,950	85,313
Home Depot, Inc.	8,348	684,786
L Brands, Inc.	1,700	95,761
Lowe's Companies, Inc.	8,843	442,415
Ross Stores, Inc.	1,600	116,480
Tiffany & Co., Inc.	600	55,950
TJX Companies, Inc.	677	41,608
		2,086,831
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	1,600	78,096
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
NIKE, Inc. Class B	2,400	$ 187,920
PVH Corp.	2,105	266,135
		532,151
TOTAL CONSUMER DISCRETIONARY		11,167,788
CONSUMER STAPLES - 7.7%
Beverages - 2.4%
Anheuser-Busch InBev SA NV ADR	3,311	346,364
Coca-Cola Enterprises, Inc.	13,465	633,932
Diageo PLC	759	23,834
Dr. Pepper Snapple Group, Inc.	800	41,688
Monster Beverage Corp. (a)	300	22,200
PepsiCo, Inc.	5,900	472,413
SABMiller PLC	500	24,507
The Coca-Cola Co.	10,220	390,404
		1,955,342
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	1,300	151,840
CVS Caremark Corp.	6,047	442,278
Sysco Corp.	600	21,612
Wal-Mart Stores, Inc.	7,630	569,961
Walgreen Co.	3,530	239,864
Whole Foods Market, Inc.	2,000	108,100
		1,533,655
Food Products - 0.9%
Archer Daniels Midland Co.	2,200	89,320
General Mills, Inc.	3,300	165,099
Kellogg Co.	3,226	195,786
Mondelez International, Inc.	6,551	222,931
Unilever NV (Certificaten Van Aandelen) (Bearer)	147	5,813
		678,949
Household Products - 1.4%
Colgate-Palmolive Co.	600	37,698
Energizer Holdings, Inc.	850	82,739
Henkel AG & Co. KGaA	771	77,996
Procter & Gamble Co.	11,677	918,513
		1,116,946
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.1%
Avon Products, Inc.	6,300	$ 97,461
Tobacco - 1.0%
Altria Group, Inc.	1,200	43,512
British American Tobacco PLC sponsored ADR	800	87,032
Philip Morris International, Inc.	7,923	641,050
		771,594
TOTAL CONSUMER STAPLES		6,153,947
ENERGY - 8.6%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	800	50,624
Cameron International Corp. (a)	1,400	89,684
FMC Technologies, Inc. (a)	400	20,096
Halliburton Co.	425	24,225
National Oilwell Varco, Inc.	2,441	188,055
Schlumberger Ltd.	6,665	619,845
Weatherford International Ltd. (a)	3,393	56,561
		1,049,090
Oil, Gas & Consumable Fuels - 7.3%
Anadarko Petroleum Corp.	9,943	836,803
Antero Resources Corp.	1,254	75,666
Apache Corp.	2,940	233,113
BG Group PLC	2,300	41,923
Cabot Oil & Gas Corp.	300	10,500
Canadian Natural Resources Ltd.	1,300	47,572
Chevron Corp.	7,540	869,588
Cimarex Energy Co.	500	57,855
Concho Resources, Inc. (a)	500	60,565
ConocoPhillips Co.	1,200	79,800
CONSOL Energy, Inc.	800	32,080
Continental Resources, Inc. (a)	125	14,940
EOG Resources, Inc.	855	161,954
EQT Corp.	800	81,832
Exxon Mobil Corp.	13,520	1,301,570
Hess Corp.	1,600	128,048
Imperial Oil Ltd.	600	26,995
Kinder Morgan Holding Co. LLC	959	30,544
Murphy Oil Corp.	300	17,811
Noble Energy, Inc.	2,166	148,934
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	2,380	$ 229,718
Phillips 66 Co.	2,100	157,206
Pioneer Natural Resources Co.	800	160,944
Range Resources Corp.	1,400	120,470
Royal Dutch Shell PLC Class A sponsored ADR	3,575	260,510
Spectra Energy Corp.	2,700	100,656
Suncor Energy, Inc.	1,564	51,597
Talisman Energy, Inc.	5,000	51,477
Tesoro Corp.	5,757	293,665
The Williams Companies, Inc.	917	37,872
Valero Energy Corp.	1,500	71,970
WPX Energy, Inc. (a)	2,566	45,213
		5,839,391
TOTAL ENERGY		6,888,481
FINANCIALS - 14.3%
Capital Markets - 1.5%
Ameriprise Financial, Inc.	900	98,091
BlackRock, Inc. Class A	300	91,452
Charles Schwab Corp.	1,740	46,127
E*TRADE Financial Corp. (a)	2,300	51,681
Goldman Sachs Group, Inc.	678	112,853
Invesco Ltd.	1,200	41,160
LPL Financial	800	42,944
Morgan Stanley	8,176	251,821
Northern Trust Corp.	2,100	129,885
Och-Ziff Capital Management Group LLC Class A	2,500	33,675
State Street Corp.	3,980	261,367
TD Ameritrade Holding Corp.	2,100	70,203
		1,231,259
Commercial Banks - 3.1%
CIT Group, Inc.	2,553	124,280
M&T Bank Corp.	3,033	353,617
PNC Financial Services Group, Inc.	410	33,530
Standard Chartered PLC (United Kingdom)	2,270	48,086
U.S. Bancorp	17,915	737,023
Wells Fargo & Co.	26,223	1,217,272
		2,513,808
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 1.4%
American Express Co.	7,090	$ 647,175
Capital One Financial Corp.	1,700	124,831
Discover Financial Services	5,084	291,720
Santander Consumer U.S.A. Holdings, Inc.	1,600	40,528
		1,104,254
Diversified Financial Services - 4.3%
Bank of America Corp.	41,814	691,185
Berkshire Hathaway, Inc. Class B (a)	2,531	293,039
Citigroup, Inc.	17,126	832,837
CME Group, Inc.	1,428	105,415
IntercontinentalExchange Group, Inc.	535	111,729
JPMorgan Chase & Co.	21,656	1,230,494
McGraw Hill Financial, Inc.	2,034	162,028
		3,426,727
Insurance - 2.3%
ACE Ltd.	1,275	124,784
AIA Group Ltd.	200	978
Allstate Corp.	4,700	255,022
American International Group, Inc.	2,812	139,953
CNA Financial Corp.	600	24,894
Fidelity National Financial, Inc. Class A	1,700	56,202
Lincoln National Corp.	772	38,700
Loews Corp.	1,200	52,176
Marsh & McLennan Companies, Inc.	6,613	318,482
MetLife, Inc.	5,959	301,943
Progressive Corp.	5,100	124,899
Unum Group	3,725	129,556
XL Group PLC Class A	7,831	238,062
		1,805,651
Real Estate Investment Trusts - 1.4%
American Tower Corp.	6,001	488,901
AvalonBay Communities, Inc.	900	116,073
Digital Realty Trust, Inc.	669	36,233
Federal Realty Investment Trust (SBI)	500	55,655
General Growth Properties, Inc.	1,200	26,424
Public Storage	100	16,900
Simon Property Group, Inc.	1,300	209,677
SL Green Realty Corp.	200	19,866
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Vornado Realty Trust	1,200	$ 115,548
Weyerhaeuser Co.	1,800	53,118
		1,138,395
Real Estate Management & Development - 0.3%
Realogy Holdings Corp. (a)	4,401	208,871
TOTAL FINANCIALS		11,428,965
HEALTH CARE - 12.5%
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (a)	600	106,080
Amgen, Inc.	1,696	210,338
Biogen Idec, Inc. (a)	700	238,476
Celgene Corp. (a)	1,257	202,063
Gilead Sciences, Inc. (a)	7,081	586,236
Incyte Corp. (a)	300	19,278
Regeneron Pharmaceuticals, Inc. (a)	100	33,250
Vertex Pharmaceuticals, Inc. (a)	400	32,344
		1,428,065
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	4,400	175,032
Baxter International, Inc.	1,650	114,675
Becton, Dickinson & Co.	1,400	161,308
Boston Scientific Corp. (a)	3,900	51,090
Covidien PLC	3,233	232,614
DENTSPLY International, Inc.	1,500	68,070
Intuitive Surgical, Inc. (a)	357	158,804
St. Jude Medical, Inc.	1,300	87,516
Stryker Corp.	1,758	141,062
		1,190,171
Health Care Providers & Services - 2.0%
Aetna, Inc.	2,280	165,779
Express Scripts Holding Co. (a)	5,463	411,419
HCA Holdings, Inc. (a)	4,241	217,139
Humana, Inc.	500	56,230
McKesson Corp.	1,211	214,408
UnitedHealth Group, Inc.	5,201	401,881
WellPoint, Inc.	1,320	119,579
		1,586,435
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	3,000	$ 170,790
Thermo Fisher Scientific, Inc.	1,665	207,359
		378,149
Pharmaceuticals - 6.7%
AbbVie, Inc.	5,045	256,841
Actavis PLC (a)	2,757	608,801
Allergan, Inc.	1,837	233,299
Bristol-Myers Squibb Co.	2,800	150,556
GlaxoSmithKline PLC sponsored ADR	770	43,074
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	172	1,379
warrants 9/25/17 (a)	550	4,301
Johnson & Johnson	10,648	980,894
Merck & Co., Inc.	13,826	787,944
Mylan, Inc. (a)	1,726	95,914
Novartis AG sponsored ADR	268	22,292
Perrigo Co. PLC	400	65,776
Pfizer, Inc.	45,139	1,449,413
Sanofi SA	130	13,521
Teva Pharmaceutical Industries Ltd. sponsored ADR	712	35,522
Zoetis, Inc. Class A	20,688	641,742
		5,391,269
TOTAL HEALTH CARE		9,974,089
INDUSTRIALS - 11.2%
Aerospace & Defense - 2.9%
Honeywell International, Inc.	4,435	418,841
L-3 Communications Holdings, Inc.	103	11,886
Northrop Grumman Corp.	1,548	187,354
Precision Castparts Corp.	800	206,304
Raytheon Co.	4,330	423,950
Textron, Inc.	2,300	91,310
The Boeing Co.	3,305	426,081
United Technologies Corp.	5,080	594,462
		2,360,188
Air Freight & Logistics - 0.7%
Expeditors International of Washington, Inc.	500	19,755
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
FedEx Corp.	2,244	$ 299,193
United Parcel Service, Inc. Class B	2,171	207,917
		526,865
Airlines - 0.7%
American Airlines Group, Inc. (a)	3,300	121,869
Delta Air Lines, Inc.	8,747	290,488
United Continental Holdings, Inc. (a)	2,400	107,904
		520,261
Commercial Services & Supplies - 1.0%
Iron Mountain, Inc.	1,600	43,520
Stericycle, Inc. (a)	800	91,200
Tyco International Ltd.	15,031	634,008
		768,728
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc. (a)	900	54,585
Quanta Services, Inc. (a)	1,700	59,857
		114,442
Electrical Equipment - 0.6%
Eaton Corp. PLC	2,927	218,676
Emerson Electric Co.	1,975	128,889
Hubbell, Inc. Class B	500	59,770
Roper Industries, Inc.	500	67,810
		475,145
Industrial Conglomerates - 1.9%
3M Co.	2,925	394,085
Danaher Corp.	5,291	404,709
General Electric Co.	27,924	711,224
		1,510,018
Machinery - 1.7%
Caterpillar, Inc.	3,335	323,395
Cummins, Inc.	2,318	338,243
Deere & Co.	1,112	95,554
Flowserve Corp.	4,119	334,504
Ingersoll-Rand PLC	600	36,684
Parker Hannifin Corp.	1,305	157,318
Stanley Black & Decker, Inc.	500	41,520
Xylem, Inc.	800	31,480
		1,358,698
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 1.4%
Canadian National Railway Co.	2,467	$ 139,380
Canadian Pacific Railway Ltd.	1,269	199,123
CSX Corp.	3,033	84,044
Norfolk Southern Corp.	1,685	154,868
Union Pacific Corp.	3,160	570,001
		1,147,416
Trading Companies & Distributors - 0.2%
Fastenal Co.	1,200	56,628
W.W. Grainger, Inc.	405	103,283
		159,911
TOTAL INDUSTRIALS		8,941,672
INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 1.2%
Cisco Systems, Inc.	13,606	296,611
Motorola Solutions, Inc.	1,200	79,440
QUALCOMM, Inc.	7,707	580,260
		956,311
Computers & Peripherals - 3.4%
Apple, Inc.	3,878	2,040,755
EMC Corp.	13,371	352,593
SanDisk Corp.	600	44,580
Western Digital Corp.	2,940	255,751
		2,693,679
Electronic Equipment & Components - 0.2%
Avnet, Inc.	888	38,655
Corning, Inc.	1,764	33,992
Trimble Navigation Ltd. (a)	1,500	57,225
		129,872
Internet Software & Services - 3.8%
Akamai Technologies, Inc. (a)	1,400	85,582
eBay, Inc. (a)	9,503	558,491
Equinix, Inc. (a)	440	83,582
Facebook, Inc. Class A (a)	6,487	444,100
Google, Inc. Class A (a)	1,368	1,663,009
Velti PLC (c)	976	28
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
VeriSign, Inc. (a)	1,100	$ 60,621
Yahoo!, Inc. (a)	3,260	126,064
		3,021,477
IT Services - 2.8%
Accenture PLC Class A	2,003	166,950
Amdocs Ltd.	1,477	65,697
ASAC II LP (c)	1,527	19,867
Automatic Data Processing, Inc.	1,700	132,226
Cognizant Technology Solutions Corp. Class A (a)	1,365	142,042
Fidelity National Information Services, Inc.	1,600	88,976
IBM Corp.	2,133	394,968
MasterCard, Inc. Class A	4,803	373,289
Visa, Inc. Class A	3,825	864,221
		2,248,236
Semiconductors & Semiconductor Equipment - 1.8%
Altera Corp.	2,600	94,406
Applied Materials, Inc.	9,413	178,470
Atmel Corp. (a)	4,200	33,852
Avago Technologies Ltd.	900	55,530
Broadcom Corp. Class A	6,880	204,474
Intel Corp.	8,050	199,318
Linear Technology Corp.	15,064	705,598
		1,471,648
Software - 3.4%
Adobe Systems, Inc. (a)	420	28,816
Autodesk, Inc. (a)	3,800	199,348
Check Point Software Technologies Ltd. (a)	500	33,710
Citrix Systems, Inc. (a)	2,600	156,130
Microsoft Corp.	39,435	1,510,755
Oracle Corp.	12,348	482,930
Red Hat, Inc. (a)	4,400	259,556
salesforce.com, Inc. (a)	230	14,345
VMware, Inc. Class A (a)	500	48,025
		2,733,615
TOTAL INFORMATION TECHNOLOGY		13,254,838
Common Stocks - continued
	Shares	Value
MATERIALS - 4.6%
Chemicals - 3.5%
Air Products & Chemicals, Inc.	508	$ 61,631
Airgas, Inc.	800	86,240
Celanese Corp. Class A	1,700	90,763
E.I. du Pont de Nemours & Co.	540	35,975
Ecolab, Inc.	2,360	254,290
FMC Corp.	3,649	281,630
LyondellBasell Industries NV Class A	1,200	105,696
Monsanto Co.	5,810	639,216
Potash Corp. of Saskatchewan, Inc.	1,100	36,359
PPG Industries, Inc.	264	52,224
Praxair, Inc.	1,050	136,889
Rockwood Holdings, Inc.	6,225	491,028
Sherwin-Williams Co.	700	140,336
Syngenta AG (Switzerland)	64	23,299
The Dow Chemical Co.	6,908	336,489
		2,772,065
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	700	85,386
Vulcan Materials Co.	2,892	196,454
		281,840
Containers & Packaging - 0.5%
Ball Corp.	1,000	55,560
MeadWestvaco Corp.	9,161	342,896
		398,456
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	3,237	105,591
Newmont Mining Corp.	1,100	25,586
Nucor Corp.	1,100	55,264
		186,441
Paper & Forest Products - 0.1%
International Paper Co.	1,800	88,002
TOTAL MATERIALS		3,726,804
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	9,600	306,528
Verizon Communications, Inc.	28,654	1,363,357
		1,669,885
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp.	1,600	$ 121,440
T-Mobile U.S., Inc. (a)	2,500	76,250
		197,690
TOTAL TELECOMMUNICATION SERVICES		1,867,575
UTILITIES - 2.4%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	3,400	170,680
Edison International	6,751	353,550
Entergy Corp.	2,100	134,022
Exelon Corp.	3,176	96,582
FirstEnergy Corp.	1,600	49,248
ITC Holdings Corp.	2,510	257,526
Northeast Utilities	1,000	44,450
		1,106,058
Independent Power Producers & Energy Traders - 0.4%
Calpine Corp. (a)	2,400	45,720
NRG Energy, Inc.	3,900	113,373
The AES Corp.	12,700	173,355
		332,448
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	3,300	78,045
CMS Energy Corp.	2,200	62,546
NiSource, Inc.	2,500	87,050
PG&E Corp.	5,489	241,845
TECO Energy, Inc.	900	15,102
		484,588
TOTAL UTILITIES		1,923,094
TOTAL COMMON STOCKS (Cost $57,784,455)		75,327,253
Preferred Stocks - 0.0%
	Shares	Value
Convertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
United Technologies Corp. 7.50%	40	$ 2,659
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Mobileye NV Series F (c)	167	5,828
TOTAL CONVERTIBLE PREFERRED STOCKS		8,487
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Household Products - 0.0%
Henkel AG & Co. KGaA	188	20,980
TOTAL PREFERRED STOCKS (Cost $23,802)		29,467
Convertible Bonds - 0.0%
	Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (Cost $5,000)	$ 5,000	4,438
Equity Funds - 0.6%
	Shares
Sector Funds - 0.6%
Health Care Select Sector SPDR ETF	4,577	272,057
Market Vectors Oil Services ETF	4,082	199,283
TOTAL EQUITY FUNDS (Cost $425,337)		471,340
Money Market Funds - 5.1%
	Shares	Value
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $4,063,500)	4,063,500	$ 4,063,500
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $62,302,094)		79,895,998
NET OTHER ASSETS (LIABILITIES) - 0.2%		149,481
NET ASSETS - 100%		$ 80,045,479
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
14 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 1,300,320	$ 55,508
11 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2014	1,511,620	98,369
TOTAL EQUITY INDEX CONTRACTS		$ 2,811,940	$ 153,877

The face value of futures purchased as a percentage of net assets is 3.5%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,723 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$ 15,270
Mobileye NV Series F	8/15/13	$ 5,828
Velti PLC	4/19/13	$ 1,464
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,167,788	$ 11,167,788	$ -	$ -
Consumer Staples	6,174,927	6,145,280	29,647	-
Energy	6,888,481	6,888,481	-	-
Financials	11,428,965	11,428,965	-	-
Health Care	9,974,089	9,954,888	19,201	-
Industrials	8,944,331	8,944,331	-	-
Information Technology	13,260,666	13,234,943	28	25,695
Materials	3,726,804	3,703,505	23,299	-
Telecommunication Services	1,867,575	1,867,575	-	-
Utilities	1,923,094	1,923,094	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Corporate Bonds	$ 4,438	$ -	$ 4,438	$ -
Equity Funds	471,340	471,340	-	-
Money Market Funds	4,063,500	4,063,500	-	-
Total Investments in Securities:	$ 79,895,998	$ 79,793,690	$ 76,613	$ 25,695
Derivative Instruments:
Assets
Futures Contracts	$ 153,877	$ 153,877	$ -	$ -
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $62,521,148. Net unrealized appreciation aggregated $17,374,850, of which $17,786,355 related to appreciated investment securities and $411,505 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Growth
Multi-Manager Fund
Class L
Class N

February 28, 2014

1.9587063.100

MMG-L-MMG-N-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
CONSUMER DISCRETIONARY - 21.3%
Auto Components - 0.8%
Delphi Automotive PLC	995	$ 66,237
Johnson Controls, Inc.	3,575	176,605
Lear Corp.	2,360	191,632
The Goodyear Tire & Rubber Co.	660	17,734
TRW Automotive Holdings Corp. (a)	2,710	223,087
		675,295
Automobiles - 1.2%
General Motors Co.	7,528	272,514
Harley-Davidson, Inc.	7,194	475,236
Tesla Motors, Inc. (a)	726	177,732
		925,482
Hotels, Restaurants & Leisure - 4.8%
Dunkin' Brands Group, Inc.	2,606	134,652
Hilton Worldwide Holdings, Inc.	3,180	71,105
Las Vegas Sands Corp.	16,591	1,414,383
McDonald's Corp.	5,008	476,511
MGM Mirage, Inc. (a)	4,500	123,975
Panera Bread Co. Class A (a)	671	121,666
Starbucks Corp.	2,029	143,978
Starwood Hotels & Resorts Worldwide, Inc.	2,676	220,663
Wyndham Worldwide Corp.	1,570	114,422
Wynn Resorts Ltd.	4,368	1,059,196
		3,880,551
Household Durables - 0.9%
Harman International Industries, Inc.	5,766	603,873
Mohawk Industries, Inc. (a)	868	122,848
		726,721
Internet & Catalog Retail - 2.3%
Amazon.com, Inc. (a)	1,640	593,844
ASOS PLC (a)	268	31,235
Expedia, Inc.	1,230	96,592
Groupon, Inc. Class A (a)	11,261	93,579
priceline.com, Inc. (a)	725	977,909
TripAdvisor, Inc. (a)	318	31,876
zulily, Inc.	751	51,361
		1,876,396
Media - 4.7%
Aimia, Inc.	2,960	49,855
CBS Corp. Class B	14,856	996,540
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Cinemark Holdings, Inc.	2,500	$ 73,550
Comcast Corp. Class A	22,138	1,144,313
DIRECTV (a)	1,641	127,342
Omnicom Group, Inc.	3,190	241,419
Time Warner Cable, Inc.	1,502	210,806
Twenty-First Century Fox, Inc. Class A	14,022	470,298
Viacom, Inc. Class B (non-vtg.)	5,650	495,675
		3,809,798
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	2,191	120,001
Macy's, Inc.	3,551	205,461
		325,462
Specialty Retail - 4.6%
AutoZone, Inc. (a)	932	501,826
Bed Bath & Beyond, Inc. (a)	1,260	85,453
Best Buy Co., Inc.	2,400	63,912
Foot Locker, Inc.	2,400	100,104
GameStop Corp. Class A	1,600	59,696
Home Depot, Inc.	19,369	1,588,839
L Brands, Inc.	3,179	179,073
Lowe's Companies, Inc.	2,900	145,087
O'Reilly Automotive, Inc. (a)	1,450	218,733
PetSmart, Inc.	1,498	100,456
Ross Stores, Inc.	455	33,124
TJX Companies, Inc.	10,110	621,361
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	443	39,733
		3,737,397
Textiles, Apparel & Luxury Goods - 1.6%
Carter's, Inc.	1,678	126,404
Hanesbrands, Inc.	3,644	267,032
Michael Kors Holdings Ltd. (a)	1,647	161,455
Moncler SpA	2,427	44,454
NIKE, Inc. Class B	6,913	541,288
Under Armour, Inc. Class A (sub. vtg.) (a)	1,425	161,239
		1,301,872
TOTAL CONSUMER DISCRETIONARY		17,258,974
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 6.7%
Beverages - 1.7%
Anheuser-Busch InBev SA NV ADR	5,735	$ 599,938
Coca-Cola Enterprises, Inc.	1,500	70,620
Monster Beverage Corp. (a)	865	64,010
PepsiCo, Inc.	6,629	530,784
The Coca-Cola Co.	2,240	85,568
		1,350,920
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	10,516	769,140
Kroger Co.	8,645	362,571
Rite Aid Corp. (a)	14,530	95,753
Walgreen Co.	2,100	142,695
		1,370,159
Food Products - 1.6%
Archer Daniels Midland Co.	6,870	278,922
General Mills, Inc.	2,890	144,587
Green Mountain Coffee Roasters, Inc.	638	70,040
Kellogg Co.	2,220	134,732
Kraft Foods Group, Inc.	1,823	100,757
McCormick & Co., Inc. (non-vtg.)	1,587	105,377
Mead Johnson Nutrition Co. Class A	1,782	145,322
Mondelez International, Inc.	5,450	185,464
Tyson Foods, Inc. Class A	3,738	147,464
		1,312,665
Household Products - 0.2%
Colgate-Palmolive Co.	1,706	107,188
Energizer Holdings, Inc.	682	66,386
		173,574
Tobacco - 1.5%
Lorillard, Inc.	2,717	133,296
Philip Morris International, Inc.	13,902	1,124,811
		1,258,107
TOTAL CONSUMER STAPLES		5,465,425
ENERGY - 3.6%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	2,800	177,184
Cameron International Corp. (a)	4,644	297,495
Halliburton Co.	3,625	206,625
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc.	5,352	$ 412,318
Oceaneering International, Inc.	770	55,117
Schlumberger Ltd.	6,616	615,288
		1,764,027
Oil, Gas & Consumable Fuels - 1.4%
Apache Corp.	2,600	206,154
Cabot Oil & Gas Corp.	3,304	115,640
Denbury Resources, Inc.	12,720	208,099
Exxon Mobil Corp.	292	28,111
Marathon Petroleum Corp.	2,447	205,548
Occidental Petroleum Corp.	2,840	274,117
Range Resources Corp.	606	52,146
Valero Energy Corp.	1,760	84,445
		1,174,260
TOTAL ENERGY		2,938,287
FINANCIALS - 4.1%
Capital Markets - 0.2%
Goldman Sachs Group, Inc.	1,168	194,414
Commercial Banks - 0.2%
Regions Financial Corp.	13,800	146,832
Consumer Finance - 0.9%
Capital One Financial Corp.	4,870	357,604
Discover Financial Services	6,542	375,380
		732,984
Diversified Financial Services - 1.0%
Bank of America Corp.	4,760	78,683
CME Group, Inc.	630	46,507
JPMorgan Chase & Co.	10,230	581,269
MSCI, Inc. Class A (a)	3,116	136,200
		842,659
Insurance - 0.9%
Allstate Corp.	3,795	205,917
Arch Capital Group Ltd. (a)	1,974	110,781
Everest Re Group Ltd.	1,554	231,919
MetLife, Inc.	1,170	59,284
Progressive Corp.	4,589	112,385
		720,286
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.9%
American Tower Corp.	7,281	$ 593,183
Public Storage	545	92,105
		685,288
TOTAL FINANCIALS		3,322,463
HEALTH CARE - 15.6%
Biotechnology - 6.9%
Alnylam Pharmaceuticals, Inc. (a)	203	16,492
Amgen, Inc.	5,618	696,744
Biogen Idec, Inc. (a)	3,583	1,220,656
Celgene Corp. (a)	6,396	1,028,157
Gilead Sciences, Inc. (a)	31,188	2,582,055
Intercept Pharmaceuticals, Inc. (a)	22	9,031
Ironwood Pharmaceuticals, Inc. Class A (a)	2,481	35,999
Pharmacyclics, Inc. (a)	98	13,589
Seattle Genetics, Inc. (a)	301	15,830
		5,618,553
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	3,090	214,755
Intuitive Surgical, Inc. (a)	410	182,380
Medtronic, Inc.	4,660	276,152
St. Jude Medical, Inc.	1,000	67,320
The Cooper Companies, Inc.	1,574	201,803
		942,410
Health Care Providers & Services - 2.5%
Aetna, Inc.	2,044	148,619
Cardinal Health, Inc.	3,180	227,465
Cigna Corp.	1,674	133,234
Express Scripts Holding Co. (a)	5,990	451,107
HCA Holdings, Inc. (a)	8,630	441,856
McKesson Corp.	2,819	499,104
Qualicorp SA (a)	4,304	38,988
WellPoint, Inc.	982	88,959
		2,029,332
Health Care Technology - 0.3%
athenahealth, Inc. (a)	1,180	228,767
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	4,550	259,032
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Illumina, Inc. (a)	2,367	$ 405,917
Thermo Fisher Scientific, Inc.	2,162	269,255
		934,204
Pharmaceuticals - 3.5%
AbbVie, Inc.	1,800	91,638
Actavis PLC (a)	1,730	382,019
Bristol-Myers Squibb Co.	9,227	496,136
Endo Health Solutions, Inc. (a)	3,664	292,460
Johnson & Johnson	7,661	705,731
Merck & Co., Inc.	5,870	334,531
Pfizer, Inc.	5,026	161,385
Shire PLC sponsored ADR	2,036	336,245
Zoetis, Inc. Class A	1,782	55,278
		2,855,423
TOTAL HEALTH CARE		12,608,689
INDUSTRIALS - 11.9%
Aerospace & Defense - 4.1%
Honeywell International, Inc.	3,430	323,929
L-3 Communications Holdings, Inc.	1,105	127,517
Lockheed Martin Corp.	1,250	202,875
Northrop Grumman Corp.	1,875	226,931
Precision Castparts Corp.	2,463	635,158
Spirit AeroSystems Holdings, Inc. Class A (a)	2,840	81,877
The Boeing Co.	7,611	981,210
TransDigm Group, Inc.	310	55,223
Triumph Group, Inc.	1,120	73,024
United Technologies Corp.	5,001	585,217
		3,292,961
Air Freight & Logistics - 0.9%
FedEx Corp.	1,840	245,327
United Parcel Service, Inc. Class B	5,321	509,592
		754,919
Airlines - 0.3%
Delta Air Lines, Inc.	7,725	256,547
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.3%
Edenred SA	4,660	$ 149,870
Stericycle, Inc. (a)	418	47,652
		197,522
Electrical Equipment - 0.2%
Eaton Corp. PLC	1,107	82,704
Roper Industries, Inc.	556	75,405
SolarCity Corp. (a)	345	29,311
		187,420
Industrial Conglomerates - 0.4%
3M Co.	900	121,257
Danaher Corp.	2,751	210,424
		331,681
Machinery - 2.6%
Caterpillar, Inc.	4,252	412,316
Colfax Corp. (a)	876	62,310
Cummins, Inc.	1,897	276,810
Flowserve Corp.	4,240	344,330
Kennametal, Inc.	1,630	71,296
Pall Corp.	3,509	301,774
Pentair Ltd.	7,178	580,054
Trinity Industries, Inc.	700	50,267
		2,099,157
Professional Services - 0.8%
Equifax, Inc.	959	67,188
IHS, Inc. Class A (a)	1,059	126,953
Intertek Group PLC	2,434	119,871
Towers Watson & Co.	1,600	174,560
Verisk Analytics, Inc. (a)	1,965	125,200
		613,772
Road & Rail - 2.3%
Canadian Pacific Railway Ltd.	4,473	701,873
Kansas City Southern	2,652	249,076
Union Pacific Corp.	5,037	908,574
		1,859,523
TOTAL INDUSTRIALS		9,593,502
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 26.0%
Communications Equipment - 1.8%
Cisco Systems, Inc.	8,730	$ 190,314
Juniper Networks, Inc. (a)	4,400	117,656
Motorola Solutions, Inc.	2,524	167,089
QUALCOMM, Inc.	13,252	997,743
		1,472,802
Computers & Peripherals - 4.1%
3D Systems Corp. (a)	623	47,323
Apple, Inc.	5,001	2,631,726
NCR Corp. (a)	5,270	179,444
SanDisk Corp.	1,940	144,142
Stratasys Ltd. (a)	202	25,680
Western Digital Corp.	3,630	315,774
		3,344,089
Electronic Equipment & Components - 0.1%
Corning, Inc.	4,435	85,462
Internet Software & Services - 7.4%
Akamai Technologies, Inc. (a)	2,797	170,981
Dropbox, Inc. (a)(c)	1,585	30,275
eBay, Inc. (a)	7,290	428,433
Facebook, Inc. Class A (a)	18,236	1,248,437
Google, Inc. Class A (a)	2,498	3,036,687
IAC/InterActiveCorp	2,450	189,949
LinkedIn Corp. (a)	1,969	401,755
MercadoLibre, Inc.	347	36,150
Qihoo 360 Technology Co. Ltd. ADR (a)	1,086	119,047
SINA Corp. (a)	144	9,840
Twitter, Inc.	1,742	95,653
Yandex NV (a)	3,615	135,563
Youku Tudou, Inc. ADR (a)	2,474	82,112
		5,984,882
IT Services - 6.0%
Accenture PLC Class A	2,061	171,784
Alliance Data Systems Corp. (a)	1,055	300,791
Cognizant Technology Solutions Corp. Class A (a)	4,520	470,351
Fidelity National Information Services, Inc.	3,868	215,099
Fiserv, Inc. (a)	3,006	174,498
FleetCor Technologies, Inc. (a)	2,935	381,345
Gartner, Inc. Class A (a)	2,083	144,893
IBM Corp.	618	114,435
MasterCard, Inc. Class A	17,820	1,384,970
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Vantiv, Inc. (a)	2,250	$ 71,618
Visa, Inc. Class A	6,125	1,383,883
		4,813,667
Semiconductors & Semiconductor Equipment - 2.0%
Applied Materials, Inc.	28,417	538,786
Avago Technologies Ltd.	1,900	117,230
Broadcom Corp. Class A	2,580	76,678
KLA-Tencor Corp.	975	63,521
Lam Research Corp. (a)	3,190	165,019
Linear Technology Corp.	2,029	95,038
Microchip Technology, Inc.	700	31,885
Skyworks Solutions, Inc. (a)	2,500	88,650
Xilinx, Inc.	8,418	439,420
		1,616,227
Software - 4.6%
Activision Blizzard, Inc.	8,440	163,314
Adobe Systems, Inc. (a)	6,400	439,104
Aspen Technology, Inc. (a)	2,980	139,911
CommVault Systems, Inc. (a)	990	68,191
FireEye, Inc.	645	55,238
Microsoft Corp.	21,160	810,640
NetSuite, Inc. (a)	457	52,596
Oracle Corp.	26,707	1,044,511
Parametric Technology Corp. (a)	1,530	60,144
ServiceNow, Inc. (a)	966	65,746
SolarWinds, Inc. (a)	4,810	222,126
Solera Holdings, Inc.	2,603	178,097
Splunk, Inc. (a)	796	73,829
Symantec Corp.	4,753	102,094
Synopsys, Inc. (a)	3,192	128,957
Tableau Software, Inc.	140	13,208
Workday, Inc. Class A (a)	649	71,338
Zynga, Inc. (a)	7,331	37,095
		3,726,139
TOTAL INFORMATION TECHNOLOGY		21,043,268
MATERIALS - 3.3%
Chemicals - 2.8%
Ashland, Inc.	4,450	419,947
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
CF Industries Holdings, Inc.	662	$ 166,096
LyondellBasell Industries NV Class A	3,994	351,792
Monsanto Co.	3,721	409,384
PPG Industries, Inc.	4,034	798,006
The Dow Chemical Co.	2,570	125,185
		2,270,410
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	489	59,648
Containers & Packaging - 0.2%
Packaging Corp. of America	1,690	123,184
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	6,040	197,025
TOTAL MATERIALS		2,650,267
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.8%
Frontier Communications Corp.	18,993	92,686
Verizon Communications, Inc.	11,803	561,587
		654,273
Wireless Telecommunication Services - 0.5%
Crown Castle International Corp.	5,035	382,157
TOTAL TELECOMMUNICATION SERVICES		1,036,430
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
The AES Corp.	5,215	71,185
TOTAL COMMON STOCKS (Cost $53,426,749)		75,988,490
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Internet & Catalog Retail - 0.0%
Flipkart Series D (c)	365	8,647
Nonconvertible Preferred Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Palantir Technologies, Inc.:
Series G (a)(c)	1,489	$ 6,656
Series H (c)	655	2,928
Series H1 (c)	655	2,928
		12,512
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $17,530)		21,159
Equity Funds - 0.1%

Large Growth Funds - 0.1%
iShares Russell 1000 Growth Index ETF (Cost $37,553)	653	57,288
Money Market Funds - 5.9%

Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.01% (b) (Cost $4,745,723)	4,745,723	4,745,723
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $58,227,555)		80,812,660
NET OTHER ASSETS (LIABILITIES) - 0.1%		90,700
NET ASSETS - 100%		$ 80,903,360
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
43 ICE Russell 1000 Growth Index Contracts (United States)	March 2014	$ 3,783,140	$ 213,273

The face value of futures purchased as a percentage of net assets is 4.7%
Security Type Abbreviations
ETF	-	Exhange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $51,434 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Dropbox, Inc.	5/1/12 - 5/25/12	$ 14,349
Flipkart Series D	10/4/13	$ 8,376
Palantir Technologies, Inc. Series G	7/19/12	$ 4,556
Palantir Technologies, Inc. Series H	10/25/13	$ 2,299
Palantir Technologies, Inc. Series H1	10/25/13	$ 2,299
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 17,267,621	$ 17,258,974	$ -	$ 8,647
Consumer Staples	5,465,425	5,465,425	-	-
Energy	2,938,287	2,938,287	-	-
Financials	3,322,463	3,322,463	-	-
Health Care	12,608,689	12,608,689	-	-
Industrials	9,593,502	9,593,502	-	-
Information Technology	21,055,780	21,012,993	-	42,787
Materials	2,650,267	2,650,267	-	-
Telecommunication Services	1,036,430	1,036,430	-	-
Utilities	71,185	71,185	-	-
Equity Funds	57,288	57,288	-	-
Money Market Funds	4,745,723	4,745,723	-	-
Total Investments in Securities:	$ 80,812,660	$ 80,761,226	$ -	$ 51,434
Derivative Instruments:
Assets
Futures Contracts	$ 213,273	$ 213,273	$ -	$ -
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $58,270,286. Net unrealized appreciation aggregated $22,542,374, of which $22,909,200 related to appreciated investment securities and $366,826 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2014
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	April 29, 2014